                                File Nos. 2-24256
                                    811-1343

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4
                  --------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 84



                                       and
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                                      1940



                                Amendment No. 85
               --------------------------------------------------


               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
          ------------------------------------------------------------
                           (Exact Name of Registrant)

                       Horace Mann Life Insurance Company
                  --------------------------------------------
                               (Name of Depositor)

               One Horace Mann Plaza, Springfield, Illinois 62715
           -----------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)


                                 (217) 789-2500
                         (Depositor's Telephone Number)



                                 Ann M. Caparros
                              One Horace Mann Plaza
                           Springfield, Illinois 62715
                    -----------------------------------------
                     (Name and Address of Agent for Service)


                          Copies of Communications to:


                                 Stephen E. Roth
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-1415


It is proposed that this filing will become effective:

      [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485


      [ ] On May 1, 2007 pursuant to paragraph (b) of Rule 485



      [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



      [X] On May 1, 2007 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


VARIABLE DEFERRED ANNUITY
CONTRACTS


HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT


MAY 1, 2007

VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE
INSURANCE COMPANY SEPARATE ACCOUNT SINGLE PREMIUM CONTRACTS FOR INDIVIDUALS FLEXIBLE PREMIUM CONTRACTS FOR INDIVIDUALS


     This prospectus offers Variable annuity Contracts to individuals. These Contracts were issued by Horace Mann Life Insurance Company ("HMLIC") as flexible premium Contracts or as single premium Contracts. Certain of these Contracts were issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended ("IRC"). These Contracts are no longer sold by HMLIC. The investment choices under the contracts are a Fixed Account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options or Variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:


LIFECYCLE FUNDS

          Wilshire Variable Insurance Trust 2010 Conservative Fund



          Wilshire Variable Insurance Trust 2010 Moderate Fund

          Wilshire Variable Insurance Trust 2010 Aggressive Fund



          Wilshire Variable Insurance Trust 2015 Moderate Fund Wilshire Variable Insurance Trust 2025 Moderate Fund Wilshire Variable Insurance Trust 2035 Moderate Fund Wilshire Variable Insurance Trust 2045 Moderate Fund

LARGE COMPANY STOCK FUNDS
     Large Value
          Davis Value Portfolio
          T. Rowe Price Equity Income Portfolio VIP II

          Wilshire Large Company Value Portfolio (Investment Class)(5)



     Large Core

          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(1)(5)

          Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2

          JPMorgan U.S. Large Cap Core Equity Portfolio(4)


          Wilshire VIT Equity Fund -- Horace Mann Shares

     Large Growth
          AllianceBernstein VIP Large Cap Growth Portfolio
          Fidelity VIP Growth Portfolio SC 2

          Wilshire Large Company Growth Portfolio (Investment Class)(1)(5)

MID-SIZE COMPANY STOCK FUNDS
     Mid Value
          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio

          Ariel Appreciation Fund(R)(2)(5)


          Wells Fargo Advantage VT Opportunity Fund(SM)(3)

     Mid Core

          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(4)

          Fidelity VIP Mid Cap Portfolio SC 2

          Rainier Small/Mid Cap Equity Portfolio(5)

     Mid Growth
          Delaware VIP Growth Opportunities Series -- Service Class

          Lord Abbett Series Fund Growth Opportunities Portfolio(4)

          Putnam VT Vista Fund (IB Shares)

          Wells Fargo Advantage VT Discovery Fund(SM)(3)

SMALL COMPANY STOCK FUNDS
     Small Value
          Ariel Fund(R)(2)(5)
          Royce Capital Fund Small-Cap Portfolio
          T. Rowe Price Small-Cap Value Fund -- Advisor Class(3)
          Wilshire Small Company Value Portfolio (Investment Class)(5)
     Small Core

          Credit Suisse Trust Small Cap Core I Portfolio(3)

          Goldman Sachs VIT Structured Small Cap Equity Fund
          Neuberger Berman Genesis Fund -- Advisor Class(5)
          T. Rowe Price Small-Cap Stock Fund -- Advisor Class(3)
     Small Growth
          AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth
            Portfolio
          Delaware VIP Trend Series -- Service Class
          Wilshire Small Company Growth Portfolio (Investment Class)(4)(5) Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares
INTERNATIONAL STOCK FUNDS
          Fidelity VIP Overseas Portfolio SC 2
          Wilshire VIT International Equity Fund -- Horace Mann Shares
SPECIALTY
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares
REAL ESTATE
          Cohen & Steers VIF Realty Fund, Inc.
BOND FUNDS
          Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares
BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares
MONEY MARKET
          T. Rowe Price Prime Reserve Portfolio

(1) For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.


(2) These Subaccounts are not available as investment options in a 457(b) Contract.



(3) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.



          Wells Fargo Advantage VT Discovery Fund(SM)

          T. Rowe Price Small-Cap Stock Fund -- Advisor Class

          Wells Fargo Advantage VT Opportunity Fund(SM)


          Credit Suisse Trust Small Cap Core I Portfolio

          T. Rowe Price Small-Cap Value Fund -- Advisor Class


    However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.


(4) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.

          JPMorgan U.S. Large Cap Core Equity Portfolio
          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares
          Lord Abbett Series Fund Growth Opportunities Portfolio

          Wilshire Small Company Growth Portfolio (Investment Class)



(5) These Subaccounts are not available as investment options in Non-Qualified Contracts.


     Trademarks used in this document are owned by and used with the permission of the appropriate company.


     This prospectus sets forth the information an investor should know before purchasing a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2007. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-
1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 39 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY
     ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                           PRINCIPAL AMOUNT INVESTED.


                   The date of this prospectus is May 1, 2007.

TABLE OF CONTENTS
--------------------------------------------------------------------------------




                                                                                PAGE
                                                                                ----

DEFINITIONS                                                                       4
SUMMARY                                                                           6
FEE TABLES AND EXAMPLE                                                            9
CONDENSED FINANCIAL INFORMATION                                                  11
HORACE MANN LIFE INSURANCE COMPANY, THE FIXED ACCOUNT, THE SEPARATE ACCOUNT
  AND THE UNDERLYING FUNDS                                                       12
  Horace Mann Life Insurance Company                                             12
  The Separate Account                                                           12
  The Underlying Funds                                                           12
THE CONTRACTS                                                                    22
  Contract Owners' Rights                                                        22
  Purchasing the Contract                                                        22
  Cancelling The Contract                                                        22
  Purchase Payments                                                              22
     Amount and Frequency of Purchase Payments                                   22
     Allocation of Net Purchase Payments                                         22
     Accumulation Units and Accumulation Unit Value                              22
  Transactions                                                                   23
     Transfers                                                                   23
     Dollar Cost Averaging                                                       23
     Rebalancing                                                                 24
     Changes to Purchase Payment Allocations                                     24
     Market Timing                                                               25
     Surrender or Withdrawal Before Commencement of Annuity Period               25
     Payments We Make                                                            26
     Confirmations                                                               26
  Deductions and Expenses                                                        27
     Annual Maintenance Charge                                                   27
     Mortality and Expense Risk Fee                                              27
     Surrender Charges                                                           27
     Operating Expenses of the Underlying Funds                                  27
     Premium Taxes                                                               27
  Death Benefit Proceeds                                                         27
  Annuity Payments                                                               27
  Annuity Payment Options                                                        28
  Amount of Fixed and Variable Annuity Payments                                  29
  Misstatement of Age                                                            29
  Modification of the Contract                                                   30
INDIVIDUAL PRODUCT INFORMATION                                                   30
TAX CONSEQUENCES                                                                 34
  Separate Account                                                               34
  Owner Control                                                                  34
  General Requirements                                                           34
     Withdrawals                                                                 34
     Premature Distribution Tax                                                  34
     Annuity Payments                                                            34
     Non-Natural Person                                                          34
     Required Distributions                                                      34
     Taxation of Death Benefit Proceeds                                          35
     Transfers, Assignments, or Exchanges of a Contract                          35
     Withholding                                                                 35
     Multiple Contracts                                                          35
  Federal Estate Taxes                                                           35
  Generation-skipping Transfer Tax                                               35
  Annuity purchases by Nonresident Aliens and Foreign Corporations               35
  Foreign Tax Credits                                                            35
  Taxation of Qualified Plans                                                    35
     Contribution Limitations and General Requirements Applicable to
       Qualified Plans                                                           35
       Transfers, Assignments, or Exchanges of a Contract                        37
       Premature Distribution Tax                                                37
       Required Minimum Distributions                                            38
       Withholding                                                               38
Possible Tax Law Changes                                                         38
OTHER INFORMATION                                                                38
ADDITIONAL INFORMATION                                                           39





     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.


     ANNUITANT: The natural person whose life determines the Annuity Payments made under the Contract.


     ANNUITIZED VALUE: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax, outstanding loan and applicable withdrawal charge.

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the Annuity Period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.

     ANNUITY PERIOD: The period during which Income Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.


     CONTRACT: The individual deferred Variable annuity contracts this prospectus offers.


     CONTRACT OWNER (YOU, YOUR): The individual to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.

     HOME OFFICE: The mailing address and telephone number of our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

     MATURITY DATE: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.


     In addition, Qualified Plans often place certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Required Minimum Distribution."


     MUTUAL FUND(S): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

     NET PURCHASE PAYMENT: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after any applicable charges.


     NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Plan.



     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following Contracts: Internal Revenue Code ("IRC") Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.


     SCHEDULED UPDATE: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.


     SUBACCOUNT: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.


     SURRENDER CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.


     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.


     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract before the time annuity Income Payments begin.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contract(s). This prospectus is intended to serve as a disclosure document for the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).


     For a brief overview of product-specific information for the Contract You own, see the "Individual Product Information" section of this prospectus.


     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT"?

     The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?


     The Contracts are designed for individuals seeking long-term tax-deferred accumulation of funds and are no longer sold. Purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through a Qualified Plan.


     The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HM Investors is a broker/ dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?


     You may have money allocated to or invested in no more than 24 Subaccounts at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.


     (a)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:

LIFECYCLE FUNDS

          Wilshire Variable Insurance Trust 2010 Conservative Fund



          Wilshire Variable Insurance Trust 2010 Moderate Fund

          Wilshire Variable Insurance Trust 2010 Aggressive Fund



          Wilshire Variable Insurance Trust 2015 Moderate Fund Wilshire Variable Insurance Trust 2025 Moderate Fund Wilshire Variable Insurance Trust 2035 Moderate Fund Wilshire Variable Insurance Trust 2045 Moderate Fund

LARGE COMPANY STOCK FUNDS
     Large Value
          Davis Value Portfolio
          T. Rowe Price Equity Income Portfolio VIP II

          Wilshire Large Company Value Portfolio (Investment Class)(5)




     Large Core

          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(1)(5)

          Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2

          JPMorgan U.S. Large Cap Core Equity Portfolio(4)


          Wilshire VIT Equity Fund -- Horace Mann Shares


     Large Growth
          AllianceBernstein VPS Large Cap Growth Portfolio
          Fidelity VIP Growth Portfolio SC 2

          Wilshire Large Company Growth Portfolio (Investment Class)(1)(5)


MID-SIZE COMPANY STOCK FUNDS
     Mid Value
          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio

          Ariel Appreciation Fund(R)(2)(5)


          Wells Fargo Advantage VT Opportunity Fund(SM)(3)


     Mid Core

          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares(4)

          Fidelity VIP Mid Cap Portfolio SC 2

          Rainier Small/Mid Cap Equity Portfolio(5)


     Mid Growth
          Delaware VIP Growth Opportunities Series -- Service Class

          Lord Abbett Series Fund Growth Opportunities Portfolio(4)


          Putnam VT Vista Fund (IB Shares) Wells Fargo Advantage VT Discovery
            Fund(SM)(3)

SMALL COMPANY STOCK FUNDS
     Small Value

          Ariel Fund(R)(2)(5)

          Royce Capital Fund Small-Cap Portfolio
          T. Rowe Price Small-Cap Value Fund -- Advisor Class(3)
          Wilshire Small Company Value Portfolio (Investment Class)(5)

     Small Core

          Credit Suisse Trust Small Cap Core I Portfolio(3)

          Goldman Sachs VIT Structured Small Cap Equity Fund
          Neuberger Berman Genesis Fund -- Advisor Class
          T. Rowe Price Small-Cap Stock Fund -- Advisor Class(3)

     Small Growth
          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Delaware VIP Trend Series -- Service Class

          Wilshire Small Company Growth Portfolio (Investment Class)(4)(5)

          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares

INTERNATIONAL STOCK FUNDS
          Fidelity VIP Overseas Portfolio SC 2
          Wilshire VIT International Equity Fund -- Horace Mann Shares

SPECIALTY
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares

REAL ESTATE
          Cohen & Steers VIF Realty Fund, Inc.

BOND FUNDS
          Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares

BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares

MONEY MARKET
          T. Rowe Price Prime Reserve Portfolio



(1) For Contracts issued before September 5, 2000, the Subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.


(2) These Subaccounts are not available as investment options in a 457(b) Contract.



(3) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.


          Wells Fargo Advantage VT Discovery Fund(SM)
          T. Rowe Price Small-Cap Stock Fund -- Advisor Class
          Wells Fargo Advantage VT Opportunity Fund(SM)

          Credit Suisse Trust Small Cap Core I Portfolio

          T. Rowe Price Small-Cap Value Fund -- Advisor Class


    However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.


(4) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.


          JPMorgan U.S. Large Cap Core Equity Portfolio
          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

          Wilshire Small Company Growth Portfolio (Investment Class)



(5) These Subaccounts are not available as investment options in Non-Qualified Contracts.


     (b) FIXED ACCOUNT -- You also may direct Your Net Purchase Payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?


     At any time before the Contract's Maturity Date, You may transfer from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see "The
Contract -- Transactions -- Transfers."


MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?

     Unless restricted by the Internal Revenue Code of 1986 as amended ("IRC"), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the Variable Cash Value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges."

WHAT ARE THE CHARGES OR DEDUCTIONS?

     Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the "Individual Product Information" section for the mortality and expense risk fee of Your product.

     A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions does not have an annual maintenance fee. See the "Individual Product Information" section for the annual maintenance fee of Your product.

     We do not assess a sales expense charge on purchase payments, but do assess a decreasing Surrender Charge against certain withdrawals and surrenders. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?


     The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from 403(b) or 457(b) Contracts except under certain circumstances. See "Tax Consequences." These Contracts might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 15 to 30 days of receipt of the Contract. HMLIC will refund the greater of the Net Purchase Payments made for this Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Maturity Date set by the terms of Your Contract. Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Income
Payments: Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

FEE TABLES AND EXAMPLE
--------------------------------------------------------------------------------

     The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables. If you are in the process of purchasing a Contract, ask Your registered representative which Contract You are purchasing.

CONTRACT OWNER TRANSACTION EXPENSES:(1)



                                                                             ANNUITY          ANNUITY
                                                  ANNUITY ALTERNATIVES   ALTERNATIVES 2   ALTERNATIVES 2
                                                       (IC-408000)         (IC-437000)      (IC-438000)
                                                  --------------------   --------------   --------------


Surrender Fees(2)(as a percentage of amount
  surrendered, if applicable)                               8%                  8%               8%





     We guarantee that the aggregate surrender fee charged will never exceed 9% of Your total purchase payments. See "Surrender or Withdrawal Before Commencement of Annuity Period."


PERIODIC FEES AND EXPENSES


     The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.



                                                                             ANNUITY          ANNUITY
                                                  ANNUITY ALTERNATIVES   ALTERNATIVES 2   ALTERNATIVES 2
                                                       (IC-408000)         (IC-437000)      (IC-438000)
                                                  --------------------   --------------   --------------


Annual Contract Fee(3)                                    $  25               $  25            $  25
Separate Account Annual Expenses (as a
  percentage of average Variable Cash Value)
  Mortality and Expense Risk Fees                          1.25%               1.25%            1.25%
Total Separate Account Annual Expenses                     1.25%               1.25%            1.25%






     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2006. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.




TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(4)                       LOWEST    HIGHEST
--------------------------------------------------                       ------    -------


(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)






     The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Balanced Fund, each of which is a "fund of funds." A "fund of funds" purchases shares of other funds (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund and the Wilshire VIT Balanced Fund on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.



(1) Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence. Premium taxes currently range between 0% and 3.5%.



(2) The surrender fees decline to zero over time, according to the following schedules.




               ANNUITY ALTERNATIVES    ANNUITY ALTERNATIVES 2
CONTRACT YEAR       (IC-408000)      (IC-437000 AND IC-438000)
-------------  --------------------  -------------------------


      1                  8                       8
      2                  8                       7
      3                  6                       6
      4                  4                       4
      5                  2                       2
      6                  0                       0
      7                  0                       0
      8                  0                       0
      9                  0                       0




(3) The annual contract fee is waived if the Contract value equals or exceeds $10,000.



(4) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.

EXAMPLE


     This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.



     The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable surrender charges, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2006. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:


                        ANNUITY ALTERNATIVES (IC-408000)

     If You surrender or annuitize Your Contract at the end of the applicable time period:


     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------





     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------





                ANNUITY ALTERNATIVES 2 (IC-437000 AND IC-438000)

     If You surrender or annuitize Your Contract at the end of the applicable time period:


     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------





     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------






     PLEASE REMEMBER THAT THE EXAMPLE IS SIMPLY AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


     Tables showing the accumulation unit value information for each Subaccount of the Separate Account available under the Contracts are presented in "Appendix A -- Condensed Financial Information."




     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE FIXED ACCOUNT
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS


HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.


THE FIXED ACCOUNT



     The fixed account is part of HMLIC's general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.



     THE FIXED ACCOUNT HAS NOT BEEN REGISTERED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND THE STAFF OF THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THE PROSPECTUS RELATING TO THE FIXED ACCOUNT.


THE SEPARATE ACCOUNT


     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed because the payment amounts fluctuate in accordance with the performance of the Subaccounts.


     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (217) 527-2307. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Annuities" link.



             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2010 CONSERVATIVE          current                         high total return until its target retirement
  FUND(6)                          income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2010 MODERATE FUND(6)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2010 AGGRESSIVE            current                         high total return until its target retirement
  FUND(6)                          income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2015 MODERATE FUND(6)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2025 MODERATE FUND(6)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2035 MODERATE FUND(6)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2045 MODERATE FUND(6)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

DAVIS VALUE PORTFOLIO            Long-term        Large value      Invests primarily in equity securities issued
                                   capital                         by companies with market capitalizations of
                                   growth                          at least $10 billion. Davis conducts
                                                                   extensive research to try to identify
                                                                   businesses that possess characteristics Davis
                                                                   believes foster the creation of long-term
                                                                   value. Davis aims to invest in such
                                                                   businesses when they are trading at a
                                                                   discount to their intrinsic worth. The Davis
                                                                   Value Portfolio is a series of the Davis
                                                                   Variable Account Fund and is advised by Davis
                                                                   Selected Advisers, L.P.

T. ROWE PRICE EQUITY INCOME      Long-term        Large value      To invest at least 80% of the fund's net
  PORTFOLIO VIP II                 Capital                         asset in common stocks, with 65% in the
                                   appreci-                        common stocks of well-established companies
                                   ation                           paying above-average dividends, with
                                                                   favorable prospects for both increasing
                                                                   dividends and capital appreciation. The T.
                                                                   Rowe Price Equity Income Portfolio VIP II is
                                                                   advised by T. Rowe Price Associates.

WILSHIRE LARGE COMPANY VALUE     Long-term        Large value      Seeks to provide investment results of a
  PORTFOLIO (INVESTMENT            capital                         portfolio of publicly traded common stocks of
  CLASS)(5)                        growth                          companies in the large company value segment
                                                                   of the Wilshire 5000 Index. The Wilshire
                                                                   Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

DOW JONES WILSHIRE 5000 INDEX    Capital           Large core      Seeks to replicate as closely as possible,
  PORTFOLIO (INVESTOR              growth                          before expenses, the performance of the
  CLASS)(1)(5)                                                     Wilshire 5000 Index. The fund invests
                                                                   primarily in the common stocks of companies
                                                                   included in the Index that are representative
                                                                   of the entire Index. The Wilshire Mutual
                                                                   Funds are advised by Wilshire Associates
                                                                   Incorporated.

FIDELITY VIP GROWTH & INCOME     Current           Large core      Invests primarily in common stocks with a
  PORTFOLIO SC2                    income/-                        focus on those that pay current dividends and
                                   Capital                         show potential for capital growth. The
                                   growth                          Fidelity VIP Growth and Income Portfolio is a
                                                                   series of the Fidelity VIP Series and is
                                                                   advised by Fidelity Management  & Research
                                                                   Co.

FIDELITY VIP INDEX 500           Long-term         Large core      The fund seeks to provide investment results
  PORTFOLIO SC2                    capital                         that correspond to the total return
                                   growth                          performance of common stocks publicly traded
                                                                   in the United States. The fund normally
                                                                   invests at least 80% of its assets in common
                                                                   stocks included in the S&P 500. The Fidelity
                                                                   VIP Index 500 Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

JPMORGAN U.S. LARGE CAP CORE     Long-term         Large core      The fund seeks to provide a consistently high
  EQUITY PORTFOLIO(4)              capital                         total return from a broadly diversified
                                   growth                          portfolio of equity securities with risk
                                                                   characteristics similar to the S&P 500 Index.
                                                                   The JPMorgan U.S. Large Cap Core Equity
                                                                   Portfolio is a series of the J.P. Morgan
                                                                   Series Trust II and is advised by J.P. Morgan
                                                                   Investment Management Inc.

WILSHIRE VIT EQUITY FUND --      Long-term         Large core      The fund seeks long-term capital growth by
  HORACE MANN SHARES               capital                         investing primarily in equity securities.
                                   growth                          This is a moderately aggressive investment.
                                                                   The Wilshire VIT Funds are advised by
                                                                   Wilshire Associates Incorporated.

ALLIANCEBERNSTEIN VIP LARGE      Long-term        Large growth     Invests primarily in equity securities of
  CAP GROWTH PORTFOLIO             capital                         U.S. companies. The Portfolio focuses on a
                                   growth                          relatively small number of intensively
                                                                   research companies. AllianceBernstein selects
                                                                   the Portfolio's investments from a research
                                                                   universe of approximately 500 companies.
                                                                   AllianceBernstein tends to focus on those
                                                                   companies that have strong management,
                                                                   superior industry positions, excellent
                                                                   balance sheets, and superior earnings growth
                                                                   prospects. The AllianceBernstein Large Cap
                                                                   Growth Portfolio is a series of the
                                                                   AllianceBernstein Variable Products Series
                                                                   Fund and is advised by Alliance Capital
                                                                   Management.

FIDELITY VIP GROWTH PORTFOLIO    Capital          Large growth     The fund invests primarily in various common
  SC2                              growth                          stocks issued by companies that the advisor
                                                                   believes have above-average growth potential,
                                                                   measured by earnings or revenue. The Fidelity
                                                                   VIP Growth Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

WILSHIRE LARGE COMPANY GROWTH    Long-term        Large growth     Seeks to provide investment results of a
  PORTFOLIO(1)(5)                  capital                         portfolio of publicly traded common stocks of
                                   growth                          companies in the large company growth
                                                                   category of the Wilshire 5000 Index. The
                                                                   Wilshire Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

ALLIANCEBERNSTEIN VARIABLE       Long-term        Medium value     Invests primarily in a diversified portfolio
  PRODUCTS SERIES FUND, INC.       capital                         of equity securities of small-to mid
  SMALL/MID CAP VALUE              growth                          capitalization U.S. companies. For purposes
  PORTFOLIO                                                        of this policy "small to mid capitalization
                                                                   companies" are those that, at the time of
                                                                   investment, fall within the capitalization
                                                                   range between the small company on the
                                                                   Russell 2500 Value Index and the greater of
                                                                   $5 billion or the largest market
                                                                   capitalization of the largest company in the
                                                                   Russell 2500 Value Index. Under normal
                                                                   circumstances, the Portfolio will invest at
                                                                   least 80% of its net assets in these types of
                                                                   securities. The Portfolio's investment
                                                                   policies emphasize investment in companies
                                                                   that are determined by AllianceBernstein to
                                                                   be undervalued, using the fundamental value
                                                                   approach of AllianceBernstein. In selecting
                                                                   securities for the Portfolio's portfolio,
                                                                   AllianceBernstein uses its fundamental
                                                                   research to identify companies whose long-
                                                                   term earnings power is not reflected in the
                                                                   current market price of their securities. The
                                                                   AllianceBernstein Variable Products Series
                                                                   Fund, Inc. Small/Mid Cap Value Portfolio is
                                                                   advised by AllianceBernstein L.P.

ARIEL APPRECIATION               Long-term        Medium value     The investment objective of the Ariel
  FUND(R)(2)(5)                    capital                         Appreciation Fund is long term capital
                                   growth                          appreciation. It seeks this objective through
                                                                   investing primarily in the stocks of
                                                                   companies with market capitalizations between
                                                                   $2.5 billion and $15 billion. The Fund seeks
                                                                   to invest in quality companies in industries
                                                                   where Ariel has expertise and only buys when
                                                                   Ariel determines that these businesses are
                                                                   selling at excellent values. The Ariel
                                                                   Appreciation Fund is advised by Ariel Capital
                                                                   Management, LLC.

WELLS FARGO ADVANTAGE            Long-term        Medium value     We invest principally in equity securities of
  OPPORTUNITY FUND(SM)(3)          capital                         medium-capitalization companies that we
                                   appreci-                        believe are under-priced yet have attractive
                                   ation                           growth prospects. The Wells Fargo Advantage
                                                                   Opportunity Fund is advised by Wells Capital
                                                                   Management.

DREYFUS INVESTMENT PORTFOLIO:    Long-term        Medium core      Seeks investment returns that are greater
  MID CAP STOCK                    capital                         than the total return performance of publicly
  PORTFOLIO -- SERVICE             growth                          traded common stocks of medium-size domestic
  SHARES(4)                                                        companies in the aggregate, as represented by
                                                                   the Standard & Poor's MidCap 400 Index (S&P
                                                                   400). The Dreyfus Investment Portfolio:
                                                                   MidCap Stock Portfolio is advised by The
                                                                   Dreyfus Corporation.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

FIDELITY VIP MID CAP PORTFOLIO   Long-term        Medium core      Invests at least 80% of total assets in
  SC2                              capital                         common stocks of domestic companies with
                                   growth                          medium market capitalization. The Fidelity
                                                                   VIP Mid Cap Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

RAINIER SMALL/MID CAP EQUITY     Long-term        Medium core      Invests 80% of its assets in companies with
  PORTFOLIO(5)                     capital                         small and medium capitalizations. The fund
                                   growth                          targets U.S. companies with the prospects of
                                                                   strong earnings growth selling at attractive
                                                                   valuations. The Rainier Small/Mid Cap Equity
                                                                   Portfolio is advised by Rainier Investment
                                                                   Management, Inc.

THE DELAWARE VIP GROWTH          Long-term       Medium growth     The Delaware Growth Opportunities Series
  OPPORTUNITIES                    capital                         invests primarily in securities of medium-
  SERIES -- SERVICE SHARES         growth                          sized companies whose market capitalizations
                                                                   fall within the range represented in the
                                                                   Russell Midcap Growth Index at the time of
                                                                   the Series' investment. The Delaware VIP
                                                                   Trend Series is advised by Delaware
                                                                   Management Company, a series Delaware
                                                                   Management Business Trust, which is an
                                                                   indirectly wholly-owned subsidiary of
                                                                   Delaware Management Holdings, Inc.

LORD ABBETT SERIES FUND GROWTH   Capital         Medium growth     Seeks capital appreciation by investing
  OPPORTUNITIES PORTFOLIO(4)       growth                          primarily in the stocks of mid-sized U.S. and
                                                                   multinational companies from which the fund
                                                                   managers expect above-average earnings
                                                                   growth. The Lord Abbett Series Fund -- Growth
                                                                   Opportunities Portfolio is advised by Lord,
                                                                   Abbett & Co. LLC.

PUTNAM VT VISTA FUND (IB         Capital         Medium growth     Invests primarily in stocks of mid-sized
  SHARES)                          growth                          companies believed to offer above-average
                                                                   growth potential and whose earnings are
                                                                   likely to increase over time. Putnam VT Vista
                                                                   Fund is a series of the Putnam Variable Trust
                                                                   and is advised by Putnam Management.

WELLS FARGO ADVANTAGE VT         Long-term       Medium growth     We invest principally in securities of small-
  DISCOVERY FUND(SM)(3)            capital                         and medium-capitalization companies, which
                                   appreci-                        are defined as those with market
                                   ation                           capitalizations equal to or lower than the
                                                                   company with the largest capitalization in
                                                                   the Russell Midcap(R)Index, at the time of
                                                                   investment. The Wells Fargo Advantage
                                                                   Discovery Fund is advised by Wells Capital
                                                                   Management, Inc.

ARIEL FUND(R)(2)(5)              Long-term        Small value      The investment objective of the Ariel Fund is
                                   capital                         long-term capital appreciation. It seeks this
                                   growth                          objective through investing primarily in the
                                                                   stocks of companies with market
                                                                   capitalizations between $1 billion and $5
                                                                   billion. The Fund seeks to invest in quality
                                                                   companies in industries where Ariel has
                                                                   expertise and only buys when Ariel determines
                                                                   that these businesses are selling at
                                                                   excellent values. The Ariel Fund is advised
                                                                   by Ariel Capital Management, LLC.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

ROYCE CAPITAL FUND SMALL-CAP     Long-term        Small value      Invests in small-cap companies using a
  PORTFOLIO                        capital                         disciplined value approach. The manager
                                   growth                          believes that investors in the Fund should
                                                                   have a long-term investment horizon of at
                                                                   least three-years. The Royce Capital Fund
                                                                   Small-Cap Portfolio is advised by Royce  &
                                                                   Associated, LLC.

T. ROWE PRICE SMALL-CAP VALUE    Long-term        Small value      To invest at least 80% of net assets in
  FUND -- ADVISOR CLASS(3)         capital                         stocks of small companies. A small company is
                                   growth                          defined as having a market capitalization
                                                                   that falls (i) within or below the range of
                                                                   companies in the Russell 2000 Index or S&P
                                                                   Small-Cap 600 Index or (ii) below the three-
                                                                   year average maximum market cap of companies
                                                                   in either index as of December 31 for the
                                                                   three preceding years. The Russell 2000 and
                                                                   S&P Small-Cap 600 indices are widely used
                                                                   benchmarks for small-cap stock performance.
                                                                   Stock selection may reflect either a value
                                                                   investment approach. The T. Rowe Price Small
                                                                   Cap Stock Fund is advised by T. Rowe Price
                                                                   Associates

WILSHIRE SMALL COMPANY VALUE     Long-term        Small value      Seeks to provide investment results of a
  PORTFOLIO (INVESTMENT            capital                         portfolio with publicly traded common stocks
  CLASS)(5)                        growth                          of companies in the small company value sub-
                                                                   category of the Wilshire 5000 Index. The
                                                                   Wilshire Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

CREDIT SUISSE SMALL CAP CORE I   Long-term         Small core      Invests at least 80% of its net assets, plus
  PORTFOLIO(3)                     capital                         any borrowings for investment purposes, in
                                   growth                          equity securities of small U.S. companies.
                                                                   Using a growth investment style, may look for
                                                                   either developing or older companies in a
                                                                   growth stage or companies providing products
                                                                   or services with a high unit-volume growth
                                                                   rate. The Credit Suisse Small Cap Growth
                                                                   Portfolio is advised by Credit Suisse Asset
                                                                   Management, LLC.

GOLDMAN SACHS VIT STRUCTURED     Long-term         Small core      Portfolios are managed to have similar risk,
  SMALL CAP EQUITY FUND            capital                         capitalization, industry exposure, and style
                                   growth                          characteristics to their benchmark, while
                                                                   seeking to add incremental return through
                                                                   better stock selection. CORE(SM) is a service
                                                                   mark of Goldman, Sachs & Co. The Goldman
                                                                   Sachs VIT CORE Small Cap Equity Fund is a
                                                                   series of the Goldman Sachs Variable
                                                                   Insurance Trust and is advised by Goldman
                                                                   Sachs Asset Management, L.P.

NEUBERGER BERMAN GENESIS         Capital           Small core      Invests mainly in common stocks of small-
  FUND -- ADVISOR CLASS(5)         growth                          capitalization companies. The managers look
                                                                   for undervalued companies whose current
                                                                   product lines and balance sheets are strong.
                                                                   Neuberger Berman Genesis Fund --  Advisor
                                                                   Class is advised by Neuberger Berman
                                                                   Management Inc. and subadvised by Neuberger
                                                                   Berman, LLC.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

T. ROWE PRICE SMALL-CAP STOCK    Long-term         Small core      To invest at least 80% of net assets in
  FUND -- ADVISOR CLASS(3)         capital                         stocks of small companies. A small company is
                                   growth                          defined as having a market capitalization
                                                                   that falls (i) within or below the range of
                                                                   companies in the Russell 2000 Index or S&P
                                                                   Small-Cap 600 Index or (ii) below the three-
                                                                   year average maximum market cap of companies
                                                                   in either index as of December 31 for the
                                                                   three preceding years. The Russell 2000 and
                                                                   S&P Small-Cap 600 indices are widely used
                                                                   benchmarks for small-cap stock performance.
                                                                   Stock selection may reflect either a growth
                                                                   or value investment approach. The T. Rowe
                                                                   Price Small Cap Stock Fund is advised by T.
                                                                   Rowe Price Associates.

ALLIANCEBERNSTEIN VARIABLE       Long-term        Small growth     The portfolio generally invests in a widely
  PRODUCTS SERIES FUND, INC.       capital                         diversified portfolio of equity securities
  SMALL CAP GROWTH PORTFOLIO       growth                          spread among many industries that offer the
                                                                   possibility of above-average earnings growth.
                                                                   Under normal circumstances, the Portfolio
                                                                   invests at least 80% of its net assets in
                                                                   equity securities of smaller companies. For
                                                                   these purposes 'smaller companies' are those
                                                                   that, at the time of investment, fall within
                                                                   the lowest 2 -- % of the total U.S. equity
                                                                   market capitalization. Normally, the
                                                                   Portfolio invests in about 100-125 companies.
                                                                   The AllianceBernstein VPS Small Cap Growth
                                                                   Portfolio is advised by AllianceBernstein
                                                                   L.P.

DELAWARE VIP TREND               Long-term        Small growth     Invests primarily in stocks of small growth-
  SERIES -- SERVICE CLASS          capital                         oriented or emerging companies that, in the
                                   growth                          management team's view, are responsive to
                                                                   changes within the marketplace and have the
                                                                   fundamental characteristics to support
                                                                   continued growth. The Delaware VIP Trend
                                                                   Series is advised by Delaware Management
                                                                   Company, a series Delaware Management
                                                                   Business Trust, which is an indirectly
                                                                   wholly-owned subsidiary of Delaware
                                                                   Management Holdings, Inc.

WILSHIRE SMALL COMPANY GROWTH    Long-term        Small growth     Invests substantially all assets in equities
  PORTFOLIO (INVESTMENT            capital                         of small-cap, growth companies. The fund
  CLASS)(4)(5)                     growth                          purchases stocks from the growth portion of
                                                                   the small-cap universe of the Wilshire Index.
                                                                   The Wilshire Mutual Funds are advised by
                                                                   Wilshire Associates Incorporated.

WILSHIRE VIT SMALL CAP GROWTH    Long-term        Small growth     Invests in small cap equity securities (less
  FUND -- HORACE MANN SHARES       capital                         than $2.5 billion at the time of investment)
                                   growth                          considered to have earnings growth potential.
                                                                   The Wilshire VIT Funds are advised by
                                                                   Wilshire Associates Incorporated.

FIDELITY VIP OVERSEAS            Long-term       International     Invests at least 80% of total assets in
  PORTFOLIO SC2                    capital                         foreign securities. The fund normally invests
                                   growth                          primarily in common stocks. The Fidelity VIP
                                                                   Overseas Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

WILSHIRE VIT INTERNATIONAL       Long-term       International     Seeks long-term capital growth primarily
  EQUITY FUND -- HORACE MANN       capital                         through diversified holding of marketable
  SHARES                           growth                          foreign equity investments. Invests in the
                                                                   stock of large, well-managed, non-U.S.
                                                                   companies. The Wilshire VIT Funds are advised
                                                                   by Wilshire Associates Incorporated.

WILSHIRE VIT SOCIALLY            Long-term         Specialty       Fund pursues its objective through a
  RESPONSIBLE FUND -- HORACE       capital                         diversified portfolio composed primarily of
  MANN SHARES                      growth                          marketable equity securities that the
                                                                   subadviser determines are socially
                                                                   responsible. The Wilshire VIT Funds are
                                                                   advised by Wilshire Associates Incorporated.

COHEN & STEERS VIF REALTY        Current          Real estate      The Fund typically invests at least 80% of
  FUND, INC.                       income/-                        its total assets in real estate securities
                                   Capital                         such as real estate investment trusts
                                   appreci-                        (REITs). The Cohen  & Steers VIF Realty Fund
                                   ation                           is advised by Cohen & Steers Capital
                                                                   Management, Inc.

FIDELITY VIP HIGH INCOME         High                 Bond         Invests in income-producing debt securities,
  PORTFOLIO SC2                    current                         preferred stocks and convertible securities,
                                   income/-                        with an emphasis on low-quality debt
                                   Capital                         securities. The Fidelity VIP High Income
                                   growth                          Portfolio is a series of the Fidelity VIP
                                                                   Series and is advised by Fidelity Management
                                                                   & Research Co.

FIDELITY VIP INVESTMENT GRADE    Current              Bond         Invests in U.S. dollar-denominated
  BOND PORTFOLIO SC2               income                          investment-grade bonds. The fund invests
                                                                   across different market sectors and
                                                                   maturities. The Fidelity VIP Investment Grade
                                                                   Bond Portfolio is a series of the Fidelity
                                                                   VIP Series and is advised by Fidelity
                                                                   Management  & Research Co.

WILSHIRE VIT INCOME FUND --      Current              Bond         Seeks to achieve a long-term total rate of
  HORACE MANN SHARES               income                          return in excess of U.S. bond market over a
                                                                   full-market cycle. The Wilshire VIT Funds are
                                                                   advised by Wilshire Associates Incorporated.

WILSHIRE VIT SHORT-TERM          Current              Bond         Seeks to realize maximum current income to
  INVESTMENT FUND -- HORACE        income/-                        the extent consistent with liquidity.
  MANN SHARES                      Preserv-                        Preservation of principal is a secondary
                                   ation of                        objective. The Wilshire VIT Funds are advised
                                   capital                         by Wilshire Associates Incorporated

WILSHIRE VIT BALANCED FUND -     Capital            Balanced       Seeks to realize a high, long-term total rate
   HORACE MANN SHARES(6)           growth/-                        of return consistent with prudent investment
                                   Current                         risks. The Wilshire VIT Funds are advised by
                                   income                          Wilshire Associates Incorporated.

T. ROWE PRICE PRIME RESERVE      Current          Money Market     The fund invests in high-quality, short-term
  PORTFOLIO                        income/-                        securities with maturities of 13 months or
                                   Preserv-                        less, The T. Rowe Price Prime Reserve
                                   ation of                        Portfolio is advised by T. Rowe Price
                                   capital                         Associates.



(1) For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.


(2) These Subaccounts are not available as investment options in a 457(b) Contract.



(3) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase purchase payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating purchase payments to the following Subaccounts, existing Contract Owners may continue those allocations.

          Wells Fargo Advantage VT Discovery Fund(SM)
          T. Rowe Price Small-Cap Stock Fund -- Advisor Class
          Wells Fargo Advantage VT Opportunity Fund(SM)

          Credit Suisse Small Cap Core I Portfolio

          T. Rowe Price Small-Cap Value Fund -- Advisor Class

    However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.


(4) On or after May 1, 2006 Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.


          JPMorgan U.S. Large Cap Core Equity Portfolio
          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares
          Lord Abbett Series Fund Growth Opportunities Portfolio
          Wilshire Small Company Growth Portfolio (Investment Class)



(5) These Subaccounts are not available as investment options in Non-Qualified Contracts.



(6) Each of these Underlying Funds is a considered a "fund of funds." This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.


     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.


     SELECTION OF UNDERLYING FUNDS. We select the Underlying Funds offered through the Group Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements see "Payments We Receive.") We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the Plan Sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.



     PAYMENTS WE RECEIVE. As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We receive generally is based on a percentage of assets of the Underlying Fund attributable to the Group Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%. These payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Certificates, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying funds. We and Our affiliates may profit from these payments.





     ADDITION, DELETION, OR SUBSTITUTION OF UNDERLYING FUNDS -- We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission ("SEC") and any state governmental agency, to the extent required by the Investment Company Act of 1940 ("1940 Act") or other applicable law.

     We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.


     VOTING RIGHTS -- We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.



     Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.



     We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

THE CONTRACTS

CONTRACT OWNERS' RIGHTS


     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity contracts and Qualified Plans are subject to certain tax restrictions. See "Tax Consequences."


     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms.

     This prospectus describes only the Variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT


     The Contracts which are not being sold to new Contract Owners, were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.



     To purchase a Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such Contracts. For an IRA, Roth IRA, SIMPLE IRA or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) Contract the employer purchased the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.



     Applications for Contracts must have been sent to HMLIC's Home Office. If an application is complete and has been received at our Home Office, We will issue a Contract. Any initial purchase payment received with a complete application is credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial purchase payment received is held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.


     Although We do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, We may experience such delays to the extent agents fail to forward applications and Net Purchase Payments to our Home Office on a timely basis.

CANCELING THE CONTRACT


     Subject to state insurance laws, You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to us as our Home Office, or to the agent who sold it, within this "free look period." HMLIC will refund the greater of (1) the purchase payments made for this Contract, less any withdrawals and any outstanding loan balance or
(2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.


PURCHASE PAYMENTS

     AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS -- Net Purchase Payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of Your product.

     The IRC limits the amounts that may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contributions."


     ALLOCATION OF NET PURCHASE PAYMENTS -- All or part of Your Net Purchase Payments made may be allocated to one or more available Subaccounts. The minimum Net Purchase Payment amount allocated to any Subaccount in any given Contract Year must equal or exceed $100. A request to change the allocation of Net Purchase Payments will be effective on the first Valuation Date following receipt of the request at HMLIC's Home Office.


     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.


     Accumulation Units are valued on each Valuation Date. If We receive Your Net Purchase Payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit value determined at the close of that Valuation Date. If We receive Your Net Purchase Payment at or after 3:00 p.m. Central Time (or at our after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.


     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     - minus the dollar amount of the mortality and expense risk charge We deduct for each day in the Valuation Period;
     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, before the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.


     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Account Access" section.



     CAUTION: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or Our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent our processing of Your transaction request. If you experience technical difficulties or problems, You should make Your transaction request in writing to our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.


     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:

     Wells Fargo Advantage VT Discovery Fund(SM)
     T. Rowe Price Small-Cap Stock Fund -- Advisor Class
     Wells Fargo Advantage VT Opportunity Fund(SM)


     Credit Suisse Small Cap Core I Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class

However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.

     On and after May 1, 2006, no new transfers are allowed to the following
Subaccounts:

     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)



     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available prior to the Maturity Date.


     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Account Access" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start in the following Subaccounts:

     Wells Fargo Advantage VT Discovery Fund(SM)
     T. Rowe Price Small-Cap Stock Fund -- Advisor Class
     Wells Fargo Advantage VT Opportunity Fund(SM)

     Credit Suisse Small Cap Core I Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class

However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.


     On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:


     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)





     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Maturity Date.


     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month.


     If You should decide to cancel an existing rebalancing program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Account Access" section.


     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts:

     Wells Fargo Advantage VT Discovery Fund(SM)
     T. Rowe Price Small-Cap Stock Fund -- Advisor Class
     Wells Fargo Advantage VT Opportunity Fund(SM)

     Credit Suisse Small Cap Core I Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class

However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.


     On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts:


     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)





     CHANGES TO PURCHASE PAYMENT ALLOCATIONS -- A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Account Access" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and
(3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

     Wells Fargo Advantage VT Discovery Fund(SM)
     T. Rowe Price Small-Cap Stock Fund -- Advisor Class
     Wells Fargo Advantage VT Opportunity Fund(SM)

     Credit Suisse Small Cap Core I Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class


However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:


     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)




     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.


     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.


     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.


     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.



     Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.



     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.


     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to HMLIC at our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will only be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. Telefacsimile (FAX) transmissions of the request will not be accepted if the proceeds are NOT sent to the Contract Owner. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any Subaccount and the fixed account are subject to the Surrender Charges shown in the "Individual Product Information" section.


     Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the purchase payment is made.


     The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 X 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received.

     When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).


     If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.


     If You request a partial withdrawal from your 403(b) Contract or from Your employer's 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, You may resume making contributions.

     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

     If You have submitted a check or draft to our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

     If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.

     CONFIRMATIONS -- HMLIC mails written confirmations of purchase payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-
1030 (toll-free).

DEDUCTIONS AND EXPENSES


     We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.


SERVICES AND BENEFITS WE PROVIDE:

     -  the death benefit, and cash benefits under the Contracts

     -  investment options, including Net Purchase Payment allocations

     -  administration of elective options
     -  the distribution of reports to Contract Owners
     -  Annuity Payment options

COSTS AND EXPENSES WE INCUR:

     - costs associated with processing applications and with issuing and administering the Contracts
     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
     - other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees

RISKS WE ASSUME:

     - that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

     ANNUAL MAINTENANCE CHARGE -- An annual maintenance charge of no more than $25 is deducted from each Contract on the Contract anniversary date unless the Contract value equals or exceeds $10,000. Maximum Solutions contracts do not have an annual maintenance fee. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the "Individual Product Information" section for the maintenance charge on Your Contract.

     MORTALITY AND EXPENSE RISK FEE ("M & E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis. See the "Individual Product Information" section for the M & E Fee on Your Contract.


     SURRENDER CHARGES -- If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to Your Contract. HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. See the "Individual Product Information" section for the Surrender Charge on Your Contract.


     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this Contract. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. Additional information about the death benefit of a specific Contract is located in the "Individual Product Information" section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate, a completed claimant's statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us.

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity
Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract

Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. Under some individual Contracts if the Contract Owner selects a lifetime option HMLIC will pay a bonus equal to a percentage of the amount placed on the settlement option. (See "Individual Products Information.") To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC's Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."


     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.


ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.


     LIFE ANNUITY WITH OR WITHOUT PERIOD CERTAIN -- The life option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment will be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.


     JOINT AND SURVIVOR LIFE ANNUITY -- This life only option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to "Individual Product Information" for the appropriate rate. This option is available on a fixed payment basis only.

     INCOME FOR FIXED AMOUNT -- This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the "Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.


     INTEREST INCOME PAYMENTS -- This option provides Annuity Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age
70 1/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC, if applicable. See "Required Minimum Distribution." The Annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to surrender penalties if applicable. The request must be made prior to the end of the period that the Annuitant agreed to receive Annuity Payments. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:




     a. receive the proceeds in a lump sum less any applicable Surrender Charges, or





     b. leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distribution," or




     c.  elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS


     In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.



     Your Annuitized Value may be more or less than the amount of Net Purchase Payments allocated to the Contract.



     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed fixed Annuity Payment. Except in the case of certain joint and survivor Annuity Payment options, these payments will not change as a result of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.


     VARIABLE ANNUITY PAYMENTS -- If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (See the "Individual Product Information" section); and
(iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is shown in the "Individual Product Information" section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     - The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE

     If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the Income Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

INDIVIDUAL PRODUCT INFORMATION


ANNUITY ALTERNATIVES (IC-408000 OR IC-410000) (NO LONGER OFFERED FOR SALE)




ISSUE AGES                This Contract may be issued to anyone between the ages of
                          0-85.
MINIMUM CONTRIBUTION      $25 per month
ANNUAL MAINTENANCE FEE    $25 per year. This fee will not be charged if the Total
                          Accumulation Value equals or exceeds $10,000.
M & E FEE                 1.25%
DEATH BENEFIT             The beneficiary will receive the greater of:

                          1.  the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan
                              balance; or
                          2.  the sum of all purchase payments paid under the
                              Contract, less any applicable premium tax, any
                              outstanding loan balance and withdrawals.
FIXED ACCOUNT             4.00%
  GUARANTEED ANNUITY
  INCOME OPTION RATE
SEPARATE ACCOUNT          4.00%
  ASSUMED INTEREST RATE
PURCHASE PAYMENT          Unlimited
  ALLOCATION CHANGES
MAXIMUM # OF TRANSFERS    Unlimited
  PER YEAR
FEE FOR EACH TRANSFER     $5.00. However, HMLIC is currently waiving this fee.
  (ONLY APPLIES TO
  TRANSFERS FROM THE
  FIXED ACCOUNT TO
  SUBACCOUNT(S))
EARLY WITHDRAWAL          5% at any time other than renewal through age 65.
  PENALTY FIXED ACCOUNT
  ONLY
                          The early withdrawal penalty is currently being waived on
                          transfers within a Contract from the fixed account to a
                          Subaccount.
                          If money is transferred from the fixed account to the
                          Separate Account and withdrawn within 365 days of the
                          transfer, the early withdrawal penalty will be charged.
                          The early withdrawal penalty will not be charged if:
                          1.  the transfer occurred on a Scheduled Update; or
                          2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).




                      Surrender Charges
                    During Contract Year               Percent Charged
                    --------------------               ---------------

                              1                               8%
                              2                               8%
                              3                               6%
                              4                               4%
                              5                               2%
                         Thereafter                           0%



WAIVER OF SURRENDER       No Surrender Charge or early withdrawal penalty will be
  CHARGE/EARLY            imposed:
  WITHDRAWAL PENALTY
  (FREE OUT PROVISION)
                          1.  on a withdrawal if all the following occur:

                              a.  it is made after the Contract has been in force
                                   two years;

                              b.  it is more than 12 months since the last
                                   withdrawal was made;

                              c.  the amount is not more than 15 percent of the
                                   then current Fixed Cash Value; and

                              d.  the amount is not more than 15 percent of the
                                   then current Variable Cash Value; or

                          2.  on any portion of the Contract's Total Accumulation
                              Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain or Variable income for joint life and survivor annuity; or

                          3.  on or after the Maturity Date if the Contract has been in force for at least 10 years; or

                          4. if Annuity Payments are selected to be made in equal installments over a period of at least 5 years
                              (during such period the elected annuity benefit cannot be surrendered); or

                          5. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.


ANNUITY ALTERNATIVES II (IC-437000) (NO LONGER OFFERED FOR SALE)



ISSUE AGES                This Contract may be issued to anyone between the ages of
                          0-54.
MINIMUM CONTRIBUTION      $25 per month
ANNUAL MAINTENANCE FEE    $25 per year. This fee will not be charged if the Total
                          Accumulation Value equals or exceeds $10,000.
M & E FEE                 1.25%
DEATH BENEFIT             The beneficiary will receive the greater of:
                          1.  the Total Accumulation Value of the Contract less any
                              applicable premium tax and any outstanding loan
                              balance, or
                          2.  the sum of all purchase payments paid under the
                              Contract, less any applicable premium tax, any
                              outstanding loan balance and withdrawals.
FIXED ACCOUNT             3.00%
  GUARANTEED ANNUITY
  INCOME OPTION RATE
SEPARATE ACCOUNT          3.00%
  ASSUMED INTEREST RATE
PURCHASE PAYMENT          Unlimited
  ALLOCATION CHANGES
MAXIMUM - OF TRANSFERS    Unlimited
  PER YEAR
FEE FOR EACH TRANSFER     $0
EARLY WITHDRAWAL          5% starting in year 1. The penalty will be 5% until the
  PENALTY FIXED ACCOUNT   Contract anniversary prior to the Annuitant's attainment
  ONLY                    of age 65. At that time the fee will decrease by 1% per
                          year.
                          The early withdrawal penalty is waived on each Scheduled
                          Update.
                          If money is transferred from the fixed account to the
                          Separate Account and withdrawn within 365 days of the
                          transfer, the early withdrawal penalty will be charged.
                          The early withdrawal penalty will not be charged if:
                          1.  the transfer occurred on a Scheduled Update; or
                          2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).




                      Surrender Charges
                    During Contract Year               Percent Charged
                    --------------------               ---------------

                              1                               8%
                              2                               7%
                              3                               6%
                              4                               4%
                              5                               2%
                         Thereafter                           0%



WAIVER OF SURRENDER       No Surrender Charge or early withdrawal penalty will be
  CHARGE/EARLY            imposed:
  WITHDRAWAL PENALTY
  (FREE OUT PROVISION)
                          1.  on a withdrawal if all of the following occur:
                              a.  a withdrawal is made after the Contract has been
                                   in force two years;
                              b.  it is more than 12 months since the last
                                   withdrawal was made; and
                              c.  the amount withdrawn is not more than 15 percent
                                   of the Total Accumulation Value; or
                          2.  on any portion of this Contract's Total Accumulation
                              Value applied to the payment of one of the following
                              income options: fixed life income with or without
                              period certain, joint life and survivor annuity,
                              Variable life income with or without period certain
                              and Variable income for joint life or survivor
                              annuity; or
                          3.  if Annuity Payments are selected to be made in equal
                              installments over a period of at least five years
                              (during such period the elected annuity benefit
                              cannot be surrendered); or
                          4.  if an Annuitant is disabled continuously for three
                              months as defined by IRC Section 72(m)(7) and
                              satisfactory proof of such disability is sent to
                              HMLIC's Home Office.



ANNUITY ALTERNATIVES II (IC-438000) (NO LONGER OFFERED FOR SALE)





ISSUE AGES                This Contract may be issued to anyone between the ages of
                          55-85.
MINIMUM CONTRIBUTION      $25 per month
ANNUAL MAINTENANCE FEE    $25 per year. This fee will not be charged if the Total
                          Accumulation Value equals or exceeds $10,000.
M & E FEE                 1.25%
DEATH BENEFIT             The beneficiary will receive the greater of:
                          1.  the Total Accumulation Value of the Contract less any
                              applicable premium tax and any outstanding loan
                              balance, or
                          2.  the sum of all purchase payments paid under the
                              Contract, less any applicable premium tax, any
                              outstanding loan balance and withdrawals.
FIXED ACCOUNT             3.00%
  GUARANTEED ANNUITY
  INCOME OPTION RATE
SEPARATE ACCOUNT          3.00%
  ASSUMED INTEREST RATE
PURCHASE PAYMENT          Unlimited
  ALLOCATION CHANGES
MAXIMUM # OF TRANSFERS    Unlimited
  PER YEAR
FEE FOR EACH TRANSFER     $0
EARLY WITHDRAWAL          None
  PENALTY FIXED ACCOUNT
  ONLY






                    Surrender ChargesDuring Contract YearPercent Charged
                    ----------------------------------------------------

                                               1                8%
                                               2                7%
                                               3                6%
                                               4                4%
                                               5                2%
                                          Thereafter            0%



WAIVER OF SURRENDER       No Surrender Charge or early withdrawal penalty will be
  CHARGE/EARLY            imposed:
  WITHDRAWAL PENALTY
  (FREE OUT PROVISION)
                          1.  on a withdrawal if all of the following occur:
                              a.  a withdrawal is made after the Contract has been
                                   in force two years;
                              b.  it is more than 12 months since the last
                                   withdrawal was made; and
                              c.  the amount withdrawn is not more than 15 percent
                                   of the Total Accumulation Value; or
                          2.  on any portion of this Contract's Total Accumulation
                              Value applied to the payment of one of the following
                              income options: fixed life income with or without
                              period certain, joint life and survivor annuity,
                              Variable life income with or without period certain
                              and Variable income for joint life or survivor
                              annuity; or
                          3.  if Annuity Payments are selected to be made in equal
                              installments over a period of at least five years
                              (during such period the elected annuity benefit
                              cannot be surrendered); or
                          4.  if an Annuitant is disabled continuously for three
                              months as defined by IRC Section 72(m)(7) and
                              satisfactory proof of such disability is sent to
                              HMLIC's Home Office.

TAX CONSEQUENCES



     The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences. In addition, a Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a Qualified Plan should understand that purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.



SEPARATE ACCOUNT



     The operations of the Separate Account form part of the operations of HMLIC; however, the Internal Revenue Code (IRC) provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC
Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.



OWNER CONTROL



     In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.



GENERAL REQUIREMENTS



     Net Purchase Payments and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC.



     WITHDRAWALS -- When a withdrawal from a Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Total Accumulation Value immediately before the distribution over the Contract Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender, the amount received generally will be taxable only to the extent it exceeds the Contract Owner's investment in the Contract.



     PREMATURE DISTRIBUTION TAX -- In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:



     -  made on or after the taxpayer reaches age 59 1/2;


     -  made on or after the death of a Contract Owner;


     -  attributable to the taxpayer becoming disabled; or


     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.



     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.



     ANNUITY PAYMENTS -- Although tax consequences may vary depending on the payout option elected under an annuity Contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow You to recover Your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.



     NON-NATURAL PERSON -- If a non-natural person (e.g., a corporation or a trust) owns a Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.



     REQUIRED DISTRIBUTIONS -- Under IRC Section 72(s), a Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner's interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a Contract Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

     The Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


     TAXATION OF DEATH BENEFIT PROCEEDS -- Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT -- A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction, should consult a tax advisor as to the tax consequences.



     WITHHOLDING -- Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



     MULTIPLE CONTRACTS -- All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner's income when a taxable distribution occurs.



FEDERAL ESTATE TAXES



     While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX



     Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.



ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



     The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser's country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



FOREIGN TAX CREDITS



     We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.



TAXATION OF QUALIFIED PLANS



     Qualified Plans have additional tax consequences. The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan. Purchasing an annuity Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.



CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED PLANS



     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC.



     SECTION 403(B) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,500 in 2007 or 100% of income. Additional catch-up amounts, $5,000 in 2007, may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security) tax. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age
59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan or transfer to another
Section 403(b) annuity Contract. Section 403(b) annuities are subject to the required minimum distribution rules.


     SECTION 408 TRADITIONAL IRA -- Annual contributions (other than rollover contributions) to a traditional IRA are limited to $4,000 in 2007 for both an individual and the spouse. Additional catch-up contributions, $1,000 in 2007, may be made if the Contract Owner is age 50 or older. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2007, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income ("AGI") is between $52,000 and $62,000 for single filers and between $83,000 and $103,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $156,000 and $166,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.



     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,500 in 2007. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2007. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.



     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,500 for 2007 (indexed for inflation after 2007). As with traditional IRAs, additional contributions are allowed for individual's age 50 and older, $2,500 for 2007. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for traditional IRAs.



     ROTH IRAS -- Annual contributions to a Roth IRA are limited to $4,000 for 2007 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2007. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $99,000 and $114,000 for single taxpayers and those taxpayers filing Head of Household, between $156,000 and $166,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.



     SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,500 for 2007 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2007. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2007. A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.


     ROLLOVERS/TRANSFERS -- A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. A trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one retirement plan to a similar retirement plan and does not involve a distribution. Distributions that are properly rolled over and transfers are not includable in income until they are ultimately paid out of the Contract. For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of applicable IRS guidance are met.



     Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.



     Amounts under a Section 403(b) tax-deferred annuity can be rolled over or transferred to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a
Section 403(b) plan, or a Section 457 plan (provided it agrees to separate accounting).



     Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.



     TAXATION OF CONTRACT BENEFITS -- Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.



     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.



     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution.



     TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT -- A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The selection of certain maturity dates or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.



     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA's and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or elective deferrals and 8)in limited circumstances, to a reservist called to active duty between September 11, 2001, and December 31, 2007. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

     REQUIRED MINIMUM DISTRIBUTION EXCISE TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.


     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.



     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans,
Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.



     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.



     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under the required minimum distributions.



     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an 'inherited IRA'.



     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.



     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%.



     POSSIBLE TAX LAW CHANGES -- Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.



     We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.




OTHER INFORMATION


     DISTRIBUTION OF THE CONTRACT -- The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.75% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.



     ASSOCIATION ENDORSEMENTS AND RELATIONSHIPS -- HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:


     - Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;


     - Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;


     - Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and


     - Allowing HMLIC or an affiliate to conduct workshops for association members.




     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC's ability to meet its obligations under the Contract.


     REGISTRATION STATEMENT -- A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.


     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and Your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:


TOPIC                                     PAGE
-----                                     ----

General Information and History             1
Tax Status of the Contracts                 1
Underwriter                                 2
Independent Registered Public
  Accounting Firm                           2
Financial Statements                        2



     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 527-2307 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).


     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:


---- Statement of Additional Information dated May 1, 2007 for the Separate Account


Please mail the above document to:

--------------------------------------------------------------------------------
(Name)

--------------------------------------------------------------------------------
(Address)

--------------------------------------------------------------------------------
(City/State/Zip)

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


     The following schedule includes accumulation unit values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. Check the "Individual Product Information" section for the "M&E Fee" that applies to Your Contract and then refer to the appropriate table below.



     The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Income Fund -- Horace Mann Shares, Balanced Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund(R) and the Ariel Appreciation Fund(R) were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series -- Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series -- Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.



1.25 M & E




                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

ALLIANCEBERNSTEIN LARGE GROWTH
  PORTFOLIO                          12/31/2006        $ 26.20            $  25.71              1,022,282
                                     12/31/2005          23.10               26.20                886,468
                                     12/31/2004          21.58               23.10                778,032
                                     12/31/2003          17.71               21.58                647,349
                                     12/31/2002          25.94               17.71                499,185
                                     12/31/2001          31.81               25.94                344,424
                                     12/31/2000          40.86              *31.81                127,242

ALLIANCEBERNSTEIN VPS FUND, INC.
  SMALL/MID CAP VALUE PORTFOLIO      12/31/2006        $ 18.44            $ *19.24                 14,224

ALLIANCEBERNSTEIN VPS FUND, INC
  SMALL CAP GROWTH PORTFOLIO         12/31/2006        $ 14.00            $ *13.26                  5,079

ARIEL FUND(R)(2)(5)                  12/31/2006        $ 54.19            $  59.06                564,283
                                     12/31/2005          54.37               54.19                533,763
                                     12/31/2004          45.13               54.37                449,239
                                     12/31/2003          35.69               45.13                346,642
                                     12/31/2002          38.11               35.69                236,427
                                     12/31/2001          34.63              *38.11                 61,005

ARIEL APPRECIATION FUND(R)(2)(5)     12/31/2006        $ 48.77            $  53.45                939,718
                                     12/31/2005          47.99               48.77                894,108
                                     12/31/2004          42.96               47.99                744,074
                                     12/31/2003          33.20               42.96                565,684
                                     12/31/2002          37.51               33.20                380,634
                                     12/31/2001          34.01              *37.51                105,004

COHEN AND STEERS VIF REALTY FUND     12/31/2006        $ 12.89            $ *15.84                100,793

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

CREDIT SUISSE TRUST SMALL CAP
  CORE I PORTFOLIO(3)                12/31/2006        $ 17.92            $  18.54                199,285
                                     12/31/2005          18.64               17.92                221,197
                                     12/31/2004          17.03               18.64                238,930
                                     12/31/2003          11.60               17.03                227,577
                                     12/31/2002          17.73               11.60                199,135
                                     12/31/2001          21.37               17.73                159,315
                                     12/31/2000          27.18              *21.37                 77,312

DAVIS VALUE PORTFOLIO                12/31/2006        $ 12.45            $  14.15                757,258
                                     12/31/2005          11.52               12.45                658,602
                                     12/31/2004          10.39               11.52                569,355
                                     12/31/2003           8.10               10.39                455,070
                                     12/31/2002           9.80                8.10                364,544
                                     12/31/2001          11.08                9.80                321,139
                                     12/31/2000          11.55              *11.08                132,825

DELAWARE VIP GROWTH OPPORTUNITIES
  SERVICE CLASS                      12/31/2006        $ 17.24            $  18.06                 54,586
                                     12/31/2005          15.70               17.24                 29,062
                                     12/31/2004          14.31              *15.70                 11,013

DELAWARE VIP TREND SERIES SERVICE
  CLASS                              12/31/2006        $ 31.56            $  33.45                 13,832
                                     12/31/2005          30.25               31.56                  8,908
                                     12/31/2004          28.68              *30.25                  1,560

DREYFUS MIDCAP STOCK SERVICE
  SHARES(4)                          12/31/2006        $ 19.25            $  20.48                 40,432
                                     12/31/2005          17.90               19.25                 30,905
                                     12/31/2004          16.01              *17.90                  8,834

FIDELITY VIP GROWTH PORTFOLIO        12/31/2006        $ 33.72            $  35.50              1,080,962
                                     12/31/2005          32.37               33.72              1,031,956
                                     12/31/2004          31.78               32.37                924,998
                                     12/31/2003          24.28               31.78                735,345
                                     12/31/2002          35.27               24.28                568,965
                                     12/31/2001          43.48               35.27                390,031
                                     12/31/2000          53.19              *43.48                161,281

FIDELITY VIP GROWTH & INCOME
  PORTFOLIO                          12/31/2006        $ 15.12            $  16.85                973,169
                                     12/31/2005          14.25               15.12                821,349
                                     12/31/2004          13.68               14.25                683,112
                                     12/31/2003          11.22               13.68                484,327
                                     12/31/2002          13.66               11.22                323,437
                                     12/31/2001          15.20               13.66                211,580
                                     12/31/2000          16.04              *15.20                 54,943

FIDELITY VIP HIGH INCOME
  PORTFOLIO                          12/31/2006        $  9.87            $  10.82                422,299
                                     12/31/2005           9.77                9.87                321,144
                                     12/31/2004           9.04                9.77                218,819
                                     12/31/2003           7.23                9.04                156,838
                                     12/31/2002           7.08                7.23                 83,910
                                     12/31/2001           8.15                7.08                 52,829
                                     12/31/2000           9.92               *8.15                 31,556

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

FIDELITY VIP INDEX 500 PORTFOLIO     12/31/2006        $140.61            $ 160.32                351,103
                                     12/31/2005         136.18              140.61                313,854
                                     12/31/2004         124.96              136.18                262,595
                                     12/31/2003          98.76              124.96                201,115
                                     12/31/2002         128.98               98.76                143,919
                                     12/31/2001         148.95              128.98                 89,888
                                     12/31/2000         169.89             *148.95                 34,085

FIDELITY VIP INVESTMENT GRADE
  BOND PORTFOLIO                     12/31/2006        $ 15.62            $  16.07              1,100,484
                                     12/31/2005          15.52               15.62              1,007,448
                                     12/31/2004          15.09               15.52                857,504
                                     12/31/2003          14.56               15.09                765,200
                                     12/31/2002          13.39               14.56                578,933
                                     12/31/2001          12.54               13.39                240,969
                                     12/31/2000          12.03              *12.54                 21,897

FIDELITY VIP MID CAP PORTFOLIO       12/31/2006        $ 33.61            $  37.31              1,168,356
                                     12/31/2005          28.84               33.61              1,057,318
                                     12/31/2004          23.42               28.84                909,123
                                     12/31/2003          17.15               23.42                765,087
                                     12/31/2002          19.30               17.15                644,149
                                     12/31/2001          20.25               19.30                529,851
                                     12/31/2000          20.04              *20.25                233,156

FIDELITY VIP OVERSEAS PORTFOLIO      12/31/2006        $ 22.58            $  26.27                979,081
                                     12/31/2005          19.25               22.58                774,482
                                     12/31/2004          17.20               19.25                604,561
                                     12/31/2003          12.17               17.20                407,324
                                     12/31/2002          15.50               12.17                293,133
                                     12/31/2001          19.91               15.50                200,060
                                     12/31/2000          23.33              *19.91                 71,864

GOLDMAN SACHS VIT STRUCTURED
  SMALL CAP EQUITY FUND              12/31/2006        $ 15.72            $  17.43                 88,542
                                     12/31/2005          15.00               15.72                 57,784
                                     12/31/2004          13.12              *15.00                 16,830

J.P. MORGAN U.S. LARGE CAP EQUITY
  PORTFOLIO(4)                       12/31/2006        $ 13.22            $  15.22              1,298,428
                                     12/31/2005          13.21               13.22              1,238,265
                                     12/31/2004          12.21               13.21              1,071,858
                                     12/31/2003           9.65               12.21                859,650
                                     12/31/2002          12.97                9.65                644,912
                                     12/31/2001          14.90               12.97                410,417
                                     12/31/2000          17.20              *14.90                125,348

LORD ABBETT SERIES FUND GROWTH
  OPPORTUNITIES(4)                   12/31/2006        $ 13.65            $  14.54                 96,515
                                     12/31/2005          13.21               13.65                 73,028
                                     12/31/2004          12.08              *13.21                 21,837

NEUBERGER BERMAN GENESIS FUND(5)     12/31/2006        $ 31.80            $  33.60                824,657

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------
                                     12/31/2005          27.76               31.80                738,382
                                     12/31/2004          23.74               27.76                592,938
                                     12/31/2003          18.30               23.74                472,551
                                     12/31/2002          19.14               18.30                369,727
                                     12/31/2001          17.35               19.14                204,094
                                     12/31/2000          15.88              *17.35                 15,000

PUTNAM VT VISTA FUND                 12/31/2006        $ 14.99            $  15.61                427,913
                                     12/31/2005          13.53               14.99                437,342
                                     12/31/2004          11.55               13.53                417,950
                                     12/31/2003           8.78               11.55                405,260
                                     12/31/2002          12.82                8.78                354,292
                                     12/31/2001          19.52               12.82                312,576
                                     12/31/2000          24.81              *19.52                149,430

RAINIER SMALL/MID CAP EQUITY
  PORTFOLIO(5)                       12/31/2006        $ 40.54            $  45.92                389,183
                                     12/31/2005          34.93               40.54                339,335
                                     12/31/2004          30.13               34.93                278,917
                                     12/31/2003          20.86               30.13                230,482
                                     12/31/2002          26.41               20.86                182,294
                                     12/31/2001          27.84               26.41                129,167
                                     12/31/2000          30.31              *27.84                 52,763

ROYCE CAPITAL FUND SMALL CAP
  PORTFOLIO                          12/31/2006        $ 10.09            $  11.52                371,543
                                     12/31/2005           9.41               10.09                244,500
                                     12/31/2004           8.17               *9.41                 85,206

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO VIP II                   12/31/2006        $ 23.12            $ *25.44                 19,054

T. ROWE PRICE PRIME RESERVE
  PORTFOLIO                          12/31/2006        $  1.00            $  *1.02                776,113

T. ROWE PRICE SMALL-CAP STOCK
  FUND ADVISOR CLASS(3)              12/31/2006        $ 38.50            $  42.78                375,980
                                     12/31/2005          36.01               38.50                384,016
                                     12/31/2004          30.78               36.01                379,453
                                     12/31/2003          23.60               30.78                331,165
                                     12/31/2002          27.92               23.60                264,418
                                     12/31/2001          26.52               27.92                163,849
                                     12/31/2000          26.96              *26.52                 47,445

T. ROWE PRICE SMALL-CAP VALUE
  FUND ADVISOR CLASS(3)              12/31/2006        $ 43.76            $  50.15                394,998
                                     12/31/2005          40.82               43.76                413,874
                                     12/31/2004          32.94               40.82                418,916
                                     12/31/2003          24.48               32.94                377,185
                                     12/31/2002          25.30               24.48                299,718
                                     12/31/2001          21.02               25.30                139,770
                                     12/31/2000          20.48              *21.02                 15,913

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WELLS FARGO ADVANTAGE DISCOVERY
  FUND (FORMERLY STRONG MID
  CAP)(SM)(3)                        12/31/2006        $ 14.21            $  16.10                566,905
                                     12/31/2005          16.94              *14.21                571,068
                                     12/31/2004          14.39               16.94                455,021
                                     12/31/2003          10.86               14.39                424,282
                                     12/31/2002          17.61               10.86                351,842
                                     12/31/2001          25.76               17.61                264,967
                                     12/31/2000          36.15              *25.76                130,119

WELLS FARGO ADVANTAGE VT
  OPPORTUNITY FUND(SM)(3)            12/31/2006        $ 31.93            $  35.39                277,826
                                     12/31/2005          29.96               31.93                294,959
                                     12/31/2004          25.66               29.96                304,488
                                     12/31/2003          18.96               25.66                285,496
                                     12/31/2002          26.24               18.96                244,938
                                     12/31/2001          27.54               26.24                163,069
                                     12/31/2000          28.68              *27.54                 46,246

DOW JONES WILSHIRE 5000 INDEX
  PORTFOLIO INSTITUTIONAL(1)(5)      12/31/2006        $ 10.58            $  11.98              1,771,782
                                     12/31/2005          10.12               10.58              1,780,697
                                     12/31/2004           9.18               10.12              1,893,301
                                     12/31/2003           7.15                9.18              1,839,959
                                     12/31/2002           9.17                7.15              1,741,166
                                     12/31/2001          10.47                9.17              1,697,179
                                     12/31/2000          12.18              *10.47              1,388,165

DOW JONES WILSHIRE 5000 INDEX
  PORTFOLIO INVESTMENT(1)(5)         12/31/2006        $ 10.34            $  11.79              1,035,532
                                     12/31/2005           9.92               10.34                886,643
                                     12/31/2004           9.03                9.92                687,189
                                     12/31/2003           7.06                9.03                472,140
                                     12/31/2002           9.07                7.06                317,084
                                     12/31/2001          10.38                9.07                184,599
                                     12/31/2000          12.16              *10.38                 36,476

WILSHIRE LARGE CO. GROWTH
  PORTFOLIO INSTITUTIONAL(1)(5)      12/31/2006        $ 33.64            $  35.00                650,673
                                     12/31/2005          31.29               33.64                667,289
                                     12/31/2004          29.59               31.29                676,482
                                     12/31/2003          23.61               29.59                648,362
                                     12/31/2002          30.49               23.61                595,185
                                     12/31/2001          36.90               30.49                581,736
                                     12/31/2000          46.14              *36.90                446,567

WILSHIRE LARGE CO. GROWTH
  PORTFOLIO INVESTMENT(1)(5)         12/31/2006        $ 32.86            $  34.06                420,405
                                     12/31/2005          30.67               32.86                360,477
                                     12/31/2004          29.11               30.67                284,345
                                     12/31/2003          23.31               29.11                204,673
                                     12/31/2002          30.17               23.31                142,169
                                     12/31/2001          36.63               30.17                 84,544
                                     12/31/2000          45.85              *36.63                 15,529

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WILSHIRE LARGE CO. VALUE
  PORTFOLIO INVESTMENT(5)            12/31/2006        $ 25.99            $  30.42                925,411
                                     12/31/2005          24.09               25.99                834,983
                                     12/31/2004          21.60               24.09                686,425
                                     12/31/2003          17.02               21.60                576,488
                                     12/31/2002          20.82               17.02                443,150
                                     12/31/2001          21.34               20.82                253,308
                                     12/31/2000          20.06              *21.34                 23,157

WILSHIRE SMALL CO. GROWTH
  PORTFOLIO INVESTMENT(4)(5)         12/31/2006        $ 20.67            $  22.69                140,208
                                     12/31/2005          20.20               20.67                143,219
                                     12/31/2004          17.47               20.20                112,451
                                     12/31/2003          12.91               17.47                 84,432
                                     12/31/2002          15.19               12.91                 58,508
                                     12/31/2001          15.87               15.19                 25,816
                                     12/31/2000          17.80              *15.87                  7,467

WILSHIRE SMALL CO. VALUE
  PORTFOLIO INVESTMENT(5)            12/31/2006        $ 24.54            $  29.00                145,709
                                     12/31/2005          23.32               24.54                142,596
                                     12/31/2004          19.44               23.32                129,769
                                     12/31/2003          14.43               19.44                114,100
                                     12/31/2002          15.88               14.43                111,169
                                     12/31/2001          13.72               15.88                 77,121
                                     12/31/2000          12.34              *13.72                  5,681

WILSHIRE VIT 2010 AGGRESSIVE FUND    12/31/2006        $  9.97            $ *10.45                 13,750

WILSHIRE VIT 2010 CONSERVATIVE
  FUND                               12/31/2006        $  9.99            $ *10.38                 31,465

WILSHIRE VIT 2010 MODERATE FUND      12/31/2006        $  9.98            $ *10.39                 25,772

WILSHIRE VIT 2015 MODERATE FUND      12/31/2006        $  9.98            $ *10.46                179,111

WILSHIRE VIT 2025 MODERATE FUND      12/31/2006        $  9.97            $ *10.52                101,522

WILSHIRE VIT 2035 MODERATE FUND      12/31/2006        $  9.96            $ *10.49                 27,795

WILSHIRE VIT 2045 MODERATE FUND      12/31/2006        $  9.96            $ *10.51                 21,200

WILSHIRE VIT BALANCED FUND HM
  SHARES                             12/31/2006        $ 20.46            $  22.55             11,010,275
                                     12/31/2005          19.87               20.46             12,018,094
                                     12/31/2004          18.59               19.87             13,033,346
                                     12/31/2003          15.74               18.59             13,967,082
                                     12/31/2002          17.38               15.74             14,684,684
                                     12/31/2001          17.42               17.38             16,148,759
                                     12/31/2000          17.27               17.42             17,434,293
                                     12/31/1999          18.90               17.27             22,591,194
                                     12/31/1998          19.82               18.90             21,781,222
                                     12/31/1997          18.94               19.82             18,709,483
                                     12/31/1996          18.00               18.94             15,151,785

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WILSHIRE VIT EQUITY FUND HM
  SHARES                             12/31/2006        $ 22.45            $  25.93             10,978,177
                                     12/31/2005          21.47               22.45             12,143,394
                                     12/31/2004          19.74               21.47             13,354,870
                                     12/31/2003          15.67               19.74             14,334,218
                                     12/31/2002          19.69               15.67             15,070,307
                                     12/31/2001          20.82               19.69             16,474,940
                                     12/31/2000          21.92               20.82             17,693,804
                                     12/31/1999          24.34               21.92             22,490,546
                                     12/31/1998          25.66               24.34             22,401,337
                                     12/31/1997          23.76               25.66             18,317,985
                                     12/31/1996          21.66               23.76             13,503,527

WILSHIRE VIT INCOME FUND HM
  SHARES                             12/31/2006        $ 17.03            $  17.49              1,245,617
                                     12/31/2005          16.91               17.03              1,260,463
                                     12/31/2004          16.32               16.91              1,201,525
                                     12/31/2003          15.39               16.32              1,128,161
                                     12/31/2002          14.27               15.39              1,105,681
                                     12/31/2001          13.27               14.27                896,686
                                     12/31/2000          12.24               13.27                806,285
                                     12/31/1999          13.24               12.24              1,032,770
                                     12/31/1998          13.00               13.24              1,006,166
                                     12/31/1997          12.69               13.00                718,041
                                     12/31/1996          13.03               12.69                817,803

WILSHIRE VIT INTERNATIONAL EQUITY
  FUND HM SHARES                     12/31/2006        $ 12.69            $  15.51              2,897,834
                                     12/31/2005          11.67               12.69              2,985,537
                                     12/31/2004          10.68               11.67              3,034,963
                                     12/31/2003           8.16               10.68              3,018,220
                                     12/31/2002          10.46                8.16              2,911,478
                                     12/31/2001          14.39               10.46              2,877,968
                                     12/31/2000          17.52               14.39              2,621,364
                                     12/31/1999          12.13               17.52              1,298,573
                                     12/31/1998          10.27               12.13                758,622
                                     12/31/1997          10.00              *10.27                451,401

WILSHIRE VIT SHORT-TERM
  INVESTMENT FUND HM SHARES          12/31/2006        $ 10.98            $  11.41                239,483
                                     12/31/2005          10.84               10.98                233,981
                                     12/31/2004          10.85               10.84                248,645
                                     12/31/2003          10.87               10.85                400,991
                                     12/31/2002          10.82               10.87                351,839
                                     12/31/2001          10.42               10.82                209,583
                                     12/31/2000           9.89               10.42                174,299
                                     12/31/1999           9.98                9.89                143,624
                                     12/31/1998           9.99                9.98                125,460
                                     12/31/1997          10.03                9.99                114,103
                                     12/31/1996          10.00               10.03                112,004

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WILSHIRE VIT SMALL CAP GROWTH
  FUND HM SHARES                     12/31/2006        $ 12.17            $  13.38              3,585,367
                                     12/31/2005          11.88               12.17              3,884,610
                                     12/31/2004          11.52               11.88              4,241,664
                                     12/31/2003           7.33               11.52              4,454,821
                                     12/31/2002          12.16                7.33              4,309,422
                                     12/31/2001          17.54               12.16              4,343,366
                                     12/31/2000          19.76               17.54              4,245,836
                                     12/31/1999          12.38               19.76              2,731,955
                                     12/31/1998          11.70               12.38              2,063,019
                                     12/31/1997          10.00              *11.70              1,219,124

WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND HM SHARES                     12/31/2006        $ 17.25            $  20.53              4,147,538
                                     12/31/2005          16.61               17.25              4,346,986
                                     12/31/2004          14.85               16.61              4,566,563
                                     12/31/2003          11.70               14.85              4,696,964
                                     12/31/2002          13.70               11.70              4,762,269
                                     12/31/2001          14.96               13.70              4,931,921
                                     12/31/2000          13.81               14.96              4,744,087
                                     12/31/1999          12.99               13.81              4,001,791
                                     12/31/1998          12.10               12.99              2,513,258
                                     12/31/1997          10.00              *12.10                692,571
*INCEPTION OF THE FUNDS.




(1) For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.



(2) These Subaccounts are not available as investment options in a 457(b) Contract.



(3) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase purchase payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating purchase payments to the following Subaccounts, Contract Owners of existing Contracts may continue those allocations.



          Wells Fargo Advantage VT Discovery Fund(SM)


          T. Rowe Price Small-Cap Stock Fund -- Advisor Class


          Wells Fargo Advantage VT Opportunity Fund(SM)


          Credit Suisse Small Cap Core I Portfolio


          T. Rowe Price Small-Cap Value Fund -- Advisor Class



    However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(4) On or after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.



          JPMorgan U.S. Large Cap Core Equity Portfolio


          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares


          Lord Abbett Series Fund Growth Opportunities Portfolio


          Wilshire Small Company Growth Portfolio (Investment Class)



(5) These Subaccounts are not available as investment options in Non-Qualified Contracts.



*   Inception price on date Underlying Fund was added to the Separate Account.

PROSPECTUS


VARIABLE DEFERRED ANNUITY CONTRACT


VARIABLE SOLUTIONS

HORACE MANN LIFE INSURANCE COMPANY SEPARATE
ACCOUNT


MAY 1, 2007

VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE
INSURANCE COMPANY SEPARATE ACCOUNT FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS



     This prospectus offers a Variable annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. Certain of these Contracts may have been issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended ("IRC"). These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:


LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Conservative Fund



          Wilshire Variable Insurance Trust 2010 Moderate Fund

          Wilshire Variable Insurance Trust 2010 Aggressive Fund



          Wilshire Variable Insurance Trust 2015 Moderate Fund Wilshire Variable Insurance Trust 2025 Moderate Fund Wilshire Variable Insurance Trust 2035 Moderate Fund Wilshire Variable Insurance Trust 2045 Moderate Fund

LARGE COMPANY STOCK FUNDS
     Large Value
          Davis Value Portfolio
          T. Rowe Price Equity Income Portfolio VIP II

          Wilshire Large Company Value Portfolio (Investment Class)(4)



     Large Core

          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(4)

          Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2
          JPMorgan U.S. Large Cap Core Equity Portfolio(3)

          Wilshire VIT Equity Fund -- Horace Mann Shares

     Large Growth
          AllianceBernstein VPS Large Cap Growth Portfolio
          Fidelity VIP Growth Portfolio SC 2

          Wilshire Large Company Growth Portfolio (Investment Class)(4)


MID-SIZE COMPANY STOCK FUNDS
     Mid Value
          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio

          Ariel Appreciation Fund(R)(1)(4)


          Wells Fargo Advantage VT Opportunity FundSM(2)

     Mid Core

          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(3)

          Fidelity VIP Mid Cap Portfolio SC 2

          Rainier Small/Mid Cap Equity Portfolio(4)

     Mid Growth
          Delaware VIP Growth Opportunities Series -- Service Class

          Lord Abbett Series Fund Growth Opportunities Portfolio(3)

          Putnam VT Vista Fund (IB Shares)

          Wells Fargo Advantage VT Discovery FundSM(2)


SMALL COMPANY STOCK FUNDS
     Small Value

          Ariel Fund(R)(1)(4)

          Royce Capital Fund Small-Cap Portfolio

          T. Rowe Price Small-Cap Value Fund -- Advisor Class(2)

          Wilshire Small Company Value Portfolio (Investment Class)(4)
     Small Core

          Credit Suisse Trust Small Cap Core I Portfolio(2)

          Goldman Sachs VIT Structured Small Cap Equity Fund

          Neuberger Berman Genesis Fund -- Advisor Class(4)


          T. Rowe Price Small-Cap Stock Fund -- Advisor Class(2)

     Small Growth
          AllianceBernstein VPS Fund, Inc.
          Small Cap Growth Portfolio


          Delaware VIP Trend Series -- Service Class

          Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)

          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares

INTERNATIONAL STOCK FUNDS
          Fidelity VIP Overseas Portfolio SC 2
          Wilshire VIT International Equity Fund -- Horace Mann Shares

SPECIALTY
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares

REAL ESTATE
          Cohen & Steers VIF Realty Fund, Inc.

BOND FUNDS
          Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares

BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares

MONEY MARKET
          T. Rowe Price Prime Reserve Portfolio

(1) These Subaccounts are not available as investment options in a 457(b) Contract.




(2) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.

          Wells Fargo Advantage VT Discovery Fund(SM)
          T. Rowe Price Small-Cap Stock Fund -- Advisor Class

          Wells Fargo Advantage VT Opportunity Fund(SM)


          Credit Suisse Trust Small Cap Core I Portfolio

          T. Rowe Price Small-Cap Value Fund -- Advisor Class

    However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.

(3) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.


          JPMorgan U.S. Large Cap Core Equity Portfolio

          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares
          Lord Abbett Series Fund Growth Opportunities Portfolio

          Wilshire Small Company Growth Portfolio (Investment Class)



(4) These Subaccounts are not available as investment options in Non-Qualified Contracts.


     Trademarks used in this document are owned by and used with the permission of the appropriate company.


     This prospectus sets forth the information an investor should know before purchasing a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2007. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-
1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 35 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                                AMOUNT INVESTED.


                   The date of this prospectus is May 1, 2007.

TABLE OF CONTENTS
--------------------------------------------------------------------------------




                                                                                PAGE
                                                                                ----

DEFINITIONS                                                                       4
SUMMARY                                                                           6
FEE TABLES AND EXAMPLE                                                            9
CONDENSED FINANCIAL INFORMATION                                                  11
HORACE MANN LIFE INSURANCE COMPANY, THE FIXED ACCOUNT, THE SEPARATE ACCOUNT
  AND THE UNDERLYING FUNDS                                                       12
  Horace Mann Life Insurance Company                                             12
  The Separate Account                                                           12
  The Underlying Funds                                                           12
THE CONTRACT                                                                     22
  Contract Owners' Rights                                                        22
  Purchasing the Contract                                                        22
  Canceling the Contract                                                         22
  Premium Payments                                                               22
     Amount and Frequency of Premium Payments                                    22
     Allocation of Net Premium Payments                                          22
     Accumulation Units and Accumulation Unit Value                              22
  Transactions                                                                   23
     Transfers                                                                   23
     Dollar Cost Averaging                                                       23
     Rebalancing                                                                 24
     Changes to Premium Allocations                                              24
     Market Timing                                                               25
     Surrender or Withdrawal Before Commencement of Annuity Period               25
     Payments We Make                                                            26
     Confirmations                                                               26
  Deductions and Expenses                                                        27
     Annual Maintenance Fee                                                      27
     Mortality and Expense Risk Fee                                              27
     Withdrawal Charges                                                          27
     Operating Expenses of the Underlying Funds                                  27
     Premium Taxes                                                               27
  Death Benefit Proceeds                                                         27
  Annuity Payments                                                               28
  Annuity Payment Options                                                        28
  Amount of Fixed and Variable Annuity Payments                                  29
  Misstatement of Age or Sex                                                     29
  Modification of the Contract                                                   29
TAX CONSEQUENCES                                                                 30
  Separate Account                                                               30
  Owner Control                                                                  30
GENERAL REQUIREMENTS                                                             30
  Withdrawals                                                                    30
  Premature Distribution Tax                                                     30
  Annuity Payments                                                               30
  Non-Natural Person                                                             30
  Required Distributions                                                         30
  Taxation of Death Benefit Proceeds                                             31
  Transfers, Assignments, or Exchanges of a Contract                             31
  Withholding                                                                    31
  Multiple Contracts                                                             31
  Federal Estate Taxes                                                           31
  Generation-skipping Transfer Tax                                               31
  Annuity Purchases by Nonresident Aliens and Foreign Corporations               31
  Foreign Tax Credits                                                            31
  Taxation of Qualified Plans                                                    31
     Contribution Limitations and General Requirements Applicable to
       Qualified Plans                                                           31
       Transfers, Assignments or Exchanges of a Contract                         33
       Premature Distribution Tax                                                33
       Required Minimum Distributions                                            34
       Withholding                                                               34
Possible Tax Law Changes                                                         34
OTHER INFORMATION                                                                34
ADDITIONAL INFORMATION                                                           35





     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.


     ANNUITANT: The natural person whose life determines the Annuity Payments made under the Contract.


     ANNUITIZED VALUE: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable withdrawal charge.

     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

     In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Taxation of Contract Benefits."

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred Variable annuity contract this prospectus offers.

     CONTRACT OWNER (YOU, YOUR): The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.

     HOME OFFICE: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.


     NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Plan.


     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following contracts: Internal Revenue Code ("IRC") Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.


     SUBACCOUNT: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.



     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.


     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.


     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier.


     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

     WITHDRAWAL CHARGE: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contract. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.



     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?


     This product is no longer offered for sale. The Contract is designed for individuals seeking long-term tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through a Qualified Plan.


     The Contract was offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract was offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?


     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.


     (a)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:

LIFECYCLE FUNDS

          Wilshire Variable Insurance Trust 2010 Conservative Fund



          Wilshire Variable Insurance Trust 2010 Moderate Fund

          Wilshire Variable Insurance Trust 2010 Aggressive Fund



          Wilshire Variable Insurance Trust 2015 Moderate Fund Wilshire Variable Insurance Trust 2025 Moderate Fund Wilshire Variable Insurance Trust 2035 Moderate Fund Wilshire Variable Insurance Trust 2045 Moderate Fund

LARGE COMPANY STOCK FUNDS
     Large Value
          Davis Value Portfolio
          T. Rowe Price Equity Income Portfolio VIP II
          Wilshire Large Company Value Portfolio (Investment Class)(4)
     Large Core



          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(4)

          Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2

          JPMorgan U.S. Large Cap Core Equity Portfolio(3)


          Wilshire VIT Equity Fund -- Horace Mann Shares

     Large Growth
          AllianceBernstein VPS Large Cap Growth Portfolio
          Fidelity VIP Growth Portfolio SC 2

          Wilshire Large Company Growth Portfolio (Investment Class)(4)


MID-SIZE COMPANY STOCK FUNDS
     Mid Value
          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio

          Ariel Appreciation Fund(R)(1)(4)


          Wells Fargo Advantage VT Opportunity FundSM(2)

     Mid Core

          Dreyfus Investment Portfolio:  MidCap Stock Portfolio -- Service
            Shares(3)

          Fidelity VIP Mid Cap Portfolio SC 2

          Rainier Small/Mid Cap Equity Portfolio(4)

     Mid Growth
          Delaware VIP Growth Opportunities Series -- Service Class

          Lord Abbett Series Fund Growth Opportunities Portfolio(3)

          Putnam VT Vista Fund (IB Shares)

          Wells Fargo Advantage VT Discovery FundSM(2)


SMALL COMPANY STOCK FUNDS
     Small Value

          Ariel Fund(R)(1)(4)

          Royce Capital Fund Small-Cap Portfolio

          T. Rowe Price Small-Cap Value Fund -- Advisor Class(2)


          Wilshire Small Company Value Portfolio (Investment Class)(4)

     Small Core

          Credit Suisse Trust Small Cap Core I Portfolio(2)

          Goldman Sachs VIT Structured Small Cap Equity Fund
          Neuberger Berman Genesis Fund -- Advisor Class

          T. Rowe Price Small-Cap Stock Fund -- Advisor Class(2)


     Small Growth
          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Delaware VIP Trend Series -- Service Class

          Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)

          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares

INTERNATIONAL STOCK FUNDS
          Fidelity VIP Overseas Portfolio SC 2
          Wilshire VIT International Equity Fund -- Horace Mann Shares

SPECIALTY
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares

REAL ESTATE
          Cohen & Steers VIF Realty Fund, Inc.

BOND FUNDS
          Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares

BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares

MONEY MARKET
          T. Rowe Price Prime Reserve Portfolio




(1) These Subaccounts are not available as investment options in a 457(b) Contract.



(2) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.


          Wells Fargo Advantage VT Discovery Fund(SM)
          T. Rowe Price Small-Cap Stock Fund -- Advisor Class

          Wells Fargo Advantage VT Opportunity Fund(SM)


          Credit Suisse Trust Small Cap Core I Portfolio

          T. Rowe Price Small-Cap Value Fund -- Advisor Class

    However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.

(3) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.

          JPMorgan U.S. Large Cap Core Equity Portfolio
          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares
          Lord Abbett Series Fund Growth Opportunities Portfolio

          Wilshire Small Company Growth Portfolio (Investment Class)



(4) These Subaccounts are not available as investment options in Non-Qualified Contracts.


     (b) FIXED ACCOUNT. You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the Fixed Account and receive a guaranteed minimum interest rate. (See the Contract)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. For complete details see "The
Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986 as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in "Deductions and Expenses -- Withdrawal Charges." For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

     A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

     We do not assess a sales expense charge on premium payments, but do assess a decreasing Withdrawal Charge against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See

"The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?


     The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for this Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments: Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

FEE TABLES AND EXAMPLE
--------------------------------------------------------------------------------


     The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES:(1)




Surrender Fees ("Withdrawal Charge") (as a percentage of amount surrendered,
  if applicable)(2)                                                             9%





     We guarantee that the aggregate Withdrawal Charge will never exceed 9% of Your total purchase payments. See "Surrender or Withdrawal Before Commencement of Annuity Period."

PERIODIC FEES

     The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.




Annual Contract Fee(3)                                                          $  25
Separate Account Annual Expenses (as a percentage of average Variable Cash
  Value)
  Mortality and Expense Risk Fees                                                1.25%
  Account Fees and Expenses                                                         0%
Total Separate Account Annual Expenses                                           1.25%






     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2006. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.




TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(4)                       LOWEST    HIGHEST
--------------------------------------------------                       ------    -------


(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other
  expenses)                                                                   %          %
                                                                              =          =





(1) Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence. Premium taxes currently range between 0% and 3.5%.



(2)  The Withdrawal Charge declines to zero over time.




                    PERCENTAGE OF
CONTRACT YEAR     AMOUNT WITHDRAWN
-------------     ----------------


      1                   9
      2                   8
      3                   7
      4                   6
      5                   5
      6                   4
      7                   3
      8                   2
      9                   1
  Thereafter              0






(3) The annual contract fee is waived if the Contract value equals or exceeds $10,000.



(4) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.



     The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Balanced Fund, each of which is a "fund of funds." A "fund of funds" purchases shares of other funds (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

EXAMPLE

     This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.




     The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable Withdrawal Charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2006. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:


     If You surrender or annuitize Your Contract at the end of the applicable time period:



     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------





     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:



     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------






     PLEASE REMEMBER THAT THE EXAMPLE IS SIMPLY AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


     Tables showing the accumulation unit value information for each Subaccount of the Separate Account available under the Contracts are presented in "Appendix A -- Condensed Financial Information."




     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE FIXED ACCOUNT,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS


HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.


THE FIXED ACCOUNT



     The fixed account is part of HMLIC's general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.




     THE FIXED ACCOUNT HAS NOT BEEN REGISTERED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND THE STAFF OF THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THE PROSPECTUS RELATING TO THE FIXED ACCOUNT.


THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (217) 527-2307. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Annuities" link.




             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2010 CONSERVATIVE          current                         high total return until its target retirement
  FUND(5)                          income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2010 MODERATE FUND(5)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2010 AGGRESSIVE            current                         high total return until its target retirement
  FUND(5)                          income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2015 MODERATE FUND(5)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2025 MODERATE FUND(5)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2035 MODERATE FUND(5)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2045 MODERATE FUND(5)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

DAVIS VALUE PORTFOLIO            Long-term        Large value      Invests primarily in equity securities issued
                                   capital                         by companies with market capitalizations of
                                   growth                          at least $10 billion. Davis conducts
                                                                   extensive research to try to identify
                                                                   businesses that possess characteristics Davis
                                                                   believes foster the creation of long-term
                                                                   value. Davis aims to invest in such
                                                                   businesses when they are trading at a
                                                                   discount to their intrinsic worth. The Davis
                                                                   Value Portfolio is a series of the Davis
                                                                   Variable Account Fund and is advised by Davis
                                                                   Selected Advisers, L.P.

T. ROWE PRICE EQUITY INCOME      Long-term        Large value      To invest at least 80% of the fund's net
  PORTFOLIO VIP II                 Capital                         asset in common stocks, with 65% in the
                                   appreci-                        common stocks of well-established companies
                                   ation                           paying above-average dividends, with
                                                                   favorable prospects for both increasing
                                                                   dividends and capital appreciation. The T.
                                                                   Rowe Price Equity Income Portfolio VIP II is
                                                                   advised by T. Rowe Price Associates.

WILSHIRE LARGE COMPANY VALUE     Long-term        Large value      Seeks to provide investment results of a
  PORTFOLIO (INVESTMENT            capital                         portfolio of publicly traded common stocks of
  CLASS)(4)                        growth                          companies in the large company value segment
                                                                   of the Wilshire 5000 Index. The Wilshire
                                                                   Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

DOW JONES WILSHIRE 5000 INDEX    Capital           Large core      Seeks to replicate as closely as possible,
  PORTFOLIO (INVESTOR              growth                          before expenses, the performance of the
  CLASS)(4)                                                        Wilshire 5000 Index. The fund invests
                                                                   primarily in the common stocks of companies
                                                                   included in the Index that are representative
                                                                   of the entire Index. The Wilshire Mutual
                                                                   Funds are advised by Wilshire Associates
                                                                   Incorporated.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

FIDELITY VIP GROWTH & INCOME     Current           Large core      Invests primarily in common stocks with a
  PORTFOLIO S C 2                  income/-                        focus on those that pay current dividends and
                                   Capital                         show potential for capital growth. The
                                   growth                          Fidelity VIP Growth and Income Portfolio is a
                                                                   series of the Fidelity VIP Series and is
                                                                   advised by Fidelity Management  & Research
                                                                   Co.

FIDELITY VIP INDEX 500           Long-term         Large core      The fund seeks to provide investment results
  PORTFOLIO S C 2                  capital                         that correspond to the total return
                                   growth                          performance of common stocks publicly traded
                                                                   in the United States. The fund normally
                                                                   invests at least 80% of its assets in common
                                                                   stocks included in the S&P 500. The Fidelity
                                                                   VIP Index 500 Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

JPMORGAN U.S. LARGE CAP CORE     Long-term         Large core      The fund seeks to provide a consistently high
  EQUITY PORTFOLIO(3)              capital                         total return from a broadly diversified
                                   growth                          portfolio of equity securities with risk
                                                                   characteristics similar to the S&P 500 Index.
                                                                   The JPMorgan U.S. Large Cap Core Equity
                                                                   Portfolio is a series of the J.P. Morgan
                                                                   Series Trust II and is advised by J.P. Morgan
                                                                   Investment Management Inc.

WILSHIRE VIT EQUITY              Long-term         Large core      The fund seeks long-term capital growth by
  FUND -- HORACE MANN SHARES       capital                         investing primarily in equity securities.
                                   growth                          This is a moderately aggressive investment.
                                                                   The Wilshire VIT Funds are advised by
                                                                   Wilshire Associates Incorporated.

ALLIANCEBERNSTEIN VIP LARGE      Long-term        Large growth     Invests primarily in equity securities of
  CAP GROWTH PORTFOLIO             capital                         U.S. companies. The Portfolio focuses on a
                                   growth                          relatively small number of intensively
                                                                   research companies. AllianceBernstein selects
                                                                   the Portfolio's investments from a research
                                                                   universe of approximately 500 companies.
                                                                   AllianceBernstein tends to focus on those
                                                                   companies that have strong management,
                                                                   superior industry positions, excellent
                                                                   balance sheets, and superior earnings growth
                                                                   prospects. The AllianceBernstein Large Cap
                                                                   Growth Portfolio is a series of the
                                                                   AllianceBernstein Variable Products Series
                                                                   Fund and is advised by Alliance Capital
                                                                   Management.

FIDELITY VIP GROWTH PORTFOLIO    Capital          Large growth     The fund invests primarily in various common
  S C 2                            growth                          stocks issued by companies that the advisor
                                                                   believes have above-average growth potential,
                                                                   measured by earnings or revenue. The Fidelity
                                                                   VIP Growth Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

WILSHIRE LARGE COMPANY GROWTH    Long-term        Large growth     Seeks to provide investment results of a
  PORTFOLIO(4)                     capital                         portfolio of publicly traded common stocks of
                                   growth                          companies in the large company growth
                                                                   category of the Wilshire 5000 Index. The
                                                                   Wilshire Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

ALLIANCEBERNSTEIN VARIABLE       Long-term        Medium value     Invests primarily in a diversified portfolio
  PRODUCTS SERIES FUND, INC.       capital                         of equity securities of small-to mid
  SMALL/MID CAP VALUE              growth                          capitalization U.S. companies. For purposes
  PORTFOLIO                                                        of this policy "small to mid capitalization
                                                                   companies" are those that, at the time of
                                                                   investment, fall within the capitalization
                                                                   range between the small company on the
                                                                   Russell 2500 Value Index and the greater of
                                                                   $5 billion or the largest market
                                                                   capitalization of the largest company in the
                                                                   Russell 2500 Value Index. Under normal
                                                                   circumstances, the Portfolio will invest at
                                                                   least 80% of its net assets in these types of
                                                                   securities. The Portfolio's investment
                                                                   policies emphasize investment in companies
                                                                   that are determined by AllianceBernstein to
                                                                   be undervalued, using the fundamental value
                                                                   approach of AllianceBernstein. In selecting
                                                                   securities for the Portfolio's portfolio,
                                                                   AllianceBernstein uses its fundamental
                                                                   research to identify companies whose long-
                                                                   term earnings power is not reflected in the
                                                                   current market price of their securities. The
                                                                   AllianceBernstein Variable Products Series
                                                                   Fund, Inc. Small/Mid Cap Value Portfolio is
                                                                   advised by AllianceBernstein L.P.

ARIEL APPRECIATION               Long-term        Medium value     The investment objective of the Ariel
  FUND(R)(1)(4)                    capital                         Appreciation Fund is long term capital
                                   growth                          appreciation. It seeks this objective through
                                                                   investing primarily in the stocks of
                                                                   companies with market capitalizations between
                                                                   $2.5 billion and $15 billion. The Fund seeks
                                                                   to invest in quality companies in industries
                                                                   where Ariel has expertise and only buys when
                                                                   Ariel determines that these businesses are
                                                                   selling at excellent values. The Ariel
                                                                   Appreciation Fund is advised by Ariel Capital
                                                                   Management, LLC.

WELLS FARGO ADVANTAGE VT         Long-term        Medium value     We invest principally in equity securities of
  OPPORTUNITY FUND(SM)(2)          capital                         medium-capitalization companies that we
                                   appreci-                        believe are under-priced yet have attractive
                                   ation                           growth prospects. The Wells Fargo Advantage
                                                                   Opportunity Fund is advised by Wells Capital
                                                                   Management.

DREYFUS INVESTMENT PORTFOLIO:    Long-term        Medium core      Seeks investment returns that are greater
  MID CAP STOCK                    capital                         than the total return performance of publicly
  PORTFOLIO -- SERVICE             growth                          traded common stocks of medium-size domestic
  SHARES(3)                                                        companies in the aggregate, as represented by
                                                                   the Standard & Poor's MidCap 400 Index (S&P
                                                                   400). The Dreyfus Investment Portfolio:
                                                                   MidCap Stock Portfolio is advised by The
                                                                   Dreyfus Corporation.

FIDELITY VIP MID CAP             Long-term        Medium core      Invests at least 80% of total assets in
  PORTFOLIO S C 2                  capital                         common stocks of domestic companies with
                                   growth                          medium market capitalization. The Fidelity
                                                                   VIP Mid Cap Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

RAINIER SMALL/MID CAP EQUITY     Long-term        Medium core      Invests 80% of its assets in companies with
  PORTFOLIO(4)                     capital                         small and medium capitalizations. The fund
                                   growth                          targets U.S. companies with the prospects of
                                                                   strong earnings growth selling at attractive
                                                                   valuations. The Rainier Small/Mid Cap Equity
                                                                   Portfolio is advised by Rainier Investment
                                                                   Management, Inc.

THE DELAWARE VIP GROWTH          Long-term       Medium growth     The Delaware Growth Opportunities Series
  OPPORTUNITIES                    capital                         invests primarily in securities of medium-
  SERIES -- SERVICE SHARES         growth                          sized companies whose market capitalizations
                                                                   fall within the range represented in the
                                                                   Russell Midcap Growth Index at the time of
                                                                   the Series' investment. The Delaware VIP
                                                                   Trend Series is advised by Delaware
                                                                   Management Company, a series Delaware
                                                                   Management Business Trust, which is an
                                                                   indirectly wholly-owned subsidiary of
                                                                   Delaware Management Holdings, Inc.

LORD ABBETT SERIES FUND GROWTH   Capital         Medium growth     Seeks capital appreciation by investing
  OPPORTUNITIES PORTFOLIO(3)       growth                          primarily in the stocks of mid-sized U.S. and
                                                                   multinational companies from which the fund
                                                                   managers expect above-average earnings
                                                                   growth. The Lord Abbett Series Fund -- Growth
                                                                   Opportunities Portfolio is advised by Lord,
                                                                   Abbett & Co. LLC.

PUTNAM VT VISTA FUND (IB         Capital         Medium growth     Invests primarily in stocks of mid-sized
  SHARES)                          growth                          companies believed to offer above-average
                                                                   growth potential and whose earnings are
                                                                   likely to increase over time. Putnam VT Vista
                                                                   Fund is a series of the Putnam Variable Trust
                                                                   and is advised by Putnam Management.

WELLS FARGO ADVANTAGE VT         Long-term       Medium growth     We invest principally in securities of small-
  DISCOVERY FUND(SM)(2)            capital                         and medium-capitalization companies, which
                                   appreci-                        are defined as those with market
                                   ation                           capitalizations equal to or lower than the
                                                                   company with the largest capitalization in
                                                                   the Russell Midcap(R) Index, at the time of
                                                                   investment. The Wells Fargo Advantage
                                                                   Discovery Fund is advised by Wells Capital
                                                                   Management, Inc.

ARIEL FUND(R)(1)(4)              Long-term        Small value      The investment objective of the Ariel Fund is
                                   capital                         long-term capital appreciation. It seeks this
                                   growth                          objective through investing primarily in the
                                                                   stocks of companies with market
                                                                   capitalizations between $1 billion and $5
                                                                   billion. The Fund seeks to invest in quality
                                                                   companies in industries where Ariel has
                                                                   expertise and only buys when Ariel determines
                                                                   that these businesses are selling at
                                                                   excellent values. The Ariel Fund is advised
                                                                   by Ariel Capital Management, LLC.

ROYCE CAPITAL FUND SMALL-CAP     Long-term        Small value      Invests in small-cap companies using a
  PORTFOLIO                        capital                         disciplined value approach. The manager
                                   growth                          believes that investors in the Fund should
                                                                   have a long-term investment horizon of at
                                                                   least three-years. The Royce Capital Fund
                                                                   Small-Cap Portfolio is advised by Royce  &
                                                                   Associated, LLC.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

T. ROWE PRICE SMALL-CAP VALUE    Long-term        Small value      To invest at least 80% of net assets in
  FUND -- ADVISOR CLASS(2)         capital                         stocks of small companies. A small company is
                                   growth                          defined as having a market capitalization
                                                                   that falls (i) within or below the range of
                                                                   companies in the Russell 2000 Index or S&P
                                                                   Small-Cap 600 Index or (ii) below the three-
                                                                   year average maximum market cap of companies
                                                                   in either index as of December 31 for the
                                                                   three preceding years. The Russell 2000 and
                                                                   S&P Small-Cap 600 indices are widely used
                                                                   benchmarks for small-cap stock performance.
                                                                   Stock selection may reflect either a value
                                                                   investment approach. The T. Rowe Price Small
                                                                   Cap Stock Fund is advised by T. Rowe Price
                                                                   Associates.

WILSHIRE SMALL COMPANY VALUE     Long-term        Small value      Seeks to provide investment results of a
  PORTFOLIO (INVESTMENT            capital                         portfolio with publicly traded common stocks
  CLASS)(4)                        growth                          of companies in the small company value sub-
                                                                   category of the Wilshire 5000 Index. The
                                                                   Wilshire Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

CREDIT SUISSE SMALL CAP CORE I   Long-term         Small core      Invests at least 80% of its net assets, plus
  PORTFOLIO(2)                     capital                         any borrowings for investment purposes, in
                                   growth                          equity securities of small U.S. companies.
                                                                   Using a growth investment style, may look for
                                                                   either developing or older companies in a
                                                                   growth stage or companies providing products
                                                                   or services with a high unit-volume growth
                                                                   rate. The Credit Suisse Small Cap Growth
                                                                   Portfolio is advised by Credit Suisse Asset
                                                                   Management, LLC.

GOLDMAN SACHS VIT STRUCTURED     Long-term         Small core      Portfolios are managed to have similar risk,
  SMALL CAP EQUITY FUND            capital                         capitalization, industry exposure, and style
                                   growth                          characteristics to their benchmark, while
                                                                   seeking to add incremental return through
                                                                   better stock selection. CORE(SM) is a service
                                                                   mark of Goldman, Sachs & Co. The Goldman
                                                                   Sachs VIT CORE Small Cap Equity Fund is a
                                                                   series of the Goldman Sachs Variable
                                                                   Insurance Trust and is advised by Goldman
                                                                   Sachs Asset Management, L.P.

NEUBERGER BERMAN GENESIS FUND    Capital           Small core      Invests mainly in common stocks of small-
  - ADVISOR CLASS(4)               growth                          capitalization companies. The managers look
                                                                   for undervalued companies whose current
                                                                   product lines and balance sheets are strong.
                                                                   Neuberger Berman Genesis Fund -- Advisor
                                                                   Class is advised by Neuberger Berman
                                                                   Management Inc. and subadvised by Neuberger
                                                                   Berman, LLC.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

T. ROWE PRICE SMALL-CAP STOCK    Long-term         Small core      To invest at least 80% of net assets in
  FUND -- ADVISOR CLASS(2)         capital                         stocks of small companies. A small company is
                                   growth                          defined as having a market capitalization
                                                                   that falls (i) within or below the range of
                                                                   companies in the Russell 2000 Index or S&P
                                                                   Small-Cap 600 Index or (ii) below the three-
                                                                   year average maximum market cap of companies
                                                                   in either index as of December 31 for the
                                                                   three preceding years. The Russell 2000 and
                                                                   S&P Small-Cap 600 indices are widely used
                                                                   benchmarks for small-cap stock performance.
                                                                   Stock selection may reflect either a growth
                                                                   or value investment approach. The T. Rowe
                                                                   Price Small Cap Stock Fund is advised by T.
                                                                   Rowe Price Associates.

ALLIANCEBERNSTEIN VARIABLE       Long-term        Small growth     The portfolio generally invests in a widely
  PRODUCTS SERIES FUND, INC.       capital                         diversified portfolio of equity securities
  SMALL CAP GROWTH PORTFOLIO       growth                          spread among many industries that offer the
                                                                   possibility of above-average earnings growth.
                                                                   Under normal circumstances, the Portfolio
                                                                   invests at least 80% of its net assets in
                                                                   equity securities of smaller companies. For
                                                                   these purposes 'smaller companies' are those
                                                                   that, at the time of investment, fall within
                                                                   the lowest 2% of the total U.S. equity market
                                                                   capitalization. Normally, the Portfolio
                                                                   invests in about 100-125 companies. The
                                                                   AllianceBernstein VPS Small Cap Growth
                                                                   Portfolio is advised by AllianceBernstein
                                                                   L.P.

DELAWARE VIP TREND               Long-term        Small growth     Invests primarily in stocks of small growth-
  SERIES -- SERVICE CLASS          capital                         oriented or emerging companies that, in the
                                   growth                          management team's view, are responsive to
                                                                   changes within the marketplace and have the
                                                                   fundamental characteristics to support
                                                                   continued growth. The Delaware VIP Trend
                                                                   Series is advised by Delaware Management
                                                                   Company, a series Delaware Management
                                                                   Business Trust, which is an indirectly
                                                                   wholly-owned subsidiary of Delaware
                                                                   Management Holdings, Inc.

WILSHIRE SMALL COMPANY GROWTH    Long-term        Small growth     Invests substantially all assets in equities
  PORTFOLIO (INVESTMENT            capital                         of small-cap, growth companies. The fund
  CLASS)(3)(4)                     growth                          purchases stocks from the growth portion of
                                                                   the small-cap universe of the Wilshire Index.
                                                                   The Wilshire Mutual Funds are advised by
                                                                   Wilshire Associates Incorporated.

WILSHIRE VIT SMALL CAP GROWTH    Long-term        Small growth     Invests in small cap equity securities (less
  FUND -- HORACE MANN SHARES       capital                         than $2.5 billion at the time of investment)
                                   growth                          considered to have earnings growth potential.
                                                                   The Wilshire VIT Funds are advised by
                                                                   Wilshire Associates Incorporated.

FIDELITY VIP OVERSEAS            Long-term       International     Invests at least 80% of total assets in
  PORTFOLIO S C 2                  capital                         foreign securities. The fund normally invests
                                   growth                          primarily in common stocks. The Fidelity VIP
                                                                   Overseas Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISER
             ----                 ---------     ---------------           -------------------------------

WILSHIRE VIT INTERNATIONAL       Long-term       International     Seeks long-term capital growth primarily
  EQUITY FUND -- HORACE MANN       capital                         through diversified holding of marketable
  SHARES                           growth                          foreign equity investments. Invests in the
                                                                   stock of large, well-managed, non-U.S.
                                                                   companies. The Wilshire VIT Funds are advised
                                                                   by Wilshire Associates Incorporated.

WILSHIRE VIT SOCIALLY            Long-term         Specialty       Fund pursues its objective through a
  RESPONSIBLE FUND -- HORACE       capital                         diversified portfolio composed primarily of
  MANN SHARES                      growth                          marketable equity securities that the
                                                                   subadviser determines are socially
                                                                   responsible. The Wilshire VIT Funds are
                                                                   advised by Wilshire Associates Incorporated.

COHEN & STEERS VIF REALTY        Current          Real estate      The Fund typically invests at least 80% of
  FUND, INC.                       income/-                        its total assets in real estate securities
                                   Capital                         such as real estate investment trusts
                                   appreci-                        (REITs). The Cohen  & Steers VIF Realty Fund
                                   ation                           is advised by Cohen & Steers Capital
                                                                   Management, Inc.

FIDELITY VIP HIGH INCOME         High                 Bond         Invests in income-producing debt securities,
  PORTFOLIO S C 2                  current                         preferred stocks and convertible securities,
                                   income/-                        with an emphasis on low-quality debt
                                   Capital                         securities. The Fidelity VIP High Income
                                   growth                          Portfolio is a series of the Fidelity VIP
                                                                   Series and is advised by Fidelity Management
                                                                   & Research Co.

FIDELITY VIP INVESTMENT GRADE    Current              Bond         Invests in U.S. dollar-denominated
  BOND PORTFOLIO S C 2             income                          investment-grade bonds. The fund invests
                                                                   across different market sectors and
                                                                   maturities. The Fidelity VIP Investment Grade
                                                                   Bond Portfolio is a series of the Fidelity
                                                                   VIP Series and is advised by Fidelity
                                                                   Management  & Research Co.

WILSHIRE VIT INCOME              Current              Bond         Seeks to achieve a long-term total rate of
  FUND -- HORACE MANN SHARES       income                          return in excess of U.S. bond market over a
                                                                   full-market cycle. The Wilshire VIT Funds are
                                                                   advised by Wilshire Associates Incorporated.

WILSHIRE VIT SHORT-TERM          Current              Bond         Seeks to realize maximum current income to
  INVESTMENT FUND -- HORACE        income/-                        the extent consistent with liquidity.
  MANN SHARES                      Preserv-                        Preservation of principal is a secondary
                                   ation of                        objective. The Wilshire VIT Funds are advised
                                   capital                         by Wilshire Associates Incorporated

WILSHIRE VIT BALANCED            Capital            Balanced       Seeks to realize a high, long-term total rate
  FUND -- HORACE MANN              growth/-                        of return consistent with prudent investment
  SHARES(5)                        Current                         risks. The Wilshire VIT Funds are advised by
                                   income                          Wilshire Associates Incorporated.

T. ROWE PRICE PRIME RESERVE      Current          Money Market     The fund invests in high-quality, short-term
  PORTFOLIO                        income/-                        securities with maturities of 13 months or
                                   Preserv-                        less. The T. Rowe Price Prime Reserve
                                   ation of                        Portfolio is advised by T. Rowe Price
                                   capital                         Associates.




(1) These Subaccounts are not available as investment options in a 457(b) Contract.


(2) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.

          Wells Fargo Advantage VT Discovery Fund(SM)
          T. Rowe Price Small-Cap Stock Fund -- Advisor Class
          Wells Fargo Advantage VT Opportunity Fund(SM)

          Credit Suisse Trust Small Cap Core I Portfolio

          T. Rowe Price Small-Cap Value Fund -- Advisor Class

     However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.

(3) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.

          JPMorgan U.S. Large Cap Core Equity Portfolio
          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares
          Lord Abbett Series Fund Growth Opportunities Portfolio

          Wilshire Small Company Growth Portfolio (Investment Class)



(4) These Subaccounts are not available as investment options in Non-Qualified Contracts.



(5) Each of these Underlying funds is considered a "fund of funds." This means that the Underlying Fund purchase shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.


     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.


     SELECTION OF UNDERLYING FUNDS. We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see "Payments We Receive.") We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the Plan Sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.



     PAYMENTS WE RECEIVE. As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We receive generally is based on a percentage of assets of the Underlying Fund attributable to the Group Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%. These payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Certificates, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying funds. We and Our affiliates may profit from these payments.





     ADDITION, DELETION, OR SUBSTITUTION OF UNDERLYING FUNDS. We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission ("SEC") and any state governmental agency, to the extent required by the Investment Company Act of 1940 ("1940 Act") or other applicable law.

     We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.


     VOTING RIGHTS. We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.



     Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.



     We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

THE CONTRACT

CONTRACT OWNERS' RIGHTS


     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity contracts and Qualified Plans are subject to certain tax restrictions. See "Tax Consequences."


     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms.

     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT


     The Contract which is not being sold to new Contract Owners, were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.



     To purchase the Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE IRA or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) Contract the employer purchases the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.



     Applications must have been sent to HMLIC's Home Office. If an application is complete and has been received at Our Home Office, We will issue a Contract. Any initial premium received with a complete application is credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received is held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.


     Although We do not anticipate delays in Our receipt and processing of applications or premium payment requests, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

CANCELING THE CONTRACT


     Subject to state insurance laws, You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this "free look period." HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or
(2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.


PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Net Premium Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually.

     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contribution Limitations and General Requirements Applicable to Qualified Contracts."

     ALLOCATION OF NET PREMIUM PAYMENTS -- All or part of the Net Premium Payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Premium Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.


     Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium Payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit value determined at the close of that Valuation Date. If We receive Your Net Premium Payment at or after 3:00 p.m. Central Time (or at our after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.




     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     - minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

     - No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
     - Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.


     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free) or by accessing HMLIC's website at www.horacemann.com and looking in the "Account Access" section.


     CAUTION: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or Our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC's Home Office unless a future date is requested. See "Other Information -- Forms Availability."

     On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:

     Wells Fargo Advantage VT Discovery Fund(SM)

     T. Rowe Price Small-Cap Stock Fund -- Advisor Class

     Wells Fargo Advantage VT Opportunity Fund(SM)

     Credit Suisse Trust Small Cap Core I Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class

However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.


     On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:


     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)


     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar mounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available prior to the Annuity Date.


     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Account Access" section.


     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:

     Wells Fargo Advantage VT Discovery Fund(SM)
     T. Rowe Price Small-Cap Stock Fund -- Advisor Class
     Wells Fargo Advantage VT Opportunity Fund(SM)

     Credit Suisse Trust Small Cap Core I Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class

However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.


     On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:


     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)




     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance Your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.


     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Account Access" section.


     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)
     T. Rowe Price Small-Cap Stock Fund -- Advisor Class
     Wells Fargo Advantage VT Opportunity Fund(SM)

     Credit Suisse Trust Small Cap Core I Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class

However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.


     On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts:


     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)





     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Account Access" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

     Wells Fargo Advantage VT Discovery Fund(SM)
     T. Rowe Price Small-Cap Stock Fund -- Advisor Class
     Wells Fargo Advantage VT Opportunity Fund(SM)

     Credit Suisse Trust Small Cap Core I Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class

However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.


     On and after May 1, 2006, existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:


     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)




     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.


     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.


     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.


     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect ) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.



     Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.



     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.


     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will only be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. Telefacsimile
(FAX) transmissions of the request will not be accepted if the proceeds are NOT being sent to the Contract Owner. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any Subaccount and the fixed account are subject to the Withdrawal Charges shown in the "Deductions and Expenses -- Withdrawal Charges" section.


     Withdrawal Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.



     The applicable Withdrawal Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will result in a surrender charge of $3,000 x 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Withdrawal Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Withdrawal Charge to $3,125 x 4% = $125 with the balance of $3,000 paid to You.


     The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Withdrawal Charge may not exceed 9% of $10,000 ($900).


     If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.


     If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer's 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, You may resume making contributions.


     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.


     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

     If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

     If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O.

Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-
1030 (toll free).

DEDUCTIONS AND EXPENSES


     We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.


     Services and benefits we provide:

     -  the death benefit, and cash benefits under the Contracts
     -  investment options, including Net Premium allocations
     -  administration of elective options
     -  the distribution of reports to Contract Owners
     -  Annuity Payment options

COSTS AND EXPENSES WE INCUR:

     - costs associated with processing applications and with issuing and administering the Contracts
     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
     - other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees

RISKS WE ASSUME:

     - that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

     ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.


     WITHDRAWAL CHARGES -- If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for Your Contract are:




                      Percentage of
During Contract YearAmount Withdrawn
------------------------------------

          1                9%
          2                8%
          3                7%
          4                6%
          5                5%
          6                4%
          7                3%
          8                2%
          9                1%
     Thereafter            0%



     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, You may make a withdrawal with no Withdrawal Charge. Please see Your Contract for further details.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. Such premium taxes and that time of deduction of those taxes will be determined by the Contract Owner's current place of residence.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant's statement, and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us.

     If there have been no previous withdrawals or loans the death benefit is the greater of:

     1.  the Total Accumulation Value; or

     2.  the Net Premium paid to HMLIC.

     If withdrawals or loans have been taken the death benefit is the greater of:

     1. the Total Accumulation Value remaining after the withdrawal(s) and/or loan(s); or

     2. the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

     For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity
Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC's Home Office. Your Net Premium Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."


     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.


ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a variable basis unless otherwise stated.


     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 0, 10, 15 OR 20 YEARS -- These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment will be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.


     If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

     JOINT AND SURVIVOR ANNUITY -- This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) 66 2/3%; or 3) 100% of the Annuity Payments paid or the number of Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:


     a. receive the proceeds in a lump sum less any applicable Withdrawal Charges, or



     b. leave the Contract with HMLIC and receive the value under any required minimum distribution requirements of IRC Section 401(a)(9), see Required Minimum Distributions," or


     c.  elect any other option that HMLIC makes available.


AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS


     In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.



     Annuitized Value may be more or less than the amount of Net Premium Payments allocated to Your Contract.



     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. Except in the case of certain joint and survivor Annuity Payment options, these guaranteed payments will not change as a result of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.


     VARIABLE ANNUITY PAYMENTS -- If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable annuity payment varies with the form of Annuity Payment option payment selected and adjusted age of the Annuitant(s).


     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.


     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, Cohen & Steers VIF Realty Fund, Inc., T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     - The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES



     The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences. In addition, a Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a Qualified Plan should understand that purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.



     SEPARATE ACCOUNT -- The operations of the Separate Account form part of the operations of HMLIC; however, the Internal Revenue Code (IRC) provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.



     OWNER CONTROL -- In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.



GENERAL REQUIREMENTS



     Net Purchase Payments and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC.



     WITHDRAWALS -- When a withdrawal from a Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Total Accumulation Value immediately before the distribution over the Contract Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender, the amount received generally will be taxable only to the extent it exceeds the Contract Owner's investment in the Contract.



     PREMATURE DISTRIBUTION TAX -- In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:



     -  made on or after the taxpayer reaches age 59 1/2;


     -  made on or after the death of a Contract Owner;


     -  attributable to the taxpayer becoming disabled; or


     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.



     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.



     ANNUITY PAYMENTS -- Although tax consequences may vary depending on the payout option elected under an annuity Contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow You to recover Your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.



     NON-NATURAL PERSON -- If a non-natural person (e.g., a corporation or a trust) owns a Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.



     REQUIRED DISTRIBUTIONS -- Under IRC Section 72(s), a Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner's interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a Contract Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

     The Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


     TAXATION OF DEATH BENEFIT PROCEEDS -- Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT -- A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction, should consult a tax advisor as to the tax consequences.



     WITHHOLDING -- Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS



     All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner's income when a taxable distribution occurs.



FEDERAL ESTATE TAXES



     While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX



     Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.



ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



     The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser's country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



FOREIGN TAX CREDITS



     We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.



TAXATION OF QUALIFIED PLANS



     Qualified Plans have additional tax consequences. The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan. Purchasing an annuity Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.



CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED PLANS



     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC.



     SECTION 403(B) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,500 in 2007 or 100% of income. Additional catch-up amounts, $5,000 in 2007, may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security) tax. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan or transfer to another Section 403(b) annuity Contract. Section 403(b) annuities are subject to the required minimum distribution rules.


     SECTION 408 TRADITIONAL IRA -- Annual contributions (other than rollover contributions) to a traditional IRA are limited to $4,000 in 2007 for both an individual and the spouse. Additional catch-up contributions, $1,000 in 2007, may be made if the Contract Owner is age 50 or older. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2007, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income ("AGI") is between $52,000 and $62,000 for single filers and between $83,000 and $103,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $156,000 and $166,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.



     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,500 in 2007. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2007. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.



     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,500 for 2007 (indexed for inflation after 2007). As with traditional IRAs, additional contributions are allowed for individual's age 50 and older, $2,500 for 2007. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for traditional IRAs.



     ROTH IRAS -- Annual contributions to a Roth IRA are limited to $4,000 for 2007 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2007. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $99,000 and $114,000 for single taxpayers and those taxpayers filing Head of Household, between $156,000 and $166,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.



     SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,500 for 2007 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2007. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2007. A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.


     ROLLOVERS/TRANSFERS -- A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. A trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one retirement plan to a similar retirement plan and does not involve a distribution. Distributions that are properly rolled over and transfers are not includable in income until they are ultimately paid out of the Contract. For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of applicable IRS guidance are met.



     Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.



     Amounts under a Section 403(b) tax-deferred annuity can be rolled over or transferred to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a
Section 403(b) plan, or a Section 457 plan (provided it agrees to separate accounting).



     Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.



     TAXATION OF CONTRACT BENEFITS -- Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.



     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.



     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution.



TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRAT



     A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The selection of certain maturity dates or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.



     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA's and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) 7) to correct excess contributions or elective deferrals and 8) in limited circumstances, to a reservist called to active duty between September 11, 2001, and December 31, 2007.. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed,

2) for qualified education expenses, and 3) for a qualified first-time home purchase.


     REQUIRED MINIMUM DISTRIBUTION EXCISE TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.



     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.



     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans,
Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.



     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.



     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under mandatory distributions.



     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an 'inherited IRA'.



     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.



     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%.



POSSIBLE TAX LAW CHANGES



     Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.



     We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.




OTHER INFORMATION


     DISTRIBUTION OF THE CONTRACT -- The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.



     ASSOCIATION ENDORSEMENTS AND RELATIONSHIPS -- HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:


     - Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;


     - Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;


     - Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and


     - Allowing HMLIC or an affiliate to conduct workshops for association members.


     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC's ability to meet its obligations under the Contract.


     REGISTRATION STATEMENT -- A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. For a complete statement of the terms thereof, reference is made to these instruments as filed.


     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and Your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:



TOPIC                                     PAGE
-----                                     ----

General Information and History             1
Tax Status of the Contracts                 1
Underwriter                                 2
Independent Registered Public
  Accounting Firm                           2
Financial Statements                        2






     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 527-2307 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).


     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:


---- Statement of Additional Information dated May 1, 2007 for the Separate Account


Please mail the above document to:

--------------------------------------------------------------------------------
(Name)

--------------------------------------------------------------------------------
(Address)

--------------------------------------------------------------------------------
(City/State/Zip)

APPENDIX A; CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


     The following schedule includes accumulation unit values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.



     The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund -- Horace Mann Shares, Income Fund and the Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund(R) and the Ariel Appreciation Fund(R) were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series -- Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series -- Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.



1.25 M & E




                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO                   12/31/2006        $ 26.20            $  25.71              1,022,282
                                     12/31/2005          23.10               26.20                886,468
                                     12/31/2004          21.58               23.10                778,032
                                     12/31/2003          17.71               21.58                647,349
                                     12/31/2002          25.94               17.71                499,185
                                     12/31/2001          31.81               25.94                344,424
                                     12/31/2000          40.86              *31.81                127,242

ALLIANCEBERNSTEIN VPS FUND, INC.
  SMALL/MID CAP VALUE PORTFOLIO      12/31/2006        $ 18.44            $ *19.24                 14,224

ALLIANCEBERNSTEIN VPS FUND, INC
  SMALL CAP GROWTH PORTFOLIO         12/31/2006        $ 14.00            $ *13.26                  5,079

ARIEL FUND(R)(1)(4)                  12/31/2006          54.19               59.06                564,283
                                     12/31/2005          54.37               54.19                533,763
                                     12/31/2004          45.13               54.37                449,239
                                     12/31/2003          35.69               45.13                346,642
                                     12/31/2002          38.11               35.69                236,427
                                     12/31/2001          34.63              *38.11                 61,005

ARIEL APPRECIATION FUND(R)(1)(4)     12/31/2006        $ 48.77            $  53.45                939,718
                                     12/31/2005          47.99               48.77                894,108
                                     12/31/2004          42.96               47.99                744,074
                                     12/31/2003          33.20               42.96                565,684
                                     12/31/2002          37.51               33.20                380,634
                                     12/31/2001          34.01              *37.51                105,004

COHEN AND STEERS VIF REALTY FUND     12/31/2006        $ 12.89            $ *15.84                100,793

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

CREDIT SUISSE TRUST SMALL CAP
  CORE I PORTFOLIO(2)                12/31/2006        $ 17.92            $  18.54                199,285
                                     12/31/2005          18.64               17.92                221,197
                                     12/31/2004          17.03               18.64                238,930
                                     12/31/2003          11.60               17.03                227,577
                                     12/31/2002          17.73               11.60                199,135
                                     12/31/2001          21.37               17.73                159,315
                                     12/31/2000          27.18              *21.37                 77,312

DAVIS VALUE PORTFOLIO                12/31/2006        $ 12.45            $  14.15                757,258
                                     12/31/2005          11.52               12.45                658,602
                                     12/31/2004          10.39               11.52                569,355
                                     12/31/2003           8.10               10.39                455,070
                                     12/31/2002           9.80                8.10                364,544
                                     12/31/2001          11.08                9.80                321,139
                                     12/31/2000          11.55              *11.08                132,825

DELAWARE VIP GROWTH OPPORTUNITIES
  SERVICE CLASS                      12/31/2006        $ 17.24            $  18.06                 54,586
                                     12/31/2005          15.70               17.24                 29,062
                                     12/31/2004          14.31              *15.70                 11,013

DELAWARE VIP TREND SERIES SERVICE
  CLASS                              12/31/2006        $ 31.56            $  33.45                 13,832
                                     12/31/2005          30.25               31.56                  8,908
                                     12/31/2004          28.68              *30.25                  1,560

DREYFUS MIDCAP STOCK SERVICE
  SHARES(3)                          12/31/2006        $ 19.25            $  20.48                 40,432
                                     12/31/2005          17.90               19.25                 30,905
                                     12/31/2004          16.01              *17.90                  8,834

FIDELITY VIP GROWTH PORTFOLIO        12/31/2006        $ 33.72            $  35.50              1,080,962
                                     12/31/2005          32.37               33.72              1,031,956
                                     12/31/2004          31.78               32.37                924,998
                                     12/31/2003          24.28               31.78                735,345
                                     12/31/2002          35.27               24.28                568,965
                                     12/31/2001          43.48               35.27                390,031
                                     12/31/2000          53.19              *43.48                161,281

FIDELITY VIP GROWTH & INCOME
  PORTFOLIO                          12/31/2006        $ 15.12            $  16.85                973,169
                                     12/31/2005          14.25               15.12                821,349
                                     12/31/2004          13.68               14.25                683,112
                                     12/31/2003          11.22               13.68                484,327
                                     12/31/2002          13.66               11.22                323,437
                                     12/31/2001          15.20               13.66                211,580
                                     12/31/2000          16.04              *15.20                 54,943

FIDELITY VIP HIGH INCOME
  PORTFOLIO                          12/31/2006        $  9.87            $  10.82                422,299
                                     12/31/2005           9.77                9.87                321,144
                                     12/31/2004           9.04                9.77                218,819
                                     12/31/2003           7.23                9.04                156,838
                                     12/31/2002           7.08                7.23                 83,910
                                     12/31/2001           8.15                7.08                 52,829
                                     12/31/2000           9.92               *8.15                 31,556

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

FIDELITY VIP INDEX 500 PORTFOLIO     12/31/2006        $140.61            $ 160.32                351,103
                                     12/31/2005         136.18              140.61                313,854
                                     12/31/2004         124.96              136.18                262,595
                                     12/31/2003          98.76              124.96                201,115
                                     12/31/2002         128.98               98.76                143,919
                                     12/31/2001         148.95              128.98                 89,888
                                     12/31/2000         169.89             *148.95                 34,085

FIDELITY VIP INVESTMENT GRADE
  BOND PORTFOLIO                     12/31/2006        $ 15.62            $  16.07              1,100,484
                                     12/31/2005          15.52               15.62              1,007,448
                                     12/31/2004          15.09               15.52                857,504
                                     12/31/2003          14.56               15.09                765,200
                                     12/31/2002          13.39               14.56                578,933
                                     12/31/2001          12.54               13.39                240,969
                                     12/31/2000          12.03              *12.54                 21,897

FIDELITY VIP MID CAP PORTFOLIO       12/31/2006        $ 33.61            $  37.31              1,168,356
                                     12/31/2005          28.84               33.61              1,057,318
                                     12/31/2004          23.42               28.84                909,123
                                     12/31/2003          17.15               23.42                765,087
                                     12/31/2002          19.30               17.15                644,149
                                     12/31/2001          20.25               19.30                529,851
                                     12/31/2000          20.04              *20.25                233,156

FIDELITY VIP OVERSEAS PORTFOLIO      12/31/2006        $ 22.58            $  26.27                979,081
                                     12/31/2005          19.25               22.58                774,482
                                     12/31/2004          17.20               19.25                604,561
                                     12/31/2003          12.17               17.20                407,324
                                     12/31/2002          15.50               12.17                293,133
                                     12/31/2001          19.91               15.50                200,060
                                     12/31/2000          23.33              *19.91                 71,864

GOLDMAN SACHS VIT STRUCTURED
  SMALL CAP EQUITY FUND              12/31/2006        $ 15.72            $  17.43                 88,542
                                     12/31/2005          15.00               15.72                 57,784
                                     12/31/2004          13.12              *15.00                 16,830

J.P. MORGAN U.S. LARGE CAP EQUITY
  PORTFOLIO(3)                       12/31/2006        $ 13.22            $  15.22              1,298,428
                                     12/31/2005          13.21               13.22              1,238,265
                                     12/31/2004          12.21               13.21              1,071,858
                                     12/31/2003           9.65               12.21                859,650
                                     12/31/2002          12.97                9.65                644,912
                                     12/31/2001          14.90               12.97                410,417
                                     12/31/2000          17.20              *14.90                125,348

LORD ABBETT SERIES FUND GROWTH
  OPPORTUNITIES(3)                   12/31/2006        $ 13.65            $  14.54                 96,515
                                     12/31/2005          13.21               13.65                 73,028
                                     12/31/2004          12.08              *13.21                 21,837

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

NEUBERGER BERMAN GENESIS FUND(4)     12/31/2006        $ 31.80            $  33.60                824,657
                                     12/31/2005          27.76               31.80                738,382
                                     12/31/2004          23.74               27.76                592,938
                                     12/31/2003          18.30               23.74                472,551
                                     12/31/2002          19.14               18.30                369,727
                                     12/31/2001          17.35               19.14                204,094
                                     12/31/2000          15.88              *17.35                 15,000

PUTNAM VT VISTA FUND                 12/31/2006        $ 14.99            $  15.61                427,913
                                     12/31/2005          13.53               14.99                437,342
                                     12/31/2004          11.55               13.53                417,950
                                     12/31/2003           8.78               11.55                405,260
                                     12/31/2002          12.82                8.78                354,292
                                     12/31/2001          19.52               12.82                312,576
                                     12/31/2000          24.81              *19.52                149,430

RAINIER SMALL/MID CAP EQUITY
  PORTFOLIO(4)                       12/31/2006        $ 40.54            $  45.92                389,183
                                     12/31/2005          34.93               40.54                339,335
                                     12/31/2004          30.13               34.93                278,917
                                     12/31/2003          20.86               30.13                230,482
                                     12/31/2002          26.41               20.86                182,294
                                     12/31/2001          27.84               26.41                129,167
                                     12/31/2000          30.31              *27.84                 52,763

ROYCE CAPITAL FUND SMALL CAP
  PORTFOLIO                          12/31/2006        $ 10.09            $  11.52                371,543
                                     12/31/2005           9.41               10.09                244,500
                                     12/31/2004           8.17               *9.41                 85,206

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO VIP II                   12/31/2006        $ 23.12            $ *25.44                 19,054

T. ROWE PRICE PRIME RESERVE
  PORTFOLIO                          12/31/2006           1.00               *1.02                776,113

T. ROWE PRICE SMALL-CAP STOCK
  FUND ADVISOR CLASS(2)              12/31/2006        $ 38.50            $  42.78                375,980
                                     12/31/2005          36.01               38.50                384,016
                                     12/31/2004          30.78               36.01                379,453
                                     12/31/2003          23.60               30.78                331,165
                                     12/31/2002          27.92               23.60                264,418
                                     12/31/2001          26.52               27.92                163,849
                                     12/31/2000          26.96              *26.52                 47,445

T. ROWE PRICE SMALL-CAP              12/31/2006        $ 43.76            $  50.15                394,998

VALUE FUND ADVISOR CLASS(2)          12/31/2005        $ 40.82            $  43.76                413,874
                                     12/31/2004          32.94               40.82                418,916
                                     12/31/2003          24.48               32.94                377,185
                                     12/31/2002          25.30               24.48                299,718
                                     12/31/2001          21.02               25.30                139,770
                                     12/31/2000          20.48              *21.02                 15,913

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WELLS FARGO ADVANTAGE DISCOVERY
  FUND (FORMERLY STRONG MID CAP)     12/31/2006        $ 14.21            $  16.10                566,905
                                     12/31/2005          16.94              *14.21                571,068
                                     12/31/2004          14.39               16.94                455,021
                                     12/31/2003          10.86               14.39                424,282
                                     12/31/2002          17.61               10.86                351,842
                                     12/31/2001          25.76               17.61                264,967
                                     12/31/2000          36.15              *25.76                130,119

WELLS FARGO ADVANTAGE VT
  OPPORTUNITY FUND(SM)(2)            12/31/2006        $ 31.93            $  35.39                277,826
                                     12/31/2005          29.96               31.93                294,959
                                     12/31/2004          25.66               29.96                304,488
                                     12/31/2003          18.96               25.66                285,496
                                     12/31/2002          26.24               18.96                244,938
                                     12/31/2001          27.54               26.24                163,069
                                     12/31/2000          28.68              *27.54                 46,246

DOW JONES WILSHIRE 5000 INDEX
  PORTFOLIO INVESTMENT(4)            12/31/2006        $ 10.34            $  11.79              1,035,532
                                     12/31/2005           9.92               10.34                886,643
                                     12/31/2004           9.03                9.92                687,189
                                     12/31/2003           7.06                9.03                472,140
                                     12/31/2002           9.07                7.06                317,084
                                     12/31/2001          10.38                9.07                184,599
                                     12/31/2000          12.16              *10.38                 36,476

WILSHIRE LARGE CO. GROWTH
  PORTFOLIO INVESTMENT(4)            12/31/2006        $ 32.86            $  34.06                420,405
                                     12/31/2005          30.67               32.86                360,477
                                     12/31/2004          29.11               30.67                284,345
                                     12/31/2003          23.31               29.11                204,673
                                     12/31/2002          30.17               23.31                142,169
                                     12/31/2001          36.63               30.17                 84,544
                                     12/31/2000          45.85              *36.63                 15,529

WILSHIRE LARGE CO. VALUE
  PORTFOLIO INVESTMENT(4)            12/31/2006        $ 25.99            $  30.42                925,411
                                     12/31/2005          24.09               25.99                834,983
                                     12/31/2004          21.60               24.09                686,425
                                     12/31/2003          17.02               21.60                576,488
                                     12/31/2002          20.82               17.02                443,150
                                     12/31/2001          21.34               20.82                253,308
                                     12/31/2000          20.06              *21.34                 23,157

WILSHIRE SMALL CO. GROWTH
  PORTFOLIO INVESTMENT(3)(4)         12/31/2006        $ 20.67            $  22.69                140,208
                                     12/31/2005          20.20               20.67                143,219
                                     12/31/2004          17.47               20.20                112,451
                                     12/31/2003          12.91               17.47                 84,432
                                     12/31/2002          15.19               12.91                 58,508
                                     12/31/2001          15.87               15.19                 25,816
                                     12/31/2000          17.80              *15.87                  7,467

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WILSHIRE SMALL CO. VALUE
  PORTFOLIO INVESTMENT(4)            12/31/2006        $ 24.54            $  29.00                145,709
                                     12/31/2005          23.32               24.54                142,596
                                     12/31/2004          19.44               23.32                129,769
                                     12/31/2003          14.43               19.44                114,100
                                     12/31/2002          15.88               14.43                111,169
                                     12/31/2001          13.72               15.88                 77,121
                                     12/31/2000          12.34              *13.72                  5,681

WILSHIRE VIT 2010 AGGRESSIVE FUND    12/31/2006        $  9.97            $ *10.45                 13,750

WILSHIRE VIT 2010 CONSERVATIVE
  FUND                               12/31/2006        $  9.99            $ *10.38                 31,465

WILSHIRE VIT 2010 MODERATE FUND      12/31/2006        $  9.98            $ *10.39                 25,772

WILSHIRE VIT 2015 MODERATE FUND      12/31/2006        $  9.98            $ *10.46                179,111

WILSHIRE VIT 2025 MODERATE FUND      12/31/2006        $  9.97            $ *10.52                101,522

WILSHIRE VIT 2035 MODERATE FUND      12/31/2006        $  9.96            $ *10.49                 27,795

WILSHIRE VIT 2045 MODERATE FUND      12/31/2006        $  9.96            $ *10.51                 21,200

WILSHIRE VIT BALANCED FUND HM
  SHARES                             12/31/2006        $ 20.46            $  22.55             11,010,275
                                     12/31/2005          19.87               20.46             12,018,094
                                     12/31/2004          18.59               19.87             13,033,346
                                     12/31/2003          15.74               18.59             13,967,082
                                     12/31/2002          17.38               15.74             14,684,684
                                     12/31/2001          17.42               17.38             16,148,759
                                     12/31/2000          17.27               17.42             17,434,293
                                     12/31/1999          18.90               17.27             22,591,194
                                     12/31/1998          19.82               18.90             21,781,222
                                     12/31/1997          18.94               19.82             18,709,483
                                     12/31/1996          18.00               18.94             15,151,785

WILSHIRE VIT EQUITY FUND HM
  SHARES                             12/31/2006        $ 22.45            $  25.93             10,978,177
                                     12/31/2005          21.47               22.45             12,143,394
                                     12/31/2004          19.74               21.47             13,354,870
                                     12/31/2003          15.67               19.74             14,334,218
                                     12/31/2002          19.69               15.67             15,070,307
                                     12/31/2001          20.82               19.69             16,474,940
                                     12/31/2000          21.92               20.82             17,693,804
                                     12/31/1999          24.34               21.92             22,490,546
                                     12/31/1998          25.66               24.34             22,401,337
                                     12/31/1997          23.76               25.66             18,317,985
                                     12/31/1996          21.66               23.76             13,503,527

WILSHIRE VIT INCOME FUND HM
  SHARES                             12/31/2006        $ 17.03            $  17.49              1,245,617
                                     12/31/2005          16.91               17.03              1,260,463
                                     12/31/2004          16.32               16.91              1,201,525
                                     12/31/2003          15.39               16.32              1,128,161
                                     12/31/2002          14.27               15.39              1,105,681
                                     12/31/2001          13.27               14.27                896,686
                                     12/31/2000          12.24               13.27                806,285
                                     12/31/1999          13.24               12.24              1,032,770
                                     12/31/1998          13.00               13.24              1,006,166
                                     12/31/1997          12.69               13.00                718,041
                                     12/31/1996          13.03               12.69                817,803

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WILSHIRE VIT INTERNATIONAL EQUITY
  FUND HM SHARES                     12/31/2006        $ 12.69            $  15.51              2,897,834
                                     12/31/2005          11.67               12.69              2,985,537
                                     12/31/2004          10.68               11.67              3,034,963
                                     12/31/2003           8.16               10.68              3,018,220
                                     12/31/2002          10.46                8.16              2,911,478
                                     12/31/2001          14.39               10.46              2,877,968
                                     12/31/2000          17.52               14.39              2,621,364
                                     12/31/1999          12.13               17.52              1,298,573
                                     12/31/1998          10.27               12.13                758,622
                                     12/31/1997          10.00              *10.27                451,401

WILSHIRE VIT SHORT-TERM
  INVESTMENT FUND HM SHARES          12/31/2006        $ 10.98            $  11.41                239,483
                                     12/31/2005          10.84               10.98                233,981
                                     12/31/2004          10.85               10.84                248,645
                                     12/31/2003          10.87               10.85                400,991
                                     12/31/2002          10.82               10.87                351,839
                                     12/31/2001          10.42               10.82                209,583
                                     12/31/2000           9.89               10.42                174,299
                                     12/31/1999           9.98                9.89                143,624
                                     12/31/1998           9.99                9.98                125,460
                                     12/31/1997          10.03                9.99                114,103
                                     12/31/1996          10.00               10.03                112,004

WILSHIRE VIT SMALL CAP GROWTH
  FUND HM SHARES                     12/31/2006        $ 12.17            $  13.38              3,585,367
                                     12/31/2005          11.88               12.17              3,884,610
                                     12/31/2004          11.52               11.88              4,241,664
                                     12/31/2003           7.33               11.52              4,454,821
                                     12/31/2002          12.16                7.33              4,309,422
                                     12/31/2001          17.54               12.16              4,343,366
                                     12/31/2000          19.76               17.54              4,245,836
                                     12/31/1999          12.38               19.76              2,731,955
                                     12/31/1998          11.70               12.38              2,063,019
                                     12/31/1997          10.00              *11.70              1,219,124

WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND HM SHARES                     12/31/2006        $ 17.25            $  20.53              4,147,538
                                     12/31/2005          16.61               17.25              4,346,986
                                     12/31/2004          14.85               16.61              4,566,563
                                     12/31/2003          11.70               14.85              4,696,964
                                     12/31/2002          13.70               11.70              4,762,269
                                     12/31/2001          14.96               13.70              4,931,921
                                     12/31/2000          13.81               14.96              4,744,087
                                     12/31/1999          12.99               13.81              4,001,791
                                     12/31/1998          12.10               12.99              2,513,258
*INCEPTION OF THE FUNDS.             12/31/1997          10.00              *12.10                692,571




(1) These Subaccounts are not available as investment options in a 457(b) Contract.



(2) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



          Wells Fargo Advantage VT Discovery Fund(SM)


          T. Rowe Price Small-Cap Stock Fund -- Advisor Class


          Wells Fargo Advantage VT Opportunity Fund(SM)

          Credit Suisse Trust Small Cap Core I Portfolio

          T. Rowe Price Small-Cap Value Fund -- Advisor Class



    However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(3) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



          JPMorgan U.S. Large Cap Core Equity Portfolio


          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares


          Lord Abbett Series Fund Growth Opportunities Portfolio


          Wilshire Small Company Growth Portfolio (Investment Class)



(4) These Subaccounts are not available as investment options in Non-Qualified Contracts.



*   Inception price on date Underlying Fund was added to the Separate Account.

PROSPECTUS


VARIABLE DEFERRED ANNUITY CONTRACTS


VARIABLE SOLUTIONS II AND MAXIMUM
SOLUTIONS II

HORACE MANN LIFE INSURANCE COMPANY SEPARATE
ACCOUNT


MAY 1, 2007

VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT FLEXIBLE PREMIUM CONTRACTS FOR INDIVIDUALS


     This prospectus offers Variable annuity Contracts to individuals. The Contracts are issued by Horace Mann Life Insurance Company ("HMLIC") as flexible premium Contracts. Certain of these Contracts are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended ("IRC"). The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:


LIFECYCLE FUNDS

          Wilshire Variable Insurance Trust 2010 Conservative Fund



          Wilshire Variable Insurance Trust 2010 Moderate Fund

          Wilshire Variable Insurance Trust 2010 Aggressive Fund



          Wilshire Variable Insurance Trust 2015 Moderate Fund Wilshire Variable Insurance Trust 2025 Moderate Fund Wilshire Variable Insurance Trust 2035 Moderate Fund Wilshire Variable Insurance Trust 2045 Moderate Fund

LARGE COMPANY STOCK FUNDS
     Large Value
          Davis Value Portfolio
          T. Rowe Price Equity Income Portfolio VIP II

          Wilshire Large Company Value Portfolio (Investment Class)(3)



     Large Core
          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(3) Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2
          JPMorgan U.S. Large Cap Core Equity Portfolio(2)

          Wilshire VIT Equity Fund -- Horace Mann Shares

     Large Growth
          AllianceBernstein VPS Large Cap Growth Portfolio
          Fidelity VIP Growth Portfolio SC 2

          Wilshire Large Company Growth Portfolio (Investment Class)(3)

MID-SIZE COMPANY STOCK FUNDS
     Mid Value
          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio

          Ariel Appreciation Fund(R)(1)(3)

     Mid Core
          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(2)
          Fidelity VIP Mid Cap Portfolio SC 2
          Rainier Small/Mid Cap Equity Portfolio(3)
     Mid Growth
          Delaware VIP Growth Opportunities Series --
            Service Class
          Lord Abbett Series Fund Growth Opportunities Portfolios(2) Putnam VT Vista Fund (IB Shares)
          Wells Fargo Advantage VT Discovery Fund(SM)

SMALL COMPANY STOCK FUNDS
     Small Value
          Ariel Fund(R)(1)(3)
          Royce Capital Fund Small-Cap Portfolio

          Wilshire Small Company Value Portfolio (Investment Class)(3)

     Small Core
          Goldman Sachs VIT Structured Small Cap Equity Fund
          Neuberger Berman Genesis Fund -- Advisor Class(3)
     Small Growth
          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio Delaware VIP Trend Series -- Service Class

          Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)

          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares

INTERNATIONAL STOCK FUNDS
          Fidelity VIP Overseas Portfolio SC 2
          Wilshire VIT International Equity Fund -- Horace Mann Shares

SPECIALTY
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares

REAL ESTATE
          Cohen & Steers VIF Realty Fund, Inc.

BOND FUNDS
          Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares

BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares

MONEY MARKET
          T. Rowe Price Prime Reserve Portfolio

(1) These Subaccounts are not available as investment options in a 457(b) Contract.


(2) The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.


          JPMorgan U.S. Large Cap Core Equity Portfolio
          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares
          Lord Abbett Series Fund Growth Opportunities Portfolio

          Wilshire Small Company Growth Portfolio (Investment Class)



(3) These Subaccounts are not available as investment options in Non-Qualified Contracts.


     Trademarks used in this document are owned by and used with the permission of the appropriate company.


     This prospectus sets forth the information an investor should know before purchasing the Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2007. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-
1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 35 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                                AMOUNT INVESTED.


                   The date of this prospectus is May 1, 2007.

TABLE OF CONTENTS
--------------------------------------------------------------------------------




                                                                                PAGE
                                                                                ----

DEFINITIONS                                                                       4
SUMMARY                                                                           6
FEE TABLES AND EXAMPLE                                                            9
CONDENSED FINANCIAL INFORMATION                                                  11
HORACE MANN LIFE INSURANCE COMPANY, THE FIXED ACCOUNT, THE SEPARATE ACCOUNT
  AND THE UNDERLYING FUNDS                                                       12
  Horace Mann Life Insurance Company                                             12
  The Separate Account                                                           12
  The Underlying Funds                                                           12
THE CONTRACTS                                                                    21
  Contract Owners' Rights                                                        21
  Purchasing the Contract                                                        21
  Canceling the Contract                                                         21
  Premium Payments                                                               21
     Amount and Frequency of Premium Payments                                    21
     Allocation of Net Premium Payments                                          21
     Accumulation Units and Accumulation Unit Value                              21
  Transactions                                                                   22
     Transfers                                                                   22
     Dollar Cost Averaging                                                       22
     Rebalancing                                                                 23
     Changes to Premium Allocations                                              23
     Market Timing                                                               23
     Surrender or Withdrawal Before Commencement of Annuity Period               24
     Payments we Make                                                            25
     Confirmations                                                               25
  Deductions and Expenses                                                        25
     Annual Maintenance Fee                                                      25
     Mortality and Expense Risk Fee                                              26
     Surrender Charges                                                           26
     Operating Expenses of the Underlying Funds                                  26
     Premium Taxes                                                               26
  Death Benefit Proceeds                                                         26
  Annuity Payments                                                               26
  Annuity Payment Options                                                        26
  Amount of Fixed and Variable Annuity Payments                                  27
  Misstatement of Age or Sex                                                     28
  Modification of the Contract                                                   28
INDIVIDUAL PRODUCT INFORMATION                                                   29
TAX CONSEQUENCES                                                                 30
  Separate Account                                                               30
  Owner Control                                                                  30
  General Requirements                                                           30
     Withdrawals                                                                 30
     Premature Distribution Tax                                                  30
     Annuity Payments                                                            30
     Non-Natural Person                                                          30
     Required Distributions                                                      30
     Taxation of Death Benefit Proceeds                                          31
     Transfers, Assignments, or Exchanges of a Contract                          31
     Withholding                                                                 31
     Multiple Contracts                                                          31
     Federal Estate Taxes                                                        31
     Generation-skipping Transfer Tax                                            31
     Annuity Purchases by Nonresident Aliens and Foreign Corporations            31
     Foreign Tax Credits                                                         31
     Taxation of Qualified Plans                                                 31
       Contribution Limitations and General Requirements Applicable to
          Qualified Plans                                                        31
          Transfers, Assignments or Exchanges of a Contract                      33
          Premature Distribution Tax                                             33
          Required Minimum Distributions                                         34
          Withholding                                                            34
Possible Tax Law Changes                                                         34
OTHER INFORMATION                                                                34
ADDITIONAL INFORMATION                                                           35





     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under a Contract.

     ANNUITIZED VALUE: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax.

     ANNUITY DATE: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.

     In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Taxation of Contract Benefits."

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred Variable annuity contracts this prospectus offers.

     CONTRACT OWNER (YOU, YOUR): The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.

     HOME OFFICE: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.


     NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Plan.


     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following contracts: Internal Revenue Code ("IRC") Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.


     SUBACCOUNT: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.


     SURRENDER CHARGE: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.


     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.


     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.


     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier.


     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contracts. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).


     For a brief overview of product-specific information for the Contract You own, see the "Individual Product Information" section of this prospectus.


     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.


WHO MAY PURCHASE THE CONTRACTS OFFERED BY THIS PROSPECTUS?





     The Contracts are designed for individuals seeking long-term tax-deferred accumulation of funds. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through a Qualified Plan.


     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?


     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.


     (a)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:

LIFECYCLE FUNDS

          Wilshire Variable Insurance Trust 2010 Conservative Fund



          Wilshire Variable Insurance Trust 2010 Moderate Fund

          Wilshire Variable Insurance Trust 2010 Aggressive Fund



          Wilshire Variable Insurance Trust 2015 Moderate Fund Wilshire Variable Insurance Trust 2025 Moderate Fund Wilshire Variable Insurance Trust 2035 Moderate Fund Wilshire Variable Insurance Trust 2045 Moderate Fund

LARGE COMPANY STOCK FUNDS
     Large Value
          Davis Value Portfolio
          T. Rowe Price Equity Income Portfolio VIP II

          Wilshire Large Company Value Portfolio (Investment Class)(3)




     Large Core
          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(3) Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2
          JPMorgan U.S. Large Cap Core Equity Portfolio(2)

          Wilshire VIT Equity Fund -- Horace Mann Shares


     Large Growth
          AllianceBernstein VPS Large Cap Growth Portfolio Fidelity VIP Growth
            Portfolio SC 2

          Wilshire Large Company Growth Portfolio (Investment Class)(3)


MID-SIZE COMPANY STOCK FUNDS
     Mid Value
          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio Ariel Appreciation Fund(R)(1)(3)


     Mid Core
          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares(2)
          Fidelity VIP Mid Cap Portfolio SC 2
          Rainier Small/Mid Cap Equity Portfolio(3)

     Mid Growth
          Delaware VIP Growth Opportunities Series -- Service Class Lord Abbett Series Fund Growth Opportunities Portfolio(2) Putnam VT Vista Fund (IB Shares)
          Wells Fargo Advantage VT Discovery Fund(SM)

SMALL COMPANY STOCK FUNDS
     Small Value
          Ariel Fund(R)(1)(3)
          Royce Capital Fund Small-Cap Portfolio

          Wilshire Small Company Value Portfolio (Investment Class)(3)


     Small Core
          Goldman Sachs VIT Structured Small Cap Equity Fund
          Neuberger Berman Genesis Fund -- Advisor Class(3)

     Small Growth
          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio Delaware VIP Trend Series -- Service Class

          Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)

          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares

INTERNATIONAL STOCK FUNDS
          Fidelity VIP Overseas Portfolio SC 2
          Wilshire VIT International Equity Fund -- Horace Mann Shares

SPECIALTY
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares

REAL ESTATE
          Cohen & Steers VIF Realty Fund, Inc.

BOND FUNDS
          Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares

BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares

MONEY MARKET
          T. Rowe Price Prime Reserve Portfolio


(1) These Subaccounts are not available as investment options in a 457(b) Contract.



(2) The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.


          JPMorgan U.S. Large Cap Core Equity Portfolio
          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares
          Lord Abbett Series Fund Growth Opportunities Portfolio

          Wilshire Small Company Growth Portfolio (Investment Class)



(3) These Subaccounts are not available as investment options in Non-Qualified Contracts.


     (b) FIXED ACCOUNT. You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. For complete details see "The
Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges." For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the "Individual Product Information" section for the mortality and expense risk fee of Your product.

     Variable Solutions II has an annual maintenance fee that may not exceed $25 and is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions II does not have an annual maintenance fee.

     We do not assess a sales expense charge on premium payments, but do assess a decreasing Surrender Charge against surrenders and withdrawals. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?


     The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." These Contracts might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for this Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments: Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

FEE TABLES AND EXAMPLE
--------------------------------------------------------------------------------

     The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables. If You are in the process of purchasing a Contract, ask Your registered representative which Contract You are purchasing.

CONTRACT OWNER TRANSACTION EXPENSES:(1)



                                                                    VARIABLE        MAXIMUM
                                                                  SOLUTIONS II   SOLUTIONS II
                                                                   (IC-450000)    (IC-451000)
                                                                  ------------   ------------


Surrender Fees(2) (as a percentage of amount surrendered, if
  applicable)                                                           8%             7%





     We guarantee that the aggregate surrender fee charged will never exceed 9% of Your total purchase payments. See "Surrender or Withdrawal Before Commencement of Annuity Period."

     The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


PERIODIC FEES AND EXPENSES




                                                                     VARIABLE        MAXIMUM
                                                                   SOLUTIONS II   SOLUTIONS II
                                                                    (IC-450000)    (IC-451000)
                                                                   ------------   ------------


Annual Contract Fee(3)                                                 $  25          $   0
Separate Account Annual Expenses (as a percentage of average
  Variable Cash Value) Mortality and Expense Risk Fees                  1.25%          0.95%
Total Separate Account Annual Expenses                                  1.25%          0.95%






     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2006. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.



TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(4)




                                                                         LOWEST   HIGHEST
                                                                         ------   -------


(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other
  expenses)                                                                   %         %





(1) Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence. Premium taxes currently range between 0% and 3.5%.



(2) The Surrender Charge declines to zero over time -- after 9 years for the Variable Solutions II Contract and after 7 years for the Maximum Solutions II Contract.




                            SURRENDER CHARGE %
               VARIABLE SOLUTIONS II  MAXIMUM SOLUTIONS II
CONTRACT YEAR        (9 YEARS)              (7 YEARS)
-------------  ---------------------  --------------------


      1                 8.0%                  7.0%
      2                 7.5%                  6.0%
      3                 7.0%                  5.0%
      4                 6.0%                  4.0%
      5                 5.0%                  3.0%
      6                 4.0%                  2.0%
      7                 3.0%                  1.0%
      8                 2.0%                  0.0%
      9                 1.0%
  Thereafter            0.0%




(3) The annual contract fee is waived if the Contract value equals or exceeds $10,000.



(4) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.

     The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Balanced Fund, each of which is a "fund of funds." A "fund of funds" purchases shares of other funds (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

EXAMPLE


     This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.



     The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable surrender charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2006. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:


                        VARIABLE SOLUTIONS II (IC-450000)

     If You surrender or annuitize Your Contract at the end of the applicable time period:



     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------






     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:



     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------






                        MAXIMUM SOLUTIONS II (IC-451000)

     If You surrender or annuitize Your Contract at the end of the applicable time period:



     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------






     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:



     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------







     PLEASE REMEMBER THAT THE EXAMPLE IS SIMPLY AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


     Tables showing the accumulation unit value information for each Subaccount of the Separate Account available under the Contracts are presented in "Appendix A -- Condensed Financial Information."




     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE FIXED ACCOUNT,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS


HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.


THE FIXED ACCOUNT



     The fixed account is part of HMLIC's general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.



     THE FIXED ACCOUNT HAS NOT BEEN REGISTERED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND THE STAFF OF THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THE PROSPECTUS RELATING TO THE FIXED ACCOUNT.


THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (217) 527-2307. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Annuities" link.



             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISOR
             ----                 ---------     ---------------           -------------------------------

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2010 CONSERVATIVE          current                         high total return until its target retirement
  FUND(4)                          income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2010 MODERATE FUND(4)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISOR
             ----                 ---------     ---------------           -------------------------------

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2010 AGGRESSIVE            current                         high total return until its target retirement
  FUND(4)                          income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2015 MODERATE FUND(4)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2025 MODERATE FUND(4)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2035 MODERATE FUND(4)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE      High              Lifecycle       The fund's investment objective is to provide
  TRUST 2045 MODERATE FUND(4)      current                         high total return until its target retirement
                                   income/-                        date. Thereafter, the objective will be to
                                   Capital                         seek high current income and, as a secondary
                                   appreci-                        objective, capital appreciation. The Wilshire
                                   ation                           VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

DAVIS VALUE PORTFOLIO            Long-term        Large value      Invests primarily in equity securities issued
                                   capital                         by companies with market capitalizations of
                                   growth                          at least $10 billion. Davis conducts
                                                                   extensive research to try to identify
                                                                   businesses that possess characteristics Davis
                                                                   believes foster the creation of long-term
                                                                   value. Davis aims to invest in such
                                                                   businesses when they are trading at a
                                                                   discount to their intrinsic worth. The Davis
                                                                   Value Portfolio is a series of the Davis
                                                                   Variable Account Fund and is advised by Davis
                                                                   Selected Advisers, L.P.

T. ROWE PRICE EQUITY INCOME      Long-term        Large value      To invest at least 80% of the fund's net
  PORTFOLIO VIP II                 capital                         asset in common stocks, with 65% in the
                                   appreci-                        common stocks of well-established companies
                                   ation                           paying above-average dividends, with
                                                                   favorable prospects for both increasing
                                                                   dividends and capital appreciation. The T.
                                                                   Rowe Price Equity Income Portfolio VIP II is
                                                                   advised by T. Rowe Price Associates.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISOR
             ----                 ---------     ---------------           -------------------------------

WILSHIRE LARGE COMPANY VALUE     Long-term        Large value      Seeks to provide investment results of a
  PORTFOLIO (INVESTMENT            capital                         portfolio of publicly traded common stocks of
  CLASS)(3)                        growth                          companies in the large company value segment
                                                                   of the Wilshire 5000 Index. The Wilshire
                                                                   Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

DOW JONES WILSHIRE 5000 INDEX    Capital           Large core      Seeks to replicate as closely as possible,
  PORTFOLIO (INVESTOR              growth                          before expenses, the performance of the
  CLASS)(3)                                                        Wilshire 5000 Index. The fund invests
                                                                   primarily in the common stocks of companies
                                                                   included in the Index that are representative
                                                                   of the entire Index. The Wilshire Mutual
                                                                   Funds are advised by Wilshire Associates
                                                                   Incorporated.

FIDELITY VIP GROWTH & INCOME     Current           Large core      Invests primarily in common stocks with a
  PORTFOLIO SC 2                   income/-                        focus on those that pay current dividends and
                                   Capital                         show potential for capital growth. The
                                   growth                          Fidelity VIP Growth and Income Portfolio is a
                                                                   series of the Fidelity VIP Series and is
                                                                   advised by Fidelity Management  & Research
                                                                   Co.

FIDELITY VIP INDEX 500           Long-term         Large core      The fund seeks to provide investment results
  PORTFOLIO SC 2                   capital                         that correspond to the total return
                                   growth                          performance of common stocks publicly traded
                                                                   in the United States. The fund normally
                                                                   invests at least 80% of its assets in common
                                                                   stocks included in the S&P 500. The Fidelity
                                                                   VIP Index 500 Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

JPMORGAN U.S. LARGE CAP CORE     Long-term         Large core      The fund seeks to provide a consistently high
  EQUITY PORTFOLIO(2)              capital                         total return from a broadly diversified
                                   growth                          portfolio of equity securities with risk
                                                                   characteristics similar to the S&P 500 Index.
                                                                   The JPMorgan U.S. Large Cap Core Equity
                                                                   Portfolio is a series of the J.P. Morgan
                                                                   Series Trust II and is advised by J.P. Morgan
                                                                   Investment Management Inc.

WILSHIRE VIT EQUITY              Long-term         Large core      The fund seeks long-term capital growth by
  FUND -- HORACE MANN SHARES       capital                         investing primarily in equity securities.
                                   growth                          This is a moderately aggressive investment.
                                                                   The Wilshire VIT Funds are advised by
                                                                   Wilshire Associates Incorporated.

ALLIANCEBERNSTEIN VIP LARGE      Long-term        Large growth     Invests primarily in equity securities of
  CAP GROWTH PORTFOLIO             capital                         U.S. companies. The Portfolio focuses on a
                                   growth                          relatively small number of intensively
                                                                   research companies. AllianceBernstein selects
                                                                   the Portfolio's investments from a research
                                                                   universe of approximately 500 companies.
                                                                   AllianceBernstein tends to focus on those
                                                                   companies that have strong management,
                                                                   superior industry positions, excellent
                                                                   balance sheets, and superior earnings growth
                                                                   prospects. The AllianceBernstein Large Cap
                                                                   Growth Portfolio is a series of the
                                                                   AllianceBernstein Variable Products Series
                                                                   Fund and is advised by Alliance Capital
                                                                   Management.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISOR
             ----                 ---------     ---------------           -------------------------------

FIDELITY VIP GROWTH PORTFOLIO    Capital          Large growth     The fund invests primarily in various common
  SC 2                             growth                          stocks issued by companies that the advisor
                                                                   believes have above-average growth potential,
                                                                   measured by earnings or revenue. The Fidelity
                                                                   VIP Growth Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

WILSHIRE LARGE COMPANY GROWTH    Long-term        Large growth     Seeks to provide investment results of a
  PORTFOLIO(3)                     capital                         portfolio of publicly traded common stocks of
                                   growth                          companies in the large company growth
                                                                   category of the Wilshire 5000 Index. The
                                                                   Wilshire Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

ALLIANCEBERNSTEIN VARIABLE       Long-term        Medium value     Invests primarily in a diversified portfolio
  PRODUCTS SERIES FUND, INC.       capital                         of equity securities of small-to mid
  SMALL/MID CAP VALUE              growth                          capitalization U.S. companies. For purposes
  PORTFOLIO                                                        of this policy "small to mid capitalization
                                                                   companies" are those that, at the time of
                                                                   investment, fall within the capitalization
                                                                   range between the small company on the
                                                                   Russell 2500 Value Index and the greater of
                                                                   $5 billion or the largest market
                                                                   capitalization of the largest company in the
                                                                   Russell 2500 Value Index. Under normal
                                                                   circumstances, the Portfolio will invest at
                                                                   least 80% of its net assets in these types of
                                                                   securities. The Portfolio's investment
                                                                   policies emphasize investment in companies
                                                                   that are determined by AllianceBernstein to
                                                                   be undervalued, using the fundamental value
                                                                   approach of AllianceBernstein. In selecting
                                                                   securities for the Portfolio's portfolio,
                                                                   AllianceBernstein uses its fundamental
                                                                   research to identify companies whose long-
                                                                   term earnings power is not reflected in the
                                                                   current market price of their securities. The
                                                                   AllianceBernstein Variable Products Series
                                                                   Fund, Inc. Small/Mid Cap Value Portfolio is
                                                                   advised by AllianceBernstein L.P.

ARIEL APPRECIATION               Long-term        Medium value     The investment objective of the Ariel
  FUND(R)(1)(3)                    capital                         Appreciation Fund is long term capital
                                   growth                          appreciation. It seeks this objective through
                                                                   investing primarily in the stocks of
                                                                   companies with market capitalizations between
                                                                   $2.5 billion and $15 billion. The Fund seeks
                                                                   to invest in quality companies in industries
                                                                   where Ariel has expertise and only buys when
                                                                   Ariel determines that these businesses are
                                                                   selling at excellent values. The Ariel
                                                                   Appreciation Fund is advised by Ariel Capital
                                                                   Management, LLC.

DREYFUS INVESTMENT PORTFOLIO:    Long-term        Medium core      Seeks investment returns that are greater
  MID CAP STOCK                    capital                         than the total return performance of publicly
  PORTFOLIO -- SERVICE             growth                          traded common stocks of medium-size domestic
  SHARES(2)                                                        companies in the aggregate, as represented by
                                                                   the Standard & Poor's MidCap 400 Index (S&P
                                                                   400). The Dreyfus Investment Portfolio:
                                                                   MidCap Stock Portfolio is advised by The
                                                                   Dreyfus Corporation.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISOR
             ----                 ---------     ---------------           -------------------------------

FIDELITY VIP MID CAP PORTFOLIO   Long-term        Medium core      Invests at least 80% of total assets in
  SC 2                             capital                         common stocks of domestic companies with
                                   growth                          medium market capitalization. The Fidelity
                                                                   VIP Mid Cap Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

RAINIER SMALL/MID CAP EQUITY     Long-term        Medium core      Invests 80% of its assets in companies with
  PORTFOLIO(3)                     capital                         small and medium capitalizations. The fund
                                   growth                          targets U.S. companies with the prospects of
                                                                   strong earnings growth selling at attractive
                                                                   valuations. The Rainier Small/Mid Cap Equity
                                                                   Portfolio is advised by Rainier Investment
                                                                   Management, Inc.

THE DELAWARE VIP GROWTH          Long-term       Medium growth     The Delaware Growth Opportunities Series
  OPPORTUNITIES                    capital                         invests primarily in securities of medium-
  SERIES -- SERVICE SHARES         growth                          sized companies whose market capitalizations
                                                                   fall within the range represented in the
                                                                   Russell Midcap Growth Index at the time of
                                                                   the Series' investment. The Delaware VIP
                                                                   Trend Series is advised by Delaware
                                                                   Management Company, a series Delaware
                                                                   Management Business Trust, which is an
                                                                   indirectly wholly-owned subsidiary of
                                                                   Delaware Management Holdings, Inc.

LORD ABBETT SERIES FUND GROWTH   Capital         Medium growth     Seeks capital appreciation by investing
  OPPORTUNITIES PORTFOLIO(2)       growth                          primarily in the stocks of mid-sized U.S. and
                                                                   multinational companies from which the fund
                                                                   managers expect above-average earnings
                                                                   growth. The Lord Abbett Series Fund -- Growth
                                                                   Opportunities Portfolio is advised by Lord,
                                                                   Abbett & Co. LLC.

PUTNAM VT VISTA FUND             Capital         Medium growth     Invests primarily in stocks of mid-sized
  (IB SHARES)                      growth                          companies believed to offer above-average
                                                                   growth potential and whose earnings are
                                                                   likely to increase over time. Putnam VT Vista
                                                                   Fund is a series of the Putnam Variable Trust
                                                                   and is advised by Putnam Management.

WELLS FARGO ADVANTAGE VT         Long-term       Medium growth     We invest principally in securities of small-
  DISCOVERY FUND(SM)               capital                         and medium-capitalization companies, which
                                   appreci-                        are defined as those with market
                                   ation                           capitalizations equal to or lower than the
                                                                   company with the largest capitalization in
                                                                   the Russell Midcap(R) Index, at the time of
                                                                   investment. The Wells Fargo Advantage
                                                                   Discovery Fund is advised by Wells Capital
                                                                   Management, Inc.

ARIEL FUND(R)(1)(3)              Long-term        Small value      The investment objective of the Ariel Fund is
                                   capital                         long-term capital appreciation. It seeks this
                                   growth                          objective through investing primarily in the
                                                                   stocks of companies with market
                                                                   capitalizations between $1 billion and $5
                                                                   billion. The Fund seeks to invest in quality
                                                                   companies in industries where Ariel has
                                                                   expertise and only buys when Ariel determines
                                                                   that these businesses are selling at
                                                                   excellent values. The Ariel Fund is advised
                                                                   by Ariel Capital Management, LLC.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISOR
             ----                 ---------     ---------------           -------------------------------

ROYCE CAPITAL FUND SMALL-CAP     Long-term        Small value      Invests in small-cap companies using a
  PORTFOLIO                        capital                         disciplined value approach. The manager
                                   growth                          believes that investors in the Fund should
                                                                   have a long-term investment horizon of at
                                                                   least three-years. The Royce Capital Fund
                                                                   Small-Cap Portfolio is advised by Royce  &
                                                                   Associated, LLC.

WILSHIRE SMALL COMPANY VALUE     Long-term        Small value      Seeks to provide investment results of a
  PORTFOLIO (INVESTMENT            capital                         portfolio with publicly traded common stocks
  CLASS)(3)                        growth                          of companies in the small company value sub-
                                                                   category of the Wilshire 5000 Index. The
                                                                   Wilshire Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

GOLDMAN SACHS VIT STRUCTURED     Long-term         Small core      Portfolios are managed to have similar risk,
  SMALL CAP EQUITY FUND            capital                         capitalization, industry exposure, and style
                                   growth                          characteristics to their benchmark, while
                                                                   seeking to add incremental return through
                                                                   better stock selection. CORE(SM) is a service
                                                                   mark of Goldman, Sachs & Co. The Goldman
                                                                   Sachs VIT CORE Small Cap Equity Fund is a
                                                                   series of the Goldman Sachs Variable
                                                                   Insurance Trust and is advised by Goldman
                                                                   Sachs Asset Management, L.P.

NEUBERGER BERMAN GENESIS         Capital           Small core      Invests mainly in common stocks of small-
  FUND -- ADVISOR CLASS(3)         growth                          capitalization companies. The managers look
                                                                   for undervalued companies whose current
                                                                   product lines and balance sheets are strong.
                                                                   Neuberger Berman Genesis Fund -- Advisor
                                                                   Class is advised by Neuberger Berman
                                                                   Management Inc. and subadvised by Neuberger
                                                                   Berman, LLC.

ALLIANCEBERNSTEIN VARIABLE       Long-term        Small growth     The portfolio generally invests in a widely
  PRODUCTS SERIES FUND, INC.       capital                         diversified portfolio of equity securities
  SMALL CAP GROWTH PORTFOLIO       growth                          spread among many industries that offer the
                                                                   possibility of above-average earnings growth.
                                                                   Under normal circumstances, the Portfolio
                                                                   invests at least 80% of its net assets in
                                                                   equity securities of smaller companies. For
                                                                   these purposes "smaller companies" are those
                                                                   that, at the time of investment, fall within
                                                                   the lowest 2-% of the total U.S. equity
                                                                   market capitalization. Normally, the
                                                                   Portfolio invests in about 100-125 companies.
                                                                   The AllianceBernstein VPS Small Cap Growth
                                                                   Portfolio is advised by AllianceBernstein
                                                                   L.P.

DELAWARE VIP TREND               Long-term        Small growth     Invests primarily in stocks of small growth-
  SERIES -- SERVICE CLASS          capital                         oriented or emerging companies that, in the
                                   growth                          management team's view, are responsive to
                                                                   changes within the marketplace and have the
                                                                   fundamental characteristics to support
                                                                   continued growth. The Delaware VIP Trend
                                                                   Series is advised by Delaware Management
                                                                   Company, a series Delaware Management
                                                                   Business Trust, which is an indirectly
                                                                   wholly-owned subsidiary of Delaware
                                                                   Management Holdings, Inc.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISOR
             ----                 ---------     ---------------           -------------------------------

WILSHIRE SMALL COMPANY GROWTH    Long-term        Small growth     Invests substantially all assets in equities
  PORTFOLIO (INVESTMENT            capital                         of small-cap, growth companies. The fund
  CLASS)(2)(3)                     growth                          purchases stocks from the growth portion of
                                                                   the small-cap universe of the Wilshire Index.
                                                                   The Wilshire Mutual Funds are advised by
                                                                   Wilshire Associates Incorporated.

WILSHIRE VIT SMALL CAP GROWTH    Long-term        Small growth     Invests in small cap equity securities (less
  FUND -- HORACE MANN SHARES       capital                         than $2.5 billion at the time of investment)
                                   growth                          considered to have earnings growth potential.
                                                                   The Wilshire VIT Funds are advised by
                                                                   Wilshire Associates Incorporated.

FIDELITY VIP OVERSEAS            Long-term       International     Invests at least 80% of total assets in
  PORTFOLIO SC 2                   capital                         foreign securities. The fund normally invests
                                   growth                          primarily in common stocks. The Fidelity VIP
                                                                   Overseas Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management  & Research Co.

WILSHIRE VIT INTERNATIONAL       Long-term       International     Seeks long-term capital growth primarily
  EQUITY FUND -- HORACE MANN       capital                         through diversified holding of marketable
  SHARES                           growth                          foreign equity investments. Invests in the
                                                                   stock of large, well-managed, non-U.S.
                                                                   companies. The Wilshire VIT Funds are advised
                                                                   by Wilshire Associates Incorporated.

WILSHIRE VIT SOCIALLY            Long-term         Specialty       Fund pursues its objective through a
  RESPONSIBLE FUND -- HORACE       capital                         diversified portfolio composed primarily of
  MANN SHARES                      growth                          marketable equity securities that the
                                                                   subadviser determines are socially
                                                                   responsible. The Wilshire VIT Funds are
                                                                   advised by Wilshire Associates Incorporated.

COHEN & STEERS VIF REALTY        Current          Real estate      The Fund typically invests at least 80% of
  FUND, INC.                       income/-                        its total assets in real estate securities
                                   Capital                         such as real estate investment trusts
                                   appreci-                        (REITs). The Cohen  & Steers VIF Realty Fund
                                   ation                           is advised by Cohen & Steers Capital
                                                                   Management, Inc.

FIDELITY VIP HIGH INCOME         High                 Bond         Invests in income-producing debt securities,
  PORTFOLIO SC 2                   current                         preferred stocks and convertible securities,
                                   income/-                        with an emphasis on low-quality debt
                                   Capital                         securities. The Fidelity VIP High Income
                                   growth                          Portfolio is a series of the Fidelity VIP
                                                                   Series and is advised by Fidelity Management
                                                                   & Research Co.

FIDELITY VIP INVESTMENT GRADE    Current              Bond         Invests in U.S. dollar-denominated
  BOND PORTFOLIO SC 2              income                          investment-grade bonds. The fund invests
                                                                   across different market sectors and
                                                                   maturities. The Fidelity VIP Investment Grade
                                                                   Bond Portfolio is a series of the Fidelity
                                                                   VIP Series and is advised by Fidelity
                                                                   Management  & Research Co.

WILSHIRE VIT INCOME              Current              Bond         Seeks to achieve a long-term total rate of
  FUND -- HORACE MANN SHARES       income                          return in excess of U.S. bond market over a
                                                                   full-market cycle. The Wilshire VIT Funds are
                                                                   advised by Wilshire Associates Incorporated.

             NAME                 OBJECTIVE     INVESTMENT TYPE           INVESTMENT STRATEGY AND ADVISOR
             ----                 ---------     ---------------           -------------------------------

WILSHIRE VIT SHORT-TERM          Current              Bond         Seeks to realize maximum current income to
  INVESTMENT FUND -- HORACE        income/-                        the extent consistent with liquidity.
  MANN SHARES                      Preserv-                        Preservation of principal is a secondary
                                   ation of                        objective. The Wilshire VIT Funds are advised
                                   capital                         by Wilshire Associates Incorporated

WILSHIRE VIT BALANCED            Capital            Balanced       Seeks to realize a high, long-term total rate
  FUND -- HORACE MANN              growth/-                        of return consistent with prudent investment
  SHARES(4)                        Current                         risks. The Wilshire VIT Funds are advised by
                                   income                          Wilshire Associates Incorporated.

T. ROWE PRICE PRIME RESERVE      Current          Money Market     The fund invests in high-quality, short-term
  PORTFOLIO                        income/-                        securities with maturities of 13 months or
                                   Preserv-                        less. The T. Rowe Price Prime Reserve
                                   ation of                        Portfolio is advised by T. Rowe Price
                                   capital                         Associates.




(1) These Subaccounts are not available as investment options in a 457(b) Contract.



(2) On or after May 1, 2006 Contract Owners generally may not begin or increase premium payments or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.


          JPMorgan U.S. Large Cap Core Equity Portfolio
          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares
          Lord Abbett Series Fund Growth Opportunities Portfolio
          Wilshire Small Company Growth Portfolio (Investment Class)


(3) These Subaccounts are not available as investment options in Non-Qualified Contracts.



(4) Each of these Underlying funds is considered a "fund of funds." This means that the Underlying Fund purchase shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.



     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.


     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.


     SELECTION OF UNDERLYING FUNDS -- We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see "Payments We Receive.") We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the Plan Sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.



     PAYMENTS WE RECEIVE -- As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We receive generally is based on a percentage of assets of the Underlying Fund attributable to the Group Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%. These payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Certificates, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying funds. We and Our affiliates may profit from these payments.

     ADDITION, DELETION, OR SUBSTITUTION OF UNDERLYING FUNDS -- We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission ("SEC") and any state governmental agency, to the extent required by the Investment Company Act of 1940 ("1940 Act") or other applicable law.

     We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.


     VOTING RIGHTS -- We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.



     Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.



     We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

THE CONTRACTS

CONTRACT OWNERS' RIGHTS


     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity Products and Qualified Plans are subject to certain tax restrictions. See "Tax Consequences."


     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.


     In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE IRA or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) Contract the employer purchases the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.


     Applications are to be sent to HMLIC's Home Office. If Your application is complete and has been received at Our Home Office, We will issue Your Contract. Any initial premium received with a complete application will be credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

     Although We do not anticipate delays in Our receipt and processing of applications or premium payment requests, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

CANCELING THE CONTRACT


     Subject to state insurance laws, You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this "free look period." HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or
(2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.


PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Net Premium Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of Your product.

     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contribution Limitations and General Requirements Applicable to Qualified Contracts."


     ALLOCATION OF NET PREMIUM PAYMENTS -- All or part of the Net Premium payments made may be allocated to one or more available Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.


     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.


     Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit value determined at the close of that Valuation Date. If We receive Your Net Premium at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.




     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     - minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the annuity date as follows:

     - No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
     - Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.


     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free) or by accessing HMLIC's website at www.horacemann.com and looking in the "Account Access" section.


     CAUTION: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or Our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC's Home Office unless a future date is requested. See "Other Information -- Forms Availability."


     On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:


     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)



     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available prior to the Annuity Date.



     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Account Access" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:


     JPMorgan U.S. Large Cap Core Equity Portfolio Dreyfus Investment Portfolio:
       Mid Cap Stock Portfolio -- Service Shares
     Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)




     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance Your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.


     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Account Access" section.


     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts:


     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)





     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Account Access" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."


     On and after May 1, 2006, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:

     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio

     Wilshire Small Company Growth Portfolio (Investment Class)




     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.


     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect ) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.



     Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.





     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.


     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will only be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. Telefacsimile
(FAX) transmissions of the request will not be accepted if the proceeds are not sent to the Contract Owner. See "Tax Consequences" and "Other
Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.


     Surrenders and partial withdrawals from any Subaccount and the fixed account are subject to the Surrender Charges shown in the "Individual Product Information" section.



     Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.


     The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a surrender charge of $3,000 x 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 x 4% = $125 with the balance of $3,000 paid to You.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).


     If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.


     If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer's 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, You may resume making contributions.

     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

     If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

     If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice May Be Provided By Writing To HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-
1030 (toll free).

DEDUCTIONS AND EXPENSES


     We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.


SERVICES AND BENEFITS WE PROVIDE:

     -  the death benefit, and cash benefits under the Contracts
     -  investment options, including Net Premium allocations
     -  administration of elective options
     -  the distribution of reports to Contract Owners
     -  Annuity Payment options

COSTS AND EXPENSES WE INCUR:

     - costs associated with processing applications and with issuing and administering the Contracts
     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
     - other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees

RISKS WE ASSUME:

     - that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

     ANNUAL MAINTENANCE FEE -- Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. Maximum Solutions II does not have an annual maintenance fee.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. See the "Individual Product Information" section for the maintenance charge on Your Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk on Variable Solutions II may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee for mortality and expense risk on Maximum Solutions II may not exceed the annual rate of 0.95% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.50% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 0.95% ceiling) in the future. The fee is computed on a daily basis.


     SURRENDER CHARGES -- If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.


     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. See the "Individual Product Information" section for the Surrender Charge on Your Contract.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant's statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. See the "Individual Product Information" section for the Death Benefit on Your Contract.

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity
Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC's Home Office. Your Net Premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."


     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.


ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR LIFE ONLY, 10, 15, OR 20
YEAR -- Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Annuity payments for this annuity option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

     Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all guaranteed annuity payments have been made, the remaining guaranteed annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

     After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

     PAYMENTS FOR A SPECIFIED PERIOD -- Annuity payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the surrender charge period. This option is available on a fixed payment basis only.

     Annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

     If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all annuity payments have been made, the remaining annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

     After the Annuity Date, the Contract Owner may change this annuity option, withdraw a portion of the Annuitized Value or surrender this option. Any change or withdrawal the Contract Owner makes may affect annuity payments and may have tax consequences. Surrender charges may apply. If the Contract Owner surrenders this option, annuity payments will cease and the contract will terminate. Thereafter, HMLIC will be free of any liability for this terminated contract.

     JOINT AND SURVIVOR ANNUITY -- Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

     The available survivor options are to pay during the lifetime of the survivor: (1) 50 percent; (2) two-thirds; or (3) 100 percent of the annuity payments paid (or the number of Annuity Units) while both Annuitants were living.

     Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, annuity payments cease.

     If the Contract Owner dies while at least one Annuitant is living, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

     The Annuitized Value applied to purchase variable annuity payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for annuity payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a variable annuity option will be the same amount as the initial monthly annuity payment purchased per $1,000 applied to the corresponding fixed annuity option.

OTHER INCOME OPTIONS

     If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

     a. receive the proceeds in a lump sum less any applicable Surrender Charges, or


     b. leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distributions," or


     c.  elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS


     In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.



     Annuitized Value may be more or less than the amount of Net Premium payments allocated to the Contract.


     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change as a result of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

ASSUMED INTEREST RATE

     The assumed interest rate for the Contracts is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

ANNUITY UNIT VALUE

     The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     - The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

INDIVIDUAL PRODUCT INFORMATION


VARIABLE SOLUTIONS II -- INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY ( THIS PRODUCT IS NO LONGER AVAILABLE FOR SALE) (IC-450000)




MINIMUM CONTRIBUTION      $25 per month

ANNUAL MAINTENANCE FEE    $25 per year. This fee will not be charged if the Total
                          Accumulation Value equals or exceeds $10,000.

M & E FEE                 1.25%

DEATH BENEFIT             The beneficiary will receive the greater of:
                          1.  the Total Accumulation Value; or
                          2.  the Net Premium paid, less the Net Premium
                              attributable to any withdrawals and any outstanding
                              loan balance.




                      Surrender Charges
                    During Contract Year               Surrender Charge %
                    --------------------               ------------------


                              1                               8.0%
                              2                               7.5%
                              3                               7.0%
                              4                               6.0%
                              5                               5.0%
                              6                               4.0%
                              7                               3.0%
                              8                               2.0%
                              9                               1.0%
                         Thereafter                           0.0%



MAXIMUM SOLUTIONS II -- INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY (THIS PRODUCT IS ONLY AVAILABLE FOR SALE TO QUALIFIED PLANS). (IC-451000)




MINIMUM CONTRIBUTION      $50,000

ANNUAL MAINTENANCE FEE    None

M & E FEE                 0.95%

DEATH BENEFIT             If the Contract Owner dies prior to the attainment of age
                          70, the beneficiary will receive the greater of:
                          1.  the Total Accumulation Value; or
                          2.  the Net Premium paid, less the Net Premium
                              attributable to any withdrawals and any outstanding
                              loan balance, accumulated at 3 percent annually.

                          If the Contract Owner dies after the attainment of age 70, the beneficiary will receive the greater of:
                          1.  the Total Accumulation Value; or
                          2.  the Net Premium paid, less the Net Premium
                              attributable to any withdrawals and any outstanding
                              loan balance.




                      Surrender Charges
                    During Contract Year               Surrender Charge %
                    --------------------               ------------------


                              1                               7.0%
                              2                               6.0%
                              3                               5.0%
                              4                               4.0%
                              5                               3.0%
                              6                               2.0%
                              7                               1.0%
                         Thereafter                           0.0%

TAX CONSEQUENCES



     The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences. In addition, a Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a Qualified Plan should understand that purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.



SEPARATE ACCOUNT



     The operations of the Separate Account form part of the operations of HMLIC; however, the Internal Revenue Code (IRC) provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC
Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.



OWNER CONTROL



     In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.



GENERAL REQUIREMENTS



     Net Purchase Payments and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC.



     WITHDRAWALS -- When a withdrawal from a Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Total Accumulation Value immediately before the distribution over the Contract Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender, the amount received generally will be taxable only to the extent it exceeds the Contract Owner's investment in the Contract.



     PREMATURE DISTRIBUTION TAX -- In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:



     - made on or after the taxpayer reaches age 59 1/2 made on or after the death of a Contract Owner;


     -  attributable to the taxpayer becoming disabled; or


     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.



     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.



ANNUITY PAYMENTS



     Although tax consequences may vary depending on the payout option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow You to recover Your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.



     NON-NATURAL PERSON -- If a non-natural person (e.g., a corporation or a trust) owns a Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.



REQUIRED DISTRIBUTIONS



     Under IRC Section 72(s), a Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner's interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically,
Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a Contract Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.


     The Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



TAXATION OF DEATH BENEFIT PROCEEDS



     Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT



     A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.



WITHHOLDING



     Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS



     All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner's income when a taxable distribution occurs.



FEDERAL ESTATE TAXES



     While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX



     Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.



ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



     The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser's country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



FOREIGN TAX CREDITS



     We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.



TAXATION OF QUALIFIED PLANS



     Qualified Plans have additional tax consequences. The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan. Purchasing an annuity Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.



CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED PLANS



     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC.



     SECTION 403(B) TAX-DEFERRED ANNUITY -- Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of

$15,500 in 2007 or 100% of income. Additional catch-up amounts, $5,000 in 2007, may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security) tax. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age
59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan or transfer to another
Section 403(b) annuity Contract. Section 403(b) annuities are subject to the required minimum distribution rules.


     SECTION 408 TRADITIONAL IRA -- Annual contributions (other than rollover contributions) to a traditional IRA are limited to $4,000 in 2007 for both an individual and the spouse. Additional catch-up contributions, $1,000 in 2007, may be made if the Contract Owner is age 50 or older. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2007, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income ("AGI") is between $52,000 and $62,000 for single filers and between $83,000 and $103,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $156,000 and $166,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.



     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,500 in 2007. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2007. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.



     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,500 for 2007 (indexed for inflation after 2007). As with traditional IRAs, additional contributions are allowed for individual's age 50 and older, $2,500 for 2007. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for traditional IRAs.



     ROTH IRAS -- Annual contributions to a Roth IRA are limited to $4,000 for 2007 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2007. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $99,000 and $114,000 for single taxpayers and those taxpayers filing Head of Household, between $156,000 and $166,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.



     SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,500 for 2007 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2007. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2007. A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship.
Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.


     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.



     ROLLOVERS/TRANSFERS -- A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. A trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one retirement plan to a similar retirement plan and does not involve a distribution. Distributions that are properly rolled over and transfers are not includable in income until they are ultimately paid out of the Contract. For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of applicable IRS guidance are met.



     Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.



     Amounts under a Section 403(b) tax-deferred annuity can be rolled over or transferred to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a
Section 403(b) plan, or a Section 457 plan (provided it agrees to separate accounting).



     Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.



TAXATION OF CONTRACT BENEFITS



     Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.



     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.



     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution.



TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT



     A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The selection of certain maturity dates or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.



     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA's and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or elective deferrals and 8) in limited circumstances to a reservist called to active duty between September 11, 2001 , and December 31, 2007. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.


     REQUIRED MINIMUM DISTRIBUTION EXCISE TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.



     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.



     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans,
Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.



     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.



     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under mandatory distributions.



     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an 'inherited IRA'.



     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.



     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%.



     POSSIBLE TAX LAW CHANGES -- Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.



     We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.




OTHER INFORMATION


     DISTRIBUTION OF THE CONTRACT -- The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.

     ASSOCIATION ENDORSEMENTS AND RELATIONSHIPS -- HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:


     - Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;


     - Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;


     - Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and


     - Allowing HMLIC or an affiliate to conduct workshops for association members.




     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC's ability to meet its obligations under the Contracts.


     REGISTRATION STATEMENT -- A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.


     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, AnnuityCustomer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and Your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:


TOPIC                                     PAGE
-----                                     ----


General Information and History             1
Tax Status of the Contracts                 1
Underwriter                                 2
Independent Registered Public
  Accounting Firm                           2
Financial Statements                        2





     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 527-2307 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).


     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:


---- Statement of Additional Information dated May 1, 2007 for the Separate Account


Please mail the above document to:

--------------------------------------------------------------------------------
(Name)

--------------------------------------------------------------------------------
(Address)

--------------------------------------------------------------------------------
(City/State/Zip)

APPENDIX A; CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


     The following schedules include accumulation unit values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. Check the "Individual Product Information" section for the "M&E Fee" that applies to Your Contract, and then refer to the appropriate table below.



     The Separate Account was established in 1965. The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Balanced Fund, each of which is a "fund of funds." A "fund of funds" purchases shares of other funds (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.



1.25 M & E




                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


ALLIANCEBERNSTEIN PORTFOLIO
  PORTFOLIO                        12/31/2006         $ 26.20             $  25.71            1,022,282
                                   12/31/2005           23.10                26.20              886,468
                                   12/31/2004           21.58                23.10              778,032
                                   12/31/2003           17.71                21.58              647,349
                                   12/31/2002           25.94                17.71              499,185
                                   12/31/2001           31.81                25.94              344,424
                                   12/31/2000           40.86              * 31.81              127,242

ALLIANCEBERNSTEIN VPS FUND, INC.
  SMALL/MID CAP VALUE PORTFOLIO    12/31/2006         $ 18.44             $ *19.24               14,224

ALLIANCEBERNSTEIN VPS FUND, INC
  SMALL CAP GROWTH PORTFOLIO       12/31/2006         $ 14.00             $ *13.26                5,079

ARIEL FUND(R)(1)(3))               12/31/2006         $ 54.19             $  59.06              564,283
                                   12/31/2005           54.37                54.19              533,763
                                   12/31/2004           45.13                54.37              449,239
                                   12/31/2003           35.69                45.13              346,642
                                   12/31/2002           38.11                35.69              236,427
                                   12/31/2001           34.63               *38.11               61,005

ARIEL APPRECIATION FUND(R)(1))(3)  12/31/2006         $ 48.77             $  53.45              939,718
                                   12/31/2005           47.99                48.77              894,108
                                   12/31/2004           42.96                47.99              744,074
                                   12/31/2003           33.20                42.96              565,684
                                   12/31/2002           37.51                33.20              380,634
                                   12/31/2001           34.01               *37.51              105,004

COHEN AND STEERS VIF REALTY FUND   12/31/2006         $ 12.89             $ *15.84              100,793

DAVIS VALUE PORTFOLIO              12/31/2006         $ 12.45             $  14.15              757,258
                                   12/31/2005           11.52                12.45              658,602
                                   12/31/2004           10.39                11.52              569,355
                                   12/31/2003            8.10                10.39              455,070
                                   12/31/2002            9.80                 8.10              364,544
                                   12/31/2001           11.08                 9.80              321,139
                                   12/31/2000           11.55               *11.08              132,825

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


DELAWARE VIP GROWTH OPPORTUNITIES
  SERVICE CLASS                    12/31/2006         $ 17.24             $  18.06               54,586
                                   12/31/2005         $ 15.70             $  17.24               29,062
                                   12/31/2004           14.31               *15.70               11,013

DELAWARE VIP TREND                 12/31/2006         $ 31.56             $  33.45               13,832

SERIES SERVICE CLASS               12/31/2005         $ 30.25             $  31.56                8,908
                                   12/31/2004           28.68               *30.25                1,560

DREYFUS MIDCAP STOCK SERVICE
  SHARES(2)                        12/31/2006         $ 19.25             $  20.48               40,432
                                   12/31/2005           17.90                19.25               30,905
                                   12/31/2004           16.01               *17.90                8,834

FIDELITY VIP GROWTH PORTFOLIO      12/31/2006         $ 33.72             $  35.50            1,080,962
                                   12/31/2005           32.37                33.72            1,031,956
                                   12/31/2004           31.78                32.37              924,998
                                   12/31/2003           24.28                31.78              735,345
                                   12/31/2002           35.27                24.28              568,965
                                   12/31/2001           43.48                35.27              390,031
                                   12/31/2000           53.19               *43.48              161,281

FIDELITY VIP GROWTH & INCOME
  PORTFOLIO                        12/31/2006         $ 15.12             $  16.85              973,169
                                   12/31/2005           14.25                15.12              821,349
                                   12/31/2004           13.68                14.25              683,112
                                   12/31/2003           11.22                13.68              484,327
                                   12/31/2002           13.66                11.22              323,437
                                   12/31/2001           15.20                13.66              211,580
                                   12/31/2000           16.04               *15.20               54,943

FIDELITY VIP HIGH INCOME
  PORTFOLIO                        12/31/2006         $  9.87             $  10.82              422,299
                                   12/31/2005            9.77                 9.87              321,144
                                   12/31/2004            9.04                 9.77              218,819
                                   12/31/2003            7.23                 9.04              156,838
                                   12/31/2002            7.08                 7.23               83,910
                                   12/31/2001            8.15                 7.08               52,829
                                   12/31/2000            9.92                *8.15               31,556

FIDELITY VIP INDEX 500 PORTFOLIO   12/31/2006         $140.61             $ 160.32              351,103
                                   12/31/2005          136.18               140.61              313,854
                                   12/31/2004          124.96               136.18              262,595
                                   12/31/2003           98.76               124.96              201,115
                                   12/31/2002          128.98                98.76              143,919
                                   12/31/2001          148.95               128.98               89,888
                                   12/31/2000          169.89              *148.95               34,085

FIDELITY VIP INVESTMENT GRADE
  BOND PORTFOLIO                   12/31/2006         $ 15.62             $  16.07            1,100,484
                                   12/31/2005           15.52                15.62            1,007,448
                                   12/31/2004           15.09                15.52              857,504
                                   12/31/2003           14.56                15.09              765,200
                                   12/31/2002           13.39                14.56              578,933
                                   12/31/2001           12.54                13.39              240,969
                                   12/31/2000           12.03               *12.54               21,897

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


FIDELITY VIP MID CAP PORTFOLIO     12/31/2006         $ 33.61             $  37.31            1,168,356
                                   12/31/2005           28.84                33.61            1,057,318
                                   12/31/2004           23.42                28.84              909,123
                                   12/31/2003           17.15                23.42              765,087
                                   12/31/2002           19.30                17.15              644,149
                                   12/31/2001           20.25                19.30              529,851
                                   12/31/2000           20.04               *20.25              233,156

FIDELITY VIP OVERSEAS PORTFOLIO    12/31/2006         $ 22.58             $  26.27              979,081
                                   12/31/2005           19.25                22.58              774,482
                                   12/31/2004           17.20                19.25              604,561
                                   12/31/2003           12.17                17.20              407,324
                                   12/31/2002           15.50                12.17              293,133
                                   12/31/2001           19.91                15.50              200,060
                                   12/31/2000           23.33               *19.91               71,864

GOLDMAN SACHS VIT STRUCTURED
  SMALL CAP EQUITY FUND            12/31/2006         $ 15.72             $  17.43               88,542
                                   12/31/2005           15.00                15.72               57,784
                                   12/31/2004           13.12               *15.00               16,830

J.P. MORGAN U.S. LARGE CAP CORE
  EQUITY PORTFOLIO(2)              12/31/2006         $ 13.22             $  15.22            1,298,428
                                   12/31/2005           13.21                13.22            1,238,265
                                   12/31/2004           12.21                13.21            1,071,858
                                   12/31/2003            9.65                12.21              859,650
                                   12/31/2002           12.97                 9.65              644,912
                                   12/31/2001           14.90                12.97              410,417
                                   12/31/2000           17.20               *14.90              125,348

LORD ABBETT SERIES FUND GROWTH
  OPPORTUNITIES(2)                 12/31/2006         $ 13.65             $  14.54               96,515
                                   12/31/2005           13.21                13.65               73,028
                                   12/31/2004           12.08               *13.21               21,837

NEUBERGER BERMAN GENESIS FUND(3)   12/31/2006         $ 31.80             $  33.60              824,657
                                   12/31/2005           27.76                31.80              738,382
                                   12/31/2004           23.74                27.76              592,938
                                   12/31/2003           18.30                23.74              472,551
                                   12/31/2002           19.14                18.30              369,727
                                   12/31/2001           17.35                19.14              204,094
                                   12/31/2000           15.88               *17.35               15,000

PUTNAM VT VISTA FUND               12/31/2006         $ 14.99             $  15.61              427,913
                                   12/31/2005           13.53                14.99              437,342
                                   12/31/2004           11.55                13.53              417,950
                                   12/31/2003            8.78                11.55              405,260
                                   12/31/2002           12.82                 8.78              354,292
                                   12/31/2001           19.52                12.82              312,576
                                   12/31/2000           24.81               *19.52              149,430

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


RAINIER SMALL/MID CAP EQUITY
  PORTFOLIO(3)                     12/31/2006         $ 40.54             $  45.92              389,183
                                   12/31/2005           34.93                40.54              339,335
                                   12/31/2004           30.13                34.93              278,917
                                   12/31/2003           20.86                30.13              230,482
                                   12/31/2002           26.41                20.86              182,294
                                   12/31/2001           27.84                26.41              129,167
                                   12/31/2000           30.31               *27.84               52,763

ROYCE CAPITAL FUND SMALL CAP
  PORTFOLIO                        12/31/2006         $ 10.09             $  11.52              371,543
                                   12/31/2005            9.41                10.09              244,500
                                   12/31/2004            8.17                *9.41               85,206

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO VIP II                 12/31/2006         $ 23.12             $ *25.44               19,054

T. ROWE PRICE PRIME RESERVE
  PORTFOLIO                        12/31/2006         $  1.00             $  *1.02              776,113

WELLS FARGO ADVANTAGE DISCOVERY
  FUND (FORMERLY STRONG MID
  CAP)(SM)                         12/31/2006         $ 14.21             $  16.10              566,905
                                   12/31/2005           16.94               *14.21              571,068
                                   12/31/2004           14.39                16.94              455,021
                                   12/31/2003           10.86                14.39              424,282
                                   12/31/2002           17.61                10.86              351,842
                                   12/31/2001           25.76                17.61              264,967
                                   12/31/2000           36.15               *25.76              130,119

DOW JONES WILSHIRE 5000 INDEX
  PORTFOLIO INVESTMENT(3)          12/31/2006         $ 10.34             $  11.79            1,035,532
                                   12/31/2005            9.92                10.34              886,643
                                   12/31/2004            9.03                 9.92              687,189
                                   12/31/2003            7.06                 9.03              472,140
                                   12/31/2002            9.07                 7.06              317,084
                                   12/31/2001           10.38                 9.07              184,599
                                   12/31/2000           12.16               *10.38               36,476

WILSHIRE LARGE CO. GROWTH
  PORTFOLIO INVESTMENT(3)          12/31/2006         $ 32.86             $  34.06              420,405
                                   12/31/2005           30.67                32.86              360,477
                                   12/31/2004           29.11                30.67              284,345
                                   12/31/2003           23.31                29.11              204,673
                                   12/31/2002           30.17                23.31              142,169
                                   12/31/2001           36.63                30.17               84,544
                                   12/31/2000           45.85               *36.63               15,529

WILSHIRE LARGE CO. VALUE
  PORTFOLIO INVESTMENT(3)          12/31/2006         $ 25.99             $  30.42              925,411
                                   12/31/2005           24.09                25.99              834,983
                                   12/31/2004           21.60                24.09              686,425
                                   12/31/2003           17.02                21.60              576,488
                                   12/31/2002           20.82                17.02              443,150
                                   12/31/2001           21.34                20.82              253,308
                                   12/31/2000           20.06               *21.34               23,157

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


WILSHIRE SMALL CO. GROWTH
  PORTFOLIO INVESTMENT(2)(3)       12/31/2006         $ 20.67             $  22.69              140,208
                                   12/31/2005           20.20                20.67              143,219
                                   12/31/2004           17.47                20.20              112,451
                                   12/31/2003           12.91                17.47               84,432
                                   12/31/2002           15.19                12.91               58,508
                                   12/31/2001           15.87                15.19               25,816
                                   12/31/2000           17.80               *15.87                7,467

WILSHIRE SMALL CO. VALUE
  PORTFOLIO INVESTMENT(3)          12/31/2006         $ 24.54             $  29.00              145,709
                                   12/31/2005           23.32                24.54              142,596
                                   12/31/2004           19.44                23.32              129,769
                                   12/31/2003           14.43                19.44              114,100
                                   12/31/2002           15.88                14.43              111,169
                                   12/31/2001           13.72                15.88               77,121
                                   12/31/2000           12.34               *13.72                5,681

WILSHIRE VIT 2010 AGGRESSIVE FUND  12/31/2006         $  9.97             $ *10.45               13,750

WILSHIRE VIT 2010 CONSERVATIVE
  FUND                             12/31/2006         $  9.99             $ *10.38               31,465

WILSHIRE VIT 2010 MODERATE FUND    12/31/2006         $  9.98             $ *10.39               25,772

WILSHIRE VIT 2015 MODERATE FUND    12/31/2006         $  9.98             $ *10.46              179,111

WILSHIRE VIT 2025 MODERATE FUND    12/31/2006         $  9.97             $ *10.52              101,522

WILSHIRE VIT 2035 MODERATE FUND    12/31/2006         $  9.96             $ *10.49               27,795

WILSHIRE VIT 2045 MODERATE FUND    12/31/2006         $  9.96             $ *10.51               21,200

WILSHIRE VIT BALANCED FUND HM
  SHARES                           12/31/2006         $ 20.46             $  22.55           11,010,275
                                   12/31/2005           19.87                20.46           12,018,094
                                   12/31/2004           18.59                19.87           13,033,346
                                   12/31/2003           15.74                18.59           13,967,082
                                   12/31/2002           17.38                15.74           14,684,684
                                   12/31/2001           17.42                17.38           16,148,759
                                   12/31/2000           17.27                17.42           17,434,293
                                   12/31/1999           18.90                17.27           22,591,194
                                   12/31/1998           19.82                18.90           21,781,222
                                   12/31/1997           18.94                19.82           18,709,483
                                   12/31/1996           18.00                18.94           15,151,785

WILSHIRE VIT EQUITY FUND HM
  SHARES                           12/31/2006         $ 22.45             $  25.93           10,978,177
                                   12/31/2005           21.47                22.45           12,143,394
                                   12/31/2004           19.74                21.47           13,354,870
                                   12/31/2003           15.67                19.74           14,334,218
                                   12/31/2002           19.69                15.67           15,070,307
                                   12/31/2001           20.82                19.69           16,474,940
                                   12/31/2000           21.92                20.82           17,693,804
                                   12/31/1999           24.34                21.92           22,490,546
                                   12/31/1998           25.66                24.34           22,401,337
                                   12/31/1997           23.76                25.66           18,317,985
                                   12/31/1996           21.66                23.76           13,503,527

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


WILSHIRE VIT INCOME FUND HM
  SHARES                           12/31/2006         $ 17.03             $  17.49            1,245,617
                                   12/31/2005           16.91                17.03            1,260,463
                                   12/31/2004           16.32                16.91            1,201,525
                                   12/31/2003           15.39                16.32            1,128,161
                                   12/31/2002           14.27                15.39            1,105,681
                                   12/31/2001           13.27                14.27              896,686
                                   12/31/2000           12.24                13.27              806,285
                                   12/31/1999           13.24                12.24            1,032,770
                                   12/31/1998           13.00                13.24            1,006,166
                                   12/31/1997           12.69                13.00              718,041
                                   12/31/1996           13.03                12.69              817,803

WILSHIRE VIT INTERNATIONAL EQUITY
  FUND HM SHARES                   12/31/2006         $ 12.69             $  15.51            2,897,834
                                   12/31/2005           11.67                12.69            2,985,537
                                   12/31/2004           10.68                11.67            3,034,963
                                   12/31/2003            8.16                10.68            3,018,220
                                   12/31/2002           10.46                 8.16            2,911,478
                                   12/31/2001           14.39                10.46            2,877,968
                                   12/31/2000           17.52                14.39            2,621,364
                                   12/31/1999           12.13                17.52            1,298,573
                                   12/31/1998           10.27                12.13              758,622
                                   12/31/1997           10.00               *10.27              451,401

WILSHIRE VIT SHORT-TERM
  INVESTMENT FUND HM SHARES        12/31/2006         $ 10.98             $  11.41              239,483
                                   12/31/2005           10.84                10.98              233,981
                                   12/31/2004           10.85                10.84              248,645
                                   12/31/2003           10.87                10.85              400,991
                                   12/31/2002           10.82                10.87              351,839
                                   12/31/2001           10.42                10.82              209,583
                                   12/31/2000            9.89                10.42              174,299
                                   12/31/1999            9.98                 9.89              143,624
                                   12/31/1998            9.99                 9.98              125,460
                                   12/31/1997           10.03                 9.99              114,103
                                   12/31/1996           10.00                10.03              112,004

WILSHIRE VIT SMALL CAP GROWTH
  FUND HM SHARES                   12/31/2006         $ 12.17             $  13.38            3,585,367
                                   12/31/2005           11.88                12.17            3,884,610
                                   12/31/2004           11.52                11.88            4,241,664
                                   12/31/2003            7.33                11.52            4,454,821
                                   12/31/2002           12.16                 7.33            4,309,422
                                   12/31/2001           17.54                12.16            4,343,366
                                   12/31/2000           19.76                17.54            4,245,836
                                   12/31/1999           12.38                19.76            2,731,955
                                   12/31/1998           11.70                12.38            2,063,019
                                   12/31/1997           10.00               *11.70            1,219,124

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND HM SHARES                   12/31/2006         $ 17.25             $  20.53            4,147,538
                                   12/31/2005           16.61                17.25            4,346,986
                                   12/31/2004           14.85                16.61            4,566,563
                                   12/31/2003           11.70                14.85            4,696,964
                                   12/31/2002           13.70                11.70            4,762,269
                                   12/31/2001           14.96                13.70            4,931,921
                                   12/31/2000           13.81                14.96            4,744,087
                                   12/31/1999           12.99                13.81            4,001,791
                                   12/31/1998           12.10                12.99            2,513,258
                                   12/31/1997           10.00               *12.10              692,571
* INCEPTION OF THE FUNDS.




..95 M & E

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


ALLIANCEBERNSTEIN LARGE GROWTH
  PORTFOLIO                        12/31/2006         $ 26.48             $  26.06              72,782
                                   12/31/2005           23.28                26.48              53,264
                                   12/31/2004           21.69                23.28              40,081
                                   12/31/2003           17.75                21.69              29,049
                                   12/31/2002           25.91                17.75              23,199
                                   12/31/2001           31.75                25.91              12,501
                                   12/31/2000           40.89               *31.75                   7

ALLIANCEBERNSTEIN VPS FUND, INC.
  SMALL/MID CAP VALUE PORTFOLIO    12/31/2006         $ 18.44             $ *19.27               1,050

ALLIANCEBERNSTEIN VPS FUND, INC.
  SMALL CAP GROWTH PORTFOLIO       12/31/2006         $ 14.00             $ *13.30                 423

ARIEL FUND(R)(1)(3)                12/31/2006         $ 54.92             $  60.04              43,100
                                   12/31/2005           54.94                54.92              41,472
                                   12/31/2004           45.47                54.94              36,450
                                   12/31/2003           35.85                45.47              29,904
                                   12/31/2002           38.17                35.85              18,763
                                   12/31/2001           34.63               *38.17               4,458

ARIEL APPRECIATION FUND(R)(1)(3)   12/31/2006         $ 49.43             $  54.32              72,751
                                   12/31/2005           48.48                49.43              65,006
                                   12/31/2004           43.27                48.48              52,986
                                   12/31/2003           33.35                43.27              44,994
                                   12/31/2002           37.56                33.35              29,898
                                   12/31/2001           34.01               *37.56              10,787

COHEN AND STEERS VIF REALTY FUND   12/31/2006         $ 12.89             $ *15.85              12,014

DAVIS VALUE PORTFOLIO              12/31/2006         $ 12.76             $  14.53              64,054
                                   12/31/2005           11.77                12.76              56,528
                                   12/31/2004           10.57                11.77              42,859
                                   12/31/2003            8.23                10.57              31,038
                                   12/31/2002            9.92                 8.23              20,359
                                   12/31/2001           11.18                 9.92              11,198
                                   12/31/2000           11.55               *11.18                  19

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


DELAWARE VIP GROWTH OPPORTUNITIES
  SERVICE CLASS                    12/31/2006         $ 17.32             $  18.20               7,618
                                   12/31/2005           15.72                17.32               2,905
                                   12/31/2004           14.31               *15.72                  51

DELAWARE VIP TREND SERIES SERVICE
  CLASS                            12/31/2006         $ 31.71             $  33.72               4,091
                                   12/31/2005           30.31                31.71               3,183
                                   12/31/2004           28.67               *30.31                 715

DREYFUS MIDCAP STOCK SERVICE
  SHARES(2)                        12/31/2006         $ 19.35             $  20.64               4,713
                                   12/31/2005           17.93                19.35               3,119
                                   12/31/2004           16.01               *17.93                 742

FIDELITY VIP GROWTH PORTFOLIO      12/31/2006         $ 34.16             $  36.07              62,534
                                   12/31/2005           32.69                34.16              58,033
                                   12/31/2004           32.00                32.69              48,757
                                   12/31/2003           24.37                32.00              35,305
                                   12/31/2002           35.30                24.37              26,663
                                   12/31/2001           43.47                35.30              13,526
                                   12/31/2000           53.21               *43.47                 281

FIDELITY VIP GROWTH & INCOME
  PORTFOLIO                        12/31/2006         $ 15.35             $  17.16              88,182
                                   12/31/2005           14.43                15.35              75,258
                                   12/31/2004           13.80                14.43              70,814
                                   12/31/2003           11.29                13.80              46,875
                                   12/31/2002           13.71                11.29              29,768
                                   12/31/2001           15.21                13.71              14,848
                                   12/31/2000           16.05               *15.21                  13

FIDELITY VIP HIGH INCOME
  PORTFOLIO                        12/31/2006         $ 10.07             $  11.07              60,305
                                   12/31/2005            9.93                10.07              53,858
                                   12/31/2004            9.17                 9.93              37,187
                                   12/31/2003            7.30                 9.17              20,271
                                   12/31/2002            7.13                 7.30               6,238
                                   12/31/2001            8.16                 7.13               4,470
                                   12/31/2000            9.93                *8.16                  20

FIDELITY VIP INDEX 500 PORTFOLIO   12/31/2006         $138.47             $ 158.35              27,106
                                   12/31/2005          133.70               138.47              20,081
                                   12/31/2004          122.32               133.70              14,943
                                   12/31/2003           96.39               122.32               9,918
                                   12/31/2002          125.50                96.39               7,204
                                   12/31/2001          148.04               125.50               3,528
                                   12/31/2000          169.94              *148.04                 157

FIDELITY VIP INVESTMENT GRADE
  BOND PORTFOLIO                   12/31/2006         $ 15.82             $  16.32             166,443
                                   12/31/2005           15.67                15.82             150,226
                                   12/31/2004           15.19                15.67             117,712
                                   12/31/2003           14.61                15.19             156,734
                                   12/31/2002           13.40                14.61              98,191
                                   12/31/2001           12.53                13.40              42,626
                                   12/31/2000           12.03               *12.53                  17

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


FIDELITY VIP MID CAP PORTFOLIO     12/31/2006         $ 34.12             $  37.99              80,760
                                   12/31/2005           29.19                34.12              65,985
                                   12/31/2004           23.64                29.19              44,701
                                   12/31/2003           17.26                23.64              32,778
                                   12/31/2002           19.36                17.26              29,139
                                   12/31/2001           20.26                19.36              20,979
                                   12/31/2000           20.05               *20.26               1,213

FIDELITY VIP OVERSEAS PORTFOLIO    12/31/2006         $ 22.95             $  26.78              96,667
                                   12/31/2005           19.50                22.95              60,211
                                   12/31/2004           17.38                19.50              38,468
                                   12/31/2003           12.26                17.38              22,585
                                   12/31/2002           15.56                12.26              15,209
                                   12/31/2001           19.93                15.56               9,673
                                   12/31/2000           23.34               *19.93                 572

GOLDMAN SACHS VIT STRUCTURED
  SMALL CAP EQUITY FUND            12/31/2006         $ 15.79             $  17.56               7,276
                                   12/31/2005           15.03                15.79               3,497
                                   12/31/2004           13.12               *15.03                 593

J.P. MORGAN U.S. DISCIPLINED
  EQUITY PORTFOLIO(2)              12/31/2006         $ 13.44             $  15.52              93,647
                                   12/31/2005           13.39                13.44             107,192
                                   12/31/2004           12.35                13.39              71,779
                                   12/31/2003            9.72                12.35              55,608
                                   12/31/2002           13.02                 9.72              45,143
                                   12/31/2001           14.93                13.02              20,830
                                   12/31/2000           17.21               *14.93                  13

LORD ABBETT SERIES FUND GROWTH
  OPPORTUNITIES(2)                 12/31/2006         $ 13.72             $  14.66              16,002
                                   12/31/2005           13.23                13.72               9,405
                                   12/31/2004           12.08               *13.23                 578

NEUBERGER BERMAN GENESIS FUND(3)   12/31/2006         $ 32.06             $  33.97              76,885
                                   12/31/2005           27.90                32.06              58,628
                                   12/31/2004           23.79                27.90              48,790
                                   12/31/2003           18.28                23.79              40,775
                                   12/31/2002           19.07                18.28              40,191
                                   12/31/2001           17.34                19.07              24,204
                                   12/31/2000           15.89               *17.34                  13

PUTNAM VT VISTA FUND               12/31/2006         $ 15.23             $  15.91              30,904
                                   12/31/2005           13.71                15.23              31,830
                                   12/31/2004           11.67                13.71              30,018
                                   12/31/2003            8.84                11.67              26,032
                                   12/31/2002           12.87                 8.84              20,926
                                   12/31/2001           19.54                12.87              13,012
                                   12/31/2000           24.83               *19.54                  25

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


RAINIER SMALL/MID CAP EQUITY
  PORTFOLIO(3)                     12/31/2006         $ 41.16             $  46.76              39,405
                                   12/31/2005           35.36                41.16              29,713
                                   12/31/2004           30.41                35.36              23,948
                                   12/31/2003           20.99                30.41              16,316
                                   12/31/2002           26.50                20.99              11,865
                                   12/31/2001           27.84                26.50               6,305
                                   12/31/2000           30.33               *27.84                 135

ROYCE CAPITAL FUND SMALL CAP
  PORTFOLIO                        12/31/2006         $ 10.14             $  11.61              63,203
                                   12/31/2005            9.43                10.14              34,787
                                   12/31/2004            8.17                *9.43               8,074

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO VIP II                 12/31/2006         $ 23.12             $ *25.44               2,951

T. ROWE PRICE PRIME RESERVE
  PORTFOLIO                        12/31/2006         $  1.00             $  *1.02             173,556

WELLS FARGO ADVANTAGE DISCOVERY
  FUND (FORMERLY STRONG MID
  CAP)(SM)                         12/31/2006         $ 14.25             $  16.18              26,927
                                   12/31/2005           17.10               *14.25              24,096
                                   12/31/2004           14.49                17.10              20,742
                                   12/31/2003           10.90                14.49              16,205
                                   12/31/2002           17.62                10.90              16,672
                                   12/31/2001           25.78                17.62              11,330
                                   12/31/2000           36.17                25.78                 465

DOW JONES WILSHIRE 5000 INDEX
  PORTFOLIO INVESTMENT(3)          12/31/2006         $ 10.57             $  11.98             171,006
                                   12/31/2005           10.10                10.57             137,378
                                   12/31/2004            9.17                10.10             100,788
                                   12/31/2003            7.14                 9.17              68,856
                                   12/31/2002            9.17                 7.14              48,780
                                   12/31/2001           10.46                 9.17              29,246
                                   12/31/2000           12.16               *10.46                  30

WILSHIRE LARGE CO. GROWTH
  PORTFOLIO INVESTMENT(3)          12/31/2006         $ 33.33             $  34.66              55,721
                                   12/31/2005           31.03                33.33              47,350
                                   12/31/2004           29.35                31.03              39,972
                                   12/31/2003           23.43                29.35              23,340
                                   12/31/2002           30.24                23.43              18,111
                                   12/31/2001           36.60                30.24              14,979
                                   12/31/2000           45.86               *36.60                  10

WILSHIRE LARGE CO. VALUE
  PORTFOLIO INVESTMENT(3)          12/31/2006         $ 26.38             $  30.97              83,914
                                   12/31/2005           24.38                26.38              64,549
                                   12/31/2004           21.80                24.38              42,668
                                   12/31/2003           17.12                21.80              35,162
                                   12/31/2002           20.89                17.12              29,030
                                   12/31/2001           21.34                20.89              12,739
                                   12/31/2000           20.06               *21.34                  14

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


WILSHIRE SMALL CO. GROWTH
  PORTFOLIO INVESTMENT(2)(3)       12/31/2006         $ 21.58             $  23.76              16,381
                                   12/31/2005           21.02                21.58              15,551
                                   12/31/2004           18.13                21.02               8,713
                                   12/31/2003           13.36                18.13               7,681
                                   12/31/2002           15.67                13.36               6,832
                                   12/31/2001           16.30                15.67               2,303
                                   12/31/2000           17.80               *16.30                  12

WILSHIRE SMALL CO. VALUE
  PORTFOLIO INVESTMENT(3)          12/31/2006         $ 24.83             $  29.43               9,985
                                   12/31/2005           23.52                24.83              10,605
                                   12/31/2004           19.55                23.52               9,258
                                   12/31/2003           14.47                19.55               7,966
                                   12/31/2002           15.88                14.47               3,884
                                   12/31/2001           13.70                15.88               2,710
                                   12/31/2000           12.34               *13.70                  16

WILSHIRE VIT 2010 AGGRESSIVE FUND  12/31/2006         $  9.97             $ *10.47                 876

WILSHIRE VIT 2010 CONSERVATIVE
  FUND                             12/31/2006         $  9.98             $ *10.39                  44

WILSHIRE VIT 2010 MODERATE FUND    12/31/2006         $  9.98             $ *10.40               3,390

WILSHIRE VIT 2015 MODERATE FUND    12/31/2006         $  9.98             $ *10.47                  48

WILSHIRE VIT 2025 MODERATE FUND    12/31/2006         $  9.97             $ *10.53              27,833

WILSHIRE VIT 2035 MODERATE FUND    12/31/2006         $  9.96             $ *10.50                  43

WILSHIRE VIT 2045 MODERATE FUND    12/31/2006         $  9.96             $ *10.52               5,944

WILSHIRE VIT BALANCED FUND HM
  SHARES                           12/31/2006         $ 20.79             $  22.99             110,505
                                   12/31/2005           20.13                20.79              85,774
                                   12/31/2004           18.78                20.13              73,428
                                   12/31/2003           15.86                18.78              58,242
                                   12/31/2002           17.45                15.86              46,279
                                   12/31/2001           17.44                17.45              27,817
                                   12/31/2000           17.54               *17.44               5,361

WILSHIRE VIT EQUITY FUND HM
  SHARES                           12/31/2006         $ 22.81             $  26.43              64,705
                                   12/31/2005           21.76                22.81              49,380
                                   12/31/2004           19.94                21.76              55,483
                                   12/31/2003           15.78                19.94              39,475
                                   12/31/2002           19.77                15.78              32,968
                                   12/31/2001           20.84                19.77              22,694
                                   12/31/2000           21.68               *20.84               6,127

WILSHIRE VIT INCOME FUND HM
  SHARES                           12/31/2006         $ 17.31             $  17.83             131,946
                                   12/31/2005           17.14                17.31             112,891
                                   12/31/2004           16.48                17.14              89,316
                                   12/31/2003           15.50                16.48              74,253
                                   12/31/2002           14.33                15.50              77,267
                                   12/31/2001           13.29                14.33              34,651
                                   12/31/2000           12.83               *13.29               5,308

                                                 ACCUMULATION UNIT   ACCUMULATION UNIT   ACCUMULATION UNITS
                                                VALUE BEGINNING OF      VALUE END OF         OUTSTANDING
SUBACCOUNT                         YEAR ENDED         PERIOD               PERIOD           END OF PERIOD
----------                         ----------   ------------------   -----------------   ------------------


WILSHIRE VIT INTERNATIONAL EQUITY
  FUND HM SHARES                   12/31/2006         $ 12.90             $  15.81              68,365
                                   12/31/2005           11.82                12.90              61,563
                                   12/31/2004           10.79                11.82              61,609
                                   12/31/2003            8.22                10.79              51,642
                                   12/31/2002           10.51                 8.22              53,922
                                   12/31/2001           14.41                10.51              52,642
                                   12/31/2000           15.72               *14.41               9,695

WILSHIRE VIT SHORT-TERM
  INVESTMENT FUND HM SHARES        12/31/2006         $ 11.16             $  11.63              22,365
                                   12/31/2005           10.99                11.16              23,645
                                   12/31/2004           10.96                10.99              20,983
                                   12/31/2003           10.95                10.96              26,379
                                   12/31/2002           10.87                10.95              15,511
                                   12/31/2001           10.43                10.87              27,535
                                   12/31/2000           10.27               *10.43               2,537

WILSHIRE VIT SMALL CAP GROWTH
  FUND HM SHARES                   12/31/2006         $ 12.37             $  13.64              40,374
                                   12/31/2005           12.04                12.37              46,375
                                   12/31/2004           11.64                12.04              51,453
                                   12/31/2003            7.38                11.64              44,578
                                   12/31/2002           12.21                 7.38              46,294
                                   12/31/2001           17.56                12.21              44,751
                                   12/31/2000           21.58               *17.56              11,168

WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND HM SHARES                   12/31/2006         $ 17.53             $  20.93              50,762
                                   12/31/2005           16.83                17.53              44,581
                                   12/31/2004           15.00                16.83              39,075
                                   12/31/2003           11.78                15.00              35,389
                                   12/31/2002           13.75                11.78              32,024
                                   12/31/2001           14.98                13.75              29,034
                                   12/31/2000           14.22               *14.98               3,504
* INCEPTION OF THE FUNDS.




(1) These Subaccounts are not available as investment options in a 457(b) Contract.



(2) On or After May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



          JPMorgan U.S. Large Cap Core Equity Portfolio




          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares




          Lord Abbett Series Fund Growth Opportunities Portfolio




          Wilshire Small Company Growth Portfolio (Investment Class)



(3) These Subaccounts are not available as investment options in Non-Qualified Contracts.



*    Inception price on date Underlying Fund was added to the Separate Account.

                                   MAY 1, 2007


                       STATEMENT OF ADDITIONAL INFORMATION

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

            Individual Flexible Payment and Individual Single Payment
                       Variable Deferred Annuity Contracts

                       Horace Mann Life Insurance Company


This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for single premium or flexible premium Variable annuity Contracts dated May 1, 2007. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.



May 1, 2007

TABLE OF CONTENTS

TOPIC                                                                 PAGE
General Information and History                                        1
Tax Status of the Contracts                                            1
Underwriter                                                            2
Independent Registered Public Accounting Firm                          2
Financial Statements                                                   2

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Separate Account"). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS -- The Internal Revenue Code ("Code") requires that the investments of the Separate Account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. We intend that each Subaccount, through the Underlying Fund in which it invests, will satisfy these diversification requirements.

CONTRACT OWNER CONTROL -- In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

REQUIRED DISTRIBUTIONS -- To be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified contract to contain certain provisions specifying how interest in the Non-Qualified contract will be distributed in the event of the death of any owner of the Non-Qualified contract. Specifically, Section 72(s) requires that
(a) if any Contract Owner dies on or after the annuity starting date, but before the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such contract owner's death; and (b) if any contract owner dies before the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such contract owner's death. These requirements will be considered satisfied as to any portion of a contract owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the contract owner's death. The designated beneficiary refers to a natural person designated by the contract owner as a beneficiary and to whom the death benefit is payable. However, if the designated beneficiary is the surviving spouse of the deceased contract owner, the contract may be continued with the surviving spouse as the new contract owner.

Contracts providing non-qualified retirement annuities (i.e., Contracts sold independently of any formal retirement or pension plan) contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. Other rules may apply to Contracts sold as investment vehicles for Qualified Plans.

UNDERWRITER

HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the NASD. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. During fiscal years 2005, 2004 and 2003, the amounts paid to HM Investors in connection with all Contracts sold through the Separate Account were $6,648,873, $5,738,938 and $4,723,014, respectively. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as "selling firms."). HM Investors passes through any commissions it receives for sales of the Contract to its registered representatives and to other selling firms for their sales of the contract.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of the Separate Account as of December 31, 2006, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.



The KPMG LLP report dated of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation -- Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.


FINANCIAL STATEMENTS

Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

                                     PART C


                                OTHER INFORMATION



               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT


Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

Part A

Condensed financial information of the Registrant

Part B

The following financial statements are included in Part B hereof.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

     -Report of Independent Registered Public Accounting Firm, dated _________

     -Statements of Net Assets - December 31, 2006

     -Statements of Operations For the Year Ended - December 31, 2006

     -Statements of Changes in Net Assets - For the Year Ended December 31, 2006

     -Statements of Changes in Net Assets - For the Year Ended December 31, 2005

     -Notes to Financial Statements December 31, 2006

HORACE MANN LIFE INSURANCE COMPANY

     -Report of Independent Registered Public Accounting Firm, dated _________

     -Statutory Statements of Admitted Assets, Liabilities and Capital and
      -Surplus As of December 31, 2006 and 2005

     -Statutory Statements of Operations - For the Years Ended December 31,
      2006, 2005 and 2004

     -Statutory Statements of Capital and Surplus - For the Years Ended
      December 31, 2006, 2005 and 2004

     -Statutory Statements of Cash Flow - For the Years Ended December 31,
      2006, 2005 and 2004

     -Notes to Statutory Financial Statements - December 31, 2006, 2005 and
      2004

\
(b)  Exhibits

----------------
(1) Resolution of Board of Directors (1).........

(2) Agreements for custody ...................Not Applicable

(3) Underwriting Agreement(1)...................

(4) Form of Variable Annuity Contract (2)

(5) Form of application (2)

(6) Certificate of incorporation and bylaws (3)

(7) Contract of Reinsurance ..................Not Applicable

(8) Other Contracts ..........................Not Applicable

(9) Opinion and Consent of Counsel ...........Filed herewith


(10) Independent Registered Public Accounting Firm Consent .....To be Filed by
Amendment



(11) Financial Statement Schedules for Horace Mann Life Insurance Company and
the Independent Registered Public Accounting Firm's Report thereon..... To be
Filed by Amendment


(12) Agreement regarding initial capital    Not Applicable......

--------------------------------------------------------------------------------
(1) Incorporated by reference to Post Effective Amendment 63 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated April 30, 1998 (File Nos. 2-24256 and 811-1343).

(2) Incorporated by reference to Post Effective Amendment 76 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated October 1, 2003 (File Nos. 2-24256 and 811-1343).

(3) Incorporated by reference to Pre Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).

Item 25.  Directors and Officers of the Depositor

      The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.


     NAME                                POSITION AND OFFICE WITH DEPOSITOR
    ------                              -------------------------------------
Peter H. Heckman                      Director and Executive Vice President,
                                      Chief Financial Officer

Ann M. Caparros                       Director, Vice President, General Counsel,
                                      Corporate Secretary & Chief Compliance
                                      Officer

Louis G. Lower II                     Director, Chairman, President & Chief
                                      Executive Officer

Paul D. Andrews                       Director and Senior Vice President

Angela S. Christian                   Vice President & Treasurer

Frank D'Ambra                         Director and Senior Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or

     Registrant

                    Allegiance Life Insurance Company     Horace
Mann Life Insurance Company
                    IL FEIN # 95-1858796 NAIC # 62790     IL FEIN #
37-0726637 NAIC # 64513

                    Educators Life Insurance Company of America
                    AZ FEIN # 86-0204233 NAIC # 75892

                    Horace Mann Service Corporation
                    IL FEIN # 37-0972590

                    Well-Care Inc.
                    IL FEIN # 37-0984609

Horace Mann Educators Corporation        Horace Mann Investors, Inc.
DE FEIN # 37-0911756                 MD FEIN # 37-0792966

                    Horace Mann Lloyds Management Corp.   Horace

Mann Lloyds
                    TX FEIN # 37-1386476                  TX FEIN # 37-
1386478 NAIC # 10996

                    Horace Mann Insurance Company         Horace

Mann General Agency
                    IL FEIN # 59-1027412 NAIC # 22578     TX FEIN #
76-0616793

                    Teachers Insurance Company
                    IL FEIN # 23-1742051 NAIC # 22683

                    Horace Mann Property & Casualty Insurance Company CA FEIN # 95-2413390 NAIC # 22756

      The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Contract Owners


      As of,January 26, 2007 the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 137,960, of which 132,050 were qualified contract owners and 5,910 were non-qualified Contract Owners.


Item 28. Indemnification

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in the connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Item 29. Principal Underwriters

(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.


Name                                  Position with Underwriter
----                                  --------------------------
Robert B. Joyner                      Chairman

Christopher M. Fehr                   Director, President, Anti-Money
                                      Laundering Officer and Chief Compliance
                                      Officer

Peter H. Heckman                      Director

Rhonda R. Armstead                    Secretary

Diane M. Barnett                      Tax Compliance Officer

Angela S. Christian                   Treasurer

Bret A. Conklin                       Controller

Paul D. Andrews                       Director

Frank D'Ambra III                     Director



(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2006:



                      Net
Name of           Underwriting
Principal         Discounts and   Compensation on   Brokerage
Underwriter        Commission        Redemption     Commission    Compensation
------------      -------------   ---------------   ----------    ------------
Horace Mann        $7,634,875          N/A              N/A             N/A
Investors, Inc.

Item 30.  Location of Accounts and Records

      Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services

      Not applicable.

Item 32. Undertakings

      (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

      (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

      (c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (d) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 27th day of February, 2007.


                BY: HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT
                    ------------------------------------------------------
                                  (Registrant)

                By: Horace Mann Life Insurance Company
                    ------------------------------------------------------
                                   (Depositor)

Attest: /s/ ANN M. CAPARROS              By: /s/ LOUIS G. LOWER II
        ------------------------             ----------------------------------
        Ann M. Caparros                      Louis G. Lower II, President and
        Corporate Secretary                  Chief Executive Officer
        of the Depositor                     of the Depositor

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                              TITLE                                 DATE
---------                              -----                                 ----
/s/ Louis G. Lower     Director, Chairman, President and Chief Executive   February 27, 2007
------------------     Officer
Louis G. Lower II
                                                                           February 27, 2007
/s/ Peter H. Heckman   Director, Executive Vice President and Chief
--------------------   Financial Officer
Peter H. Heckman
                                                                           February 27, 2007
/s/ Ann M. Caparros    Director, Vice President, General Counsel,
-------------------
Ann M. Caparros        Corporate Secretary and Chief Compliance Officer

/s/Frank D'Ambra       Director and Senior Vice President                  February 27, 2007
----------------
Frank D'Ambra

Exhibits


(9)   Opinion and Consent of Counsel